PRESIDENT'S MESSAGE
------------------------------------------------------------
Dear Investor:

I am pleased to present the Annual Report for Independence One Money Market Funds, which covers the 12-month reporting period from May 1, 1998 through April 30, 1999. The report begins with a discussion with the funds' portfolio manager, which is followed by a complete listing of fund holdings and the financial information.

During the reporting period, each fund continued to give shareholders a convenient, stable way to put their ready cash to work earning daily income--with daily access to their money.* Please note the following highlights:

INDEPENDENCE ONE PRIME MONEY MARKET FUND, a high-quality, diversified portfolio of money market securities, paid competitive dividends of $0.05 per share for Class A Shares and Class B Shares. Total net assets reached $633.6 million on the last day of the reporting period.

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND, which invests exclusively in a portfolio of short-term U.S. Treasury obligations, paid dividends totaling $0.05 per share. Total net assets reached $193.9 million on the last day of the reporting period.

Designed for tax-sensitive investors, INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND paid a total of $0.03 in double tax-free dividends per share.+ Total net assets in the fund's high-quality portfolio of Michigan municipal securities reached $86.9 million at the end of the reporting period.

Thank you for keeping your ready cash earning daily income through one of the Independence One Money Market Funds. As always, we welcome your questions, comments, or suggestions.

Sincerely,

[EDWARD C. GONZALES SIGNATURE]

Edward C. Gonzales
President
June 16, 1999

 * AN INVESTMENT IN MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 + INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                       1

INVESTMENT REVIEW
------------------------------------------------------------

Q
     What are your comments on the economy and short-term interest rates during the funds' fiscal year?

A
     Turmoil in Asian economies and the effective default on Russia's sovereign debt threatened to bring an end to the eight year U.S. economic expansion last summer. World stock markets corrected sharply, and the Dow Jones
Industrial Average suffered its largest point drop in its history. Short-term interest rates fell significantly during the reporting period. The Federal Reserve Board (the "Fed") moved to head off a possible credit crunch by lowering short-term interest rates three times in a span of just seven weeks.

Q
     In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the 12-month reporting period ended April 30, 1999? And what was the average maturity of each Fund?

A
     INDEPENDENCE ONE PRIME MONEY MARKET FUND
     Independence One Prime Money Market Fund earned a total return of 4.88% for Class A Shares and 5.14% for Class B Shares during the 12-month reporting period ended April 30, 1999. The 7-day net yield for Class A Shares began the reporting period on May 1, 1998 at 5.03% and ended the reporting period on April 30, 1999 at 4.44%. The 7-day net yield for Class B Shares began the reporting period on May 1, 1998 at 5.28% and ended the reporting period on April 30, 1999 at 4.69%. The average maturity of the fund as of April 30, 1999 was 61 days.*

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
Independence One U.S. Treasury Money Market Fund earned a total return of 4.62% during the 12-month reporting period ended April 30, 1999. The 7-day net yield began the reporting period on May 1, 1998 at 4.91% and ended the reporting period on April 30, 1999 at 4.18%. The average maturity of the fund as of April 30, 1999 was 76 days.*

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
Independence One Michigan Municipal Cash Fund earned a total return of 2.85% during the 12-month reporting period ended April 30, 1999. The 7-day net yield began the reporting period on May 1, 1998 at 3.40% and ended the reporting period on April 30, 1999 at 2.96%. The average maturity of the fund as of April 30, 1999 was 29 days.*

Q
     As we reach mid-year, what is your overall outlook for short-term interest rates for the rest of 1999?

A
     The Fed recently announced its bias toward raising rates. We believe there exists the risk that the resurgence of strong economic growth and the tight labor markets will increase inflation pressures, and that the Fed will respond by reversing the easing policies it initiated last fall.

*PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE
 RESULTS. YIELDS WILL VARY. YIELDS QUOTED FOR MONEY MARKET FUNDS MOST CLOSELY REFLECT THE FUNDS' CURRENT EARNINGS.

                                       2

INDEPENDENCE ONE PRIME MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



  PRINCIPAL
    AMOUNT                                                   VALUE
--------------  ----------------------------------------  ------------

CERTIFICATE OF DEPOSIT--22.1%
--------------------------------------------------------
                FINANCE--22.1%
                ----------------------------------------
$   10,000,000  ABN AMRO Bank N.V., Amsterdam
                (denominated in U.S. dollars), 5.110%,
                5/10/1999                                 $ 10,000,049
                ----------------------------------------
    15,000,000  Abbey National Bank Treasury Services
                PLC MTN (denominated in U.S. dollars),
                5.130%, 5/4/2000                            14,989,861
                ----------------------------------------
    25,000,000  Bayerische Hypo-und Vereinsbank Yankee
                CD (denominated in U.S. dollars),
                4.850%, 6/16/1999 - 6/22/1999               25,000,340
                ----------------------------------------
    15,000,000  CIBC Wood Gundy Securities Corp.,
                5.230%, 2/29/2000                           14,996,393
                ----------------------------------------
    15,000,000  Harris Trust & Savings Bank, Chicago,
                4.850%, 7/12/1999                           15,000,000
                ----------------------------------------
    10,000,000  Rabobank Nederland, Utrecht (denominated
                in U.S. dollars), 5.050%, 1/27/2000         10,000,725
                ----------------------------------------
    25,000,000  Societe Generale, Paris (denominated in
                U.S. dollars), 4.930% - 5.050%,
                9/23/1999 - 1/14/2000                       24,998,741
                ----------------------------------------
    25,000,000  UBS AG (denominated in U.S. dollars),
                4.880% - 4.900%, 8/11/1999 - 8/18/1999      25,001,006
                ----------------------------------------  ------------
                  TOTAL CERTIFICATES OF DEPOSIT            139,987,115
                ----------------------------------------  ------------
COMMERCIAL PAPER (1)--59.4%
--------------------------------------------------------
                CONSUMER DURABLES--6.3%
                ----------------------------------------
    15,000,000  Fleet Funding Corp., 4.868%, 5/7/1999       14,987,925
                ----------------------------------------
    25,000,000  Receivables Capital Corp., 4.833% -
                4.895%, 5/3/1999 - 5/20/1999                24,959,226
                ----------------------------------------  ------------
                  Total                                     39,947,151
                ----------------------------------------  ------------
                FINANCE--19.7%
                ----------------------------------------
    25,000,000  BCI Funding Corp., 4.950% - 5.024%,
                5/27/1999 - 8/23/1999                       24,735,186
                ----------------------------------------
    15,000,000  Bank of America NT and SA, San
                Francisco, 4.940%, 10/7/1999                14,680,675
                ----------------------------------------
    15,000,000  Delaware Funding Corp., 4.861%, 6/9/1999    14,921,675
                ----------------------------------------
    25,325,000  Enterprise Capital Funding Corp., 4.884%
                -4.895%, 6/10/1999 - 7/15/1999              25,118,849
                ----------------------------------------
    10,000,000  J.P. Morgan & Co., Inc., 4.877%,
                7/21/1999                                    9,892,900
                ----------------------------------------


                                       3

INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


  PRINCIPAL
    AMOUNT                                                   VALUE
--------------  ----------------------------------------  ------------
COMMERCIAL PAPER (1)--CONTINUED

--------------------------------------------------------
                FINANCE--CONTINUED
                ----------------------------------------
$   25,000,000  Morgan Stanley, Dean Witter & Co.,
                4.840% - 4.894%, 5/6/1999 - 6/4/1999      $ 24,924,653
                ----------------------------------------
    10,000,000  Quincy Capital Corp., 4.900%, 5/5/1999       9,994,600
                ----------------------------------------  ------------
                  Total                                    124,268,538
                ----------------------------------------  ------------
                MISCELLANEOUS RECEIVABLES--3.9%
                ----------------------------------------
    25,000,000  Asset Securitization Cooperative Corp.,
                4.858% - 4.882%, 5/13/1999 - 7/27/1999      24,809,833
                ----------------------------------------  ------------
                PROCESS INDUSTRIES--3.9%
    25,000,000  Monsanto Co., 4.904% - 4.910%, 6/2/1999
                -8/4/1999                                   24,808,931
                ----------------------------------------  ------------
                SECURITIES SERVICES--21.7%
                ----------------------------------------
    15,000,000  AESOP Funding Corp., 4.837%, 5/28/1999      14,945,887
                ----------------------------------------
    10,000,000  Bank of America, 4.970%, 5/17/1999           9,978,444
                ----------------------------------------
    10,000,000  Barton Capital Corp., 4.906%, 5/4/1999       9,995,933
                ----------------------------------------
    10,000,000  BellSouth Capital Funding Corp., 4.831%,
                5/25/1999                                    9,968,000
                ----------------------------------------
    10,000,000  Edison Asset Securitization, LLC,
                4.869%, 7/19/1999                            9,894,447
                ----------------------------------------
    23,409,000 (2) Fountain Square Commercial Funding
                Corp., (Fifth Third Bank, Cincinnati
                Support Agreement), 4.897% - 4.908%,
                7/1/1999                                    23,216,851
                ----------------------------------------
    15,000,000  General Electric Capital Corp., 4.918% -
                4.974%, 6/14/1999 - 9/14/1999               14,787,517
                ----------------------------------------
    20,000,000  Goldman Sachs Group, LP, 4.892% -
                4.896%, 5/14/1999 - 5/25/1999               19,950,153
                ----------------------------------------
    25,000,000  Transamerica Finance Corp., 4.852% -
                4.881%, 5/12/1999 - 6/11/1999               24,923,583
                ----------------------------------------  ------------
                  Total                                    137,660,815
                ----------------------------------------  ------------
                TRANSPORTATION--3.9%
                ----------------------------------------
    25,000,000  Kitty Hawk Funding Corp., 4.899% -
                4.919%, 6/8/1999 - 6/15/1999                24,862,617
                ----------------------------------------  ------------
                  TOTAL COMMERCIAL PAPER                   376,357,885
                ----------------------------------------  ------------
GOVERNMENT AGENCIES--4.3%
--------------------------------------------------------
                FEDERAL HOME LOAN BANK--4.3%
                ----------------------------------------
    10,000,000  4.910%, 11/10/1999                           9,996,865
                ----------------------------------------
    17,000,000  5.000%, 10/27/1999                          17,000,000
                ----------------------------------------  ------------
                  TOTAL GOVERNMENT AGENCIES                 26,996,865
                ----------------------------------------  ------------


                                       4

INDEPENDENCE ONE PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------


  PRINCIPAL
    AMOUNT                                                   VALUE
--------------  ----------------------------------------  ------------
REPURCHASE AGREEMENTS (3)--16.5%

--------------------------------------------------------
$   50,000,000  Dean Witter Reynolds, Inc., 4.850%,
                dated 4/30/1999, due 5/3/1999             $ 50,000,000
                ----------------------------------------
    54,903,000  Donaldson, Lufkin and Jenrette
                Securities Corp., 4.870%, dated
                4/30/1999, due 5/3/1999                     54,903,000
                ----------------------------------------  ------------
                  TOTAL REPURCHASE AGREEMENTS (AT COST)    104,903,000
                ----------------------------------------  ------------
                  TOTAL INVESTMENTS (AT AMORTIZED COST)
                    (4)                                   $648,244,865
                ----------------------------------------  ------------


(1) Each issue shows the rate of discount at the time of purchase.

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the fund's Board of Trustees. At April 30, 1999, these securities amounted to $23,216,851 which represents 3.7% of net assets.

(3) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($633,573,586) at April 30, 1999.

The following acronyms are used throughout this portfolio:

LLC--Limited Liability Corporation

LP--Limited Partnership

MTN--Medium Term Note

PLC--Public Limited Company

SA--Support Agreement

(See Notes which are an integral part of the Financial Statements)

                                       5

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
------------------------------------------------------
Investments in securities                 $543,341,865
----------------------------------------
Investments in repurchase agreements       104,903,000
----------------------------------------  ------------
Total investments in securities, at amortized cost and
  value                                                 $648,244,865
------------------------------------------------------
Cash                                                          31,867
------------------------------------------------------
Income receivable                                          1,619,569
------------------------------------------------------
Receivable for shares sold                                    67,489
------------------------------------------------------  ------------
    Total assets                                         649,963,790
------------------------------------------------------
LIABILITIES:
----------------------------------------
Payable for investments purchased         $ 14,989,861
----------------------------------------
Payable for shares redeemed                     12,008
----------------------------------------
Income distribution payable                  1,127,551
----------------------------------------
Payable to adviser                              90,379
----------------------------------------
Other accrued expenses                         170,405
----------------------------------------  ------------
    Total liabilities                                     16,390,204
------------------------------------------------------  ------------
NET ASSETS for 633,573,586 shares outstanding           $633,573,586
------------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------
CLASS A SHARES:
------------------------------------------------------
$442,200,717  DIVIDED BY 442,200,717 shares
  outstanding                                                  $1.00
------------------------------------------------------  ------------
CLASS B SHARES:
------------------------------------------------------
$191,372,869  DIVIDED BY 191,372,869 shares
  outstanding                                                  $1.00
------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

                                       6

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:
-----------------------------------------------------
Interest                                               $30,674,652
-----------------------------------------------------
EXPENSES:
----------------------------------------
Investment advisory fee                   $ 2,307,358
----------------------------------------
Administrative personnel and services
  fee                                         588,977
----------------------------------------
Custodian fees                                 77,004
----------------------------------------
Transfer and dividend disbursing agent
  fees and expenses                            98,475
----------------------------------------
Directors'/Trustees' fees                      24,000
----------------------------------------
Auditing fees                                  15,500
----------------------------------------
Legal fees                                      5,850
----------------------------------------
Portfolio accounting fees                      99,639
----------------------------------------
Shareholder services fee--Class A Shares    1,141,575
----------------------------------------
Share registration costs                       21,891
----------------------------------------
Printing and postage                            8,000
----------------------------------------
Insurance premiums                              4,255
----------------------------------------
Miscellaneous                                   5,855
----------------------------------------  -----------
    Total expenses                          4,398,379
----------------------------------------
Waiver--
----------------------------------------
    Waiver of investment advisory fee      (1,442,099)
----------------------------------------  -----------
        Net expenses                                     2,956,280
-----------------------------------------------------  -----------
            Net investment income                      $27,718,372
-----------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

                                       7

INDEPENDENCE ONE PRIME MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                                YEAR ENDED APRIL 30,
                                          --------------------------------
                                               1999             1998
----------------------------------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                     $    27,718,372  $    23,845,778
----------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income
----------------------------------------
  Class A Shares                              (21,765,197)     (18,466,487)
----------------------------------------
  Class B Shares                               (5,953,175)      (5,379,291)
----------------------------------------  ---------------  ---------------
    Change in net assets resulting from
      distributions to shareholders           (27,718,372)     (23,845,778)
----------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                4,638,090,014    3,127,600,723
----------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                         17,286,748       13,841,267
----------------------------------------
Cost of shares redeemed                    (4,493,048,245)  (3,079,200,897)
----------------------------------------  ---------------  ---------------
    Change in net assets resulting from
      share transactions                      162,328,517       62,241,093
----------------------------------------  ---------------  ---------------
        Change in net assets                  162,328,517       62,241,093
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                           471,245,069      409,003,976
----------------------------------------  ---------------  ---------------
End of period                             $   633,573,586  $   471,245,069
----------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)

                                       8

INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS A SHARES
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                         YEAR ENDED APRIL 30,
                           ------------------------------------------------
                             1999      1998      1997      1996      1995
-------------------------  --------  --------  --------  --------  --------

NET ASSET VALUE,
BEGINNING OF PERIOD          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
  Net investment income        0.05      0.05      0.05      0.05      0.05
-------------------------
LESS DISTRIBUTIONS
-------------------------
  Distributions from net
  investment income           (0.05)    (0.05)    (0.05)    (0.05)    (0.05)
-------------------------  --------  --------  --------  --------  --------
NET ASSET VALUE, END OF
PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------  --------  --------  --------  --------  --------
TOTAL RETURN (1)               4.88%     5.20%     4.94%     5.33%     4.66%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
  Expenses (2)                 0.81%     0.84%     0.85%     0.86%     0.61%
-------------------------
  Net investment income
  (2)                          4.52%     4.82%     4.58%     4.94%     4.51%
-------------------------
  Expenses (after
  waivers/reimbursements)      0.56%     0.59%     0.60%     0.61%     0.61%
-------------------------
  Net investment income
  (after waivers/
  reimbursements)              4.77%     5.07%     4.83%     5.19%     4.51%
-------------------------
SUPPLEMENTAL DATA
-------------------------
  Net assets, end of
  period (000 omitted)     $442,201  $389,522  $337,836  $310,991  $233,607
-------------------------


(1)  Based on net asset value.

(2) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

                                       9

INDEPENDENCE ONE PRIME MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--CLASS B SHARES
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                               YEAR ENDED APRIL 30,
                                ------------------------------------------------
                                  1999     1998     1997           1996 (1)
------------------------------  --------  -------  -------         -------

NET ASSET VALUE, BEGINNING OF
  PERIOD                          $ 1.00   $ 1.00   $ 1.00          $ 1.00
------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
------------------------------
  Net investment income             0.05     0.05     0.05             0.05
------------------------------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
    investment income              (0.05)   (0.05)   (0.05)           (0.05)
------------------------------  --------  -------  -------          -------
NET ASSET VALUE, END OF PERIOD    $ 1.00   $ 1.00   $ 1.00           $ 1.00
------------------------------  --------  -------  -------          -------
TOTAL RETURN (2)                    5.14%    5.46%    5.20%            5.07%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses (3)                      0.56%    0.59%    0.60%            0.61%*
------------------------------
  Net investment income (3)         4.77%    5.06%    4.81%            5.09%*
------------------------------
  Expenses (after
    waivers/reimbursements)         0.31%    0.34%    0.35%            0.36%*
------------------------------
  Net investment income (after
    waivers/reimbursements)         5.02%    5.31%    5.06%            5.34%*
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
    (000 omitted)               $191,373  $81,723  $71,168          $85,780
------------------------------


 *   Computed on an annualized basis.

(1) Reflects operations for the period from May 1, 1995 (date of initial public investment) to April, 30, 1996.

(2) Based on net asset value.

(3) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

                                       10

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



 PRINCIPAL
  AMOUNT                                                  VALUE
-----------  ----------------------------------------  ------------

U.S. TREASURY OBLIGATIONS(1)--44.0%
-----------------------------------------------------
             U.S. TREASURY NOTES--44.0%
             ----------------------------------------
$10,000,000  4.86%, 4/15/2000                          $ 10,058,427
             ----------------------------------------
 15,000,000  4.83%, 10/31/1999                           15,057,072
             ----------------------------------------
 15,000,000  4.82%, 11/15/1999                           15,082,049
             ----------------------------------------
 10,000,000  4.79%, 2/15/2000                            10,082,528
             ----------------------------------------
 20,000,000  4.40%, 5/31/1999                            20,037,632
             ----------------------------------------
 15,000,000  4.38%, 7/31/1999                            15,090,683
             ----------------------------------------  ------------
               TOTAL U.S. TREASURY OBLIGATIONS           85,408,391
             ----------------------------------------  ------------
             REPURCHASE AGREEMENTS(2)--55.4%
             ----------------------------------------
 45,000,000  BA Securities, Inc., 4.850%, dated
             4/30/1999, due 5/3/1999                     45,000,000
             ----------------------------------------
  8,492,000  Morgan Stanley Dean Witter, Inc.,
             4.850%, dated 4/30/1999, due 5/3/1999        8,492,000
             ----------------------------------------
 45,500,000  Donaldson, Lufkin and Jenrette
             Securities Corp., 4.870%, dated
             4/30/1999, due 5/3/1999                     45,500,000
             ----------------------------------------
  8,500,000  First Chicago Capital Markets, Inc.,
             4.850%, dated 4/30/1999, due 5/3/1999        8,500,000
             ----------------------------------------  ------------
               TOTAL REPURCHASE AGREEMENTS              107,492,000
             ----------------------------------------  ------------
               TOTAL INVESTMENTS (AT AMORTIZED
                 COST)(3)                              $192,900,391
             ----------------------------------------  ------------


(1)  Rate reflects yield to maturity.

(2) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($193,949,026) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

                                       11

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
----------------------------------------
Investments in repurchase agreements      $107,492,000
----------------------------------------
Investments in securities                   85,408,391
----------------------------------------  ------------
Total investments in securities, at amortized cost and
  value                                                 $192,900,391
------------------------------------------------------
Cash                                                          11,033
------------------------------------------------------
Income receivable                                          1,389,231
------------------------------------------------------  ------------
    Total assets                                         194,300,655
------------------------------------------------------
LIABILITIES:
----------------------------------------
Payable for shares redeemed                      1,158
----------------------------------------
Income distribution payable                    245,248
----------------------------------------
Payable to adviser                              69,517
----------------------------------------
Other accrued expenses                          35,706
----------------------------------------  ------------
    Total liabilities                                        351,629
------------------------------------------------------  ------------
NET ASSETS for 193,949,026 shares outstanding           $193,949,026
------------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
------------------------------------------------------
$193,949,026  DIVIDED BY 193,949,026 shares
  outstanding                                                  $1.00
------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

                                       12

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:
----------------------------------------------------
Interest                                              $13,170,704
----------------------------------------------------
EXPENSES:
----------------------------------------
Investment advisory fee                   $1,028,200
----------------------------------------
Administrative personnel and services
  fee                                        263,394
----------------------------------------
Custodian fees                                60,441
----------------------------------------
Transfer and dividend disbursing agent
  fees and expenses                           29,492
----------------------------------------
Directors'/Trustees' fees                     12,741
----------------------------------------
Auditing fees                                 12,500
----------------------------------------
Legal fees                                     5,406
----------------------------------------
Portfolio accounting fees                     66,529
----------------------------------------
Share registration costs                      15,752
----------------------------------------
Printing and postage                           2,564
----------------------------------------
Insurance premiums                               295
----------------------------------------
Miscellaneous                                  7,696
----------------------------------------  ----------
    Total expenses                                      1,505,010
----------------------------------------              -----------
        Net investment income                         $11,665,694
----------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

                                       13

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                                YEAR ENDED APRIL 30,
                                          --------------------------------
                                               1999             1998
----------------------------------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                     $    11,665,694  $    13,078,210
----------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income      (11,665,694)     (13,078,210)
----------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                2,423,407,738    2,653,184,433
----------------------------------------
Net asset value of shares issued to
  shareholders in payment of
  distributions declared                        7,185,665        7,978,732
----------------------------------------
Cost of shares redeemed                    (2,557,212,720)  (2,585,884,188)
----------------------------------------  ---------------  ---------------
    Change in net assets resulting from
      share transactions                     (126,619,317)      75,278,977
----------------------------------------  ---------------  ---------------
        Change in net assets                 (126,619,317)      75,278,977
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                           320,568,343      245,289,366
----------------------------------------  ---------------  ---------------
End of period                             $   193,949,026  $   320,568,343
----------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)

                                       14

INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                         YEAR ENDED APRIL 30,
                           ------------------------------------------------
                             1999      1998      1997      1996      1995
                           --------  --------  --------  --------  --------

-------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
  Net investment income        0.05      0.05      0.05      0.05      0.04
-------------------------
LESS DISTRIBUTIONS
-------------------------
  Distributions from net
  investment income           (0.05)    (0.05)    (0.05)    (0.05)    (0.04)
-------------------------     -----     -----     -----     -----     -----
NET ASSET VALUE, END OF
PERIOD                       $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
-------------------------     -----     -----     -----     -----     -----
TOTAL RETURN (1)               4.62%     5.03%     4.86%     5.28%     4.49%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
  Expenses                     0.59%     0.59%     0.59%     0.60%     0.63%
-------------------------
  Net investment income        4.54%     4.92%     4.75%     5.14%     4.41%
-------------------------
SUPPLEMENTAL DATA
-------------------------
  Net assets, end of
  period (000 omitted)     $193,949  $320,568  $245,289  $297,233  $244,887
-------------------------


(1)  Based on net asset value.

(See Notes which are an integral part of the Financial Statements)

                                       15

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



                                                   CREDIT
PRINCIPAL                                          RATING*
  AMOUNT                                         S&P/MOODY'S     VALUE
----------  -----------------------------------  -----------  -----------

SHORT-TERM MUNICIPALS (1)(2)--97.7%
-----------------------------------------------
            MICHIGAN--97.7%
            -----------------------------------
$2,600,000  Bruce Township, MI Hospital Finance
            Authority, Tender Securities Weekly
            VRDNs (Sisters of Charity Health
            Care System)/(MBIA INS)/(Morgan
            Guaranty Trust Co., New York LIQ)    A-1+/VMIG1   $ 2,600,000
            -----------------------------------
 1,000,000  Cornell, MI EDC, Industrial
            Development Revenue Refunding Bonds
            (Series 1990), 3.10% CP (Mead-
            Escanaba Paper Co. Project)/(Credit
            Suisse First Boston LOC), Mandatory
            Tender 6/15/1999                       A-1+/NR      1,000,000
            -----------------------------------
 3,000,000  Dearborn, MI EDC, Revenue Bonds
            Weekly VRDNs (Henry Ford
            Village)/(Comerica Bank, Detroit,
            MI LOC)                                 NR/NR       3,000,000
            -----------------------------------
 2,200,000  Delta County, MI EDC, Environmental
            Improvement Revenue Refunding Bonds
            (Series 1985 B), 2.65% CP
            (Mead-Escanaba Paper Co.
            Project)/(Union Bank of
            Switzerland, Zurich LOC), Mandatory
            Tender 5/10/1999                       NR/P-1       2,200,000
            -----------------------------------
 2,500,000  Detroit, MI City School District,
            GO LT, 3.688% Bonds, 7/1/1999         SP-1+/NR      2,503,382
            -----------------------------------
 3,000,000  Detroit, MI Sewage Disposal System
            Weekly VRDNs (MBIA INS)              A-1+/VMIG1     3,000,000
            -----------------------------------
 1,000,000  Detroit, MI Sewage Disposal System,
            Sewer Improvement Revenue Bonds,
            3.10% Bonds, 7/1/1999 (callable
            @101.5)                                AAA/NR       1,014,728
            -----------------------------------
   500,000  Detroit, MI Water Supply System,
            Water Supply System Revenue
            Refunding Bonds (Series 1993)
            Weekly VRDNs (FGIC INS)/(FGIC
            Securities Purchase, Inc. LIQ)       A-1+/VMIG1       500,000
            -----------------------------------
   900,000  Detroit, MI, 3.10% Bonds, 5/1/1999
            (callable @102) (AMBAC INS)            AAA/Aaa        918,000
            -----------------------------------
   340,000  Farmington Hills, MI EDC, LT
            Obligation Weekly VRDNs (Brookfield
            Building Association)/(Comerica
            Bank, Detroit, MI LOC)                  A-1/A         340,000
            -----------------------------------


                                       16

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------


                                                   CREDIT
PRINCIPAL                                          RATING*
  AMOUNT                                         S&P/MOODY'S     VALUE
----------  -----------------------------------  -----------  -----------
SHORT-TERM MUNICIPALS (1)(2)--CONTINUED

-----------------------------------------------
            MICHIGAN--CONTINUED
            -----------------------------------
$  800,000  Farmington Hills, MI EDC, Limited
            Obligations Revenue Bonds, 3.25%
            TOBs (Marketing Displays)/(Comerica
            Bank, Detroit, MI LOC), Optional
            Tender 9/1/1999                         NR/NR     $   800,000
            -----------------------------------
 1,000,000  Grand Rapids, MI EDR Weekly VRDNs
            (Amway Hotel Corp.)/(Old Kent Bank
            & Trust Co., Grand Rapids LOC)         A-1/NR       1,000,000
            -----------------------------------
 1,000,000  Grand Rapids, MI EDR, Weekly VRDNs
            (Amway Hotel Corp.)/(Old Kent Bank
            & Trust Co., Grand Rapids LOC)         A-1/NR       1,000,000
            -----------------------------------
 1,500,000  Grand Rapids, MI Water Supply
            System, Series 1993 Weekly VRDNs
            (FGIC INS)/(Societe Generale, Paris
            LIQ)                                  NR/VMIG1      1,500,000
            -----------------------------------
 3,088,000  Lakeville, MI, Community School,
            3.65% Bonds, 6/30/1999                NR/SP-1+      3,090,204
            -----------------------------------
 3,125,000  Lincoln, MI Consolidated School
            District, Cash Flow Management,
            3.75% Bonds, 8/20/1999                  NR/NR       3,127,278
            -----------------------------------
 2,000,000  Michigan Higher Education Student
            Loan Authority, Series XXII-F
            Weekly VRDNs (AMBAC)                  AAA/VMIG1     2,000,000
            -----------------------------------
 3,000,000  Michigan Municipal Bond Authority,
            Revenue Bonds (Series B-1), 3.60%
            Bonds, 7/2/1999                       SP-1+/NR      3,004,423
            -----------------------------------
   555,000  Michigan State Hospital Finance
            Authority Weekly VRDNs (Hospital
            Equipment Loan Program)/(First of
            America Bank--Kalamazoo, MI LOC)      NR/VMIG1        555,000
            -----------------------------------
 3,020,000  Michigan State Hospital Finance
            Authority, (Series 1994) Weekly
            VRDNs (Mt. Clemens General
            Hospital)/ (Comerica Bank, Detroit,
            MI LOC)                               NR/VMIG1      3,020,000
            -----------------------------------
 1,100,000  Michigan State Hospital Finance
            Authority, (Series A) Health,
            Hospital Nursing Home Improvement
            Revenue Bonds Weekly VRDNs
            (National City Bank, Michigan/
            Illinois LOC)                         NR/VMIG1      1,100,000
            -----------------------------------
 1,900,000  Michigan State Hospital Finance
            Authority, (Series F) Weekly VRDNs
            (Daughters of Charity)               A-1+/VMIG1     1,900,000
            -----------------------------------
 1,000,000  Michigan State Hospital Finance
            Authority, Refunding Revenue Bonds,
            3.15% Bonds (Oakland General
            Hospital, MI)/(AMBAC LOC), 7/1/1999
            (callable @102)                        AAA/Aaa      1,017,151
            -----------------------------------


                                       17

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------


                                                   CREDIT
PRINCIPAL                                          RATING*
  AMOUNT                                         S&P/MOODY'S     VALUE
----------  -----------------------------------  -----------  -----------
SHORT-TERM MUNICIPALS (1)(2)--CONTINUED

-----------------------------------------------
            MICHIGAN--CONTINUED
            -----------------------------------
$1,000,000  Michigan State Hospital Finance
            Authority, Revenue Bonds Weekly
            VRDNs (First of America Bank LOC)      NR/Aa3     $ 1,000,000
            -----------------------------------
 1,935,000  Michigan State Trunk Line, (Series
            A), 2.85% Bonds (United States
            Treasury PRF), 8/15/1999 (callable
            @102)                                  AAA/Aa-      1,996,304
            -----------------------------------
 1,560,000  Michigan Strategic Fund Monthly
            VRDNs (Applied Textiles, Inc.)          NR/NR       1,560,000
            -----------------------------------
   300,000  Michigan Strategic Fund Weekly
            VRDNs (Cons. Indl.)/ (NBD Bank,
            Michigan LOC)                           NR/NR         300,000
            -----------------------------------
   790,000  Michigan Strategic Fund Weekly
            VRDNs (Advanced Tooling Systems,
            Inc.)/(NBD Bank, Michigan LOC)          NR/NR         789,980
            -----------------------------------
 1,500,000  Michigan Strategic Fund Weekly
            VRDNs (Morrell, Inc.) (Comerica
            LOC)                                    NR/NR       1,500,000
            -----------------------------------
   200,000  Michigan Strategic Fund Weekly
            VRDNs (NBD Bank, Michigan LOC)/(LPB
            LLC Project)                            NR/NR         200,000
            -----------------------------------
 1,100,000  Michigan Strategic Fund, (Series
            1995) Weekly VRDNs (Rood
            Industries, Inc. Project)/(NBD
            Bank, Michigan LOC)                     NR/NR       1,100,000
            -----------------------------------
 3,800,000  Michigan Strategic Fund, 2.60% CP
            (Dow Chemical Co.), Mandatory
            Tender 5/20/1999                       NR/P-1       3,800,000
            -----------------------------------
   900,000  Michigan Strategic Fund, 2.80% CP
            (Dow Chemical Co.), Mandatory
            Tender 5/3/1999                        NR/P-1         900,000
            -----------------------------------
 1,000,000  Michigan Strategic Fund, Industrial
            Improvement Revenue Bonds Weekly
            VRDNs (Eclipse Mold, Inc.
            Project)/(NBD Bank, Michigan LOC)       NR/NR       1,000,000
            -----------------------------------
 1,000,000  Michigan Strategic Fund, Industrial
            Improvement Revenue Bonds Weekly
            VRDNs (Pinnacle Molded
            Plastics)/(NBD Bank, Michigan LOC)      NR/NR       1,000,000
            -----------------------------------
   885,000  Michigan Strategic Fund, Industrial
            Improvement Revenue Bonds Weekly
            VRDNs (Royal Oak Industries,
            Inc.)/(Old Kent Bank & Trust LOC)      A1/P-1         884,801
            -----------------------------------
 1,000,000  Michigan Strategic Fund, Industrial
            Revenue Refunding Bonds Daily VRDNs
            (Consumers Power) (UBS--Union Bank
            of Switzerland LOC)                    NR/P-1       1,000,000
            -----------------------------------


                                       18

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------


                                                   CREDIT
PRINCIPAL                                          RATING*
  AMOUNT                                         S&P/MOODY'S     VALUE
----------  -----------------------------------  -----------  -----------
SHORT-TERM MUNICIPALS (1)(2)--CONTINUED

-----------------------------------------------
            MICHIGAN--CONTINUED
            -----------------------------------
$2,525,000  Michigan Strategic Fund, PCR Bonds
            Weekly VRDNs (General Motors Corp.)   A-/VMIG1    $ 2,525,000
            -----------------------------------
   885,000  Michigan Strategic Fund, Refunding
            Revenue Bonds (Series B) Weekly
            VRDNs (Riverfront Development Co.)      NR/NR         885,000
            -----------------------------------
 3,000,000  Michigan Strategic Fund, Refunding
            Revenue Bonds Weekly VRDNs
            (Louisiana-Pacific Corp.)/(Wachovia
            Bank & Trust Co. LOC)                  NR/Aa2       3,000,000
            -----------------------------------
   800,000  Michigan Strategic Fund, Resource
            Recovery Improvement Bonds Weekly
            VRDNs (Great Lakes Recovery
            Systems)/(NBD Bank, Michigan LOC)      A-1+/NR        800,000
            -----------------------------------
 1,000,000  Michigan Strategic Fund, Revenue
            Bonds Weekly VRDNs (NBD Bank,
            Michigan LOC) (Non-Ferrous Cast
            Alloy)                                  NR/NR       1,000,000
            -----------------------------------
 1,000,000  Michigan Strategic Fund, Revenue
            Bonds Weekly VRDNs (YWY Investments
            LLC)/(NBD Bank, Michigan LOC)           NR/NR       1,000,000
            -----------------------------------
 4,900,000  Michigan Strategic Fund, Solid
            Waste Disposal Revenue Bonds Weekly
            VRDNs (Grayling
            Generating)/(Barclays LOC)            NR/VMIG1      4,900,000
            -----------------------------------
   100,000  Oakland County, MI EDC Weekly VRDNs (Michigan Christian
            College)/(NBD
            Bank, Michigan LOC)                     NR/NR         100,000
            -----------------------------------
 3,200,000  Oscoda, MI Area Shool District,
            Student Aid Notes, 3.65% Bonds,
            8/20/1999                               NR/NR       3,200,468
            -----------------------------------
 2,600,000  Regents of University of Michigan, (Series A), 2.60% CP (Regents of
            University of Michigan GTD),
            Mandatory Tender 5/12/1999            A-1+/P-1      2,600,000
            -----------------------------------
 3,000,000  Regents of University of Michigan, (Series A), 2.70% CP (Regents of
            University of Michigan GTD),
            Mandatory Tender 5/4/1999             A-1+/P-1      3,000,000
            -----------------------------------
 1,000,000  Regents of University of Michigan, (Series A), 2.80% CP (Regents of
            University of Michigan GTD),
            Mandatory Tender 6/17/1999            A-1+/P-1      1,000,000
            -----------------------------------


                                       19

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
--------------------------------------------------------------------------------


PRINCIPAL                                          CREDIT
  AMOUNT                                           RATING*
OR SHARES                                        S&P/MOODY'S     VALUE
----------  -----------------------------------  -----------  -----------
SHORT-TERM MUNICIPALS (1)(2)--CONTINUED

-----------------------------------------------
            MICHIGAN--CONTINUED
            -----------------------------------
$1,800,000  Vicksburg, MI Community Schools,
            Student Aid Notes, 3.70% Bonds,
            8/24/1999                               NR/NR     $ 1,800,546
            -----------------------------------
 1,945,000  Wayne County, MI , Airport Revenue
            Bonds (Series B) Daily VRDNs
            (Detroit Metropolitan
            County)/(Bayerische Landesbank LOC)  A-1+/VMIG1     1,945,000
            -----------------------------------               -----------
            TOTAL SHORT-TERM MUNICIPALS                        84,977,265
            -----------------------------------               -----------
MUTUAL FUND SHARES--1.3%
-----------------------------------------------
 1,094,000  Nuveen Tax Exempt Money Market Fund
            (at net asset value)                                1,094,000
            -----------------------------------               -----------
              TOTAL INVESTMENTS (AT AMORTIZED
              COST)(3)                                        $86,071,265
            -----------------------------------               -----------


* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(1) At April 30, 1999, 15.6% of the total investments at market value were subject to alternative minimum tax (unaudited).
(2) Rate reflects yield to maturity. (3) Also represents cost for federal tax purposes.
Note: The categories of investments are shown as a percentage of net assets ($86,949,705) at April 30, 1999.
The following acronyms are used throughout this portfolio:




AMBAC-- American Municipal Bond Assurance           LIQ--Liquidity Agreement
       Corporation                                  LLC--Limited Liability Corporation
CP--Commercial Paper                                LOC--Letter of Credit
EDC--Economic Development Corporation               LT--Limited Tax
EDR--Economic Development Revenue                   MBIA--Municipal Bond Investors Assurance
FGIC--Financial Guaranty Insurance Company          PCR--Pollution Control Revenue
GO--General Obligation                              PRF--Prerefunded
GTD--Guaranty                                       TOBs--Tender Option Bonds
INS--Insured                                        VRDNs--Variable Rate Demand Notes


(See Notes which are an integral part of the Financial Statements)

                                       20

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
-------------------------------------------------
Total investments in securities, at amortized
  cost and value                                   $86,071,265
-------------------------------------------------
Cash                                                     6,070
-------------------------------------------------
Income receivable                                      936,617
-------------------------------------------------
Receivable for shares sold                               4,138
-------------------------------------------------  -----------
    Total assets                                    87,018,090
-------------------------------------------------
LIABILITIES:
----------------------------------------
Income distribution payable               $24,736
----------------------------------------
Payable to adviser                         20,098
----------------------------------------
Accrued expenses                           23,551
----------------------------------------  -------
    Total liabilities                                   68,385
-------------------------------------------------  -----------
NET ASSETS for 86,949,705 shares outstanding       $86,949,705
-------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
-------------------------------------------------
$86,949,705  DIVIDED BY 86,949,705 shares
  outstanding                                      $      1.00
-------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

                                       21

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:
---------------------------------------------------
Interest                                             $3,853,383
---------------------------------------------------
EXPENSES:
----------------------------------------
Investment advisory fee                   $ 467,103
----------------------------------------
Administrative personnel and services
  fee                                       119,511
----------------------------------------
Custodian fees                               24,851
----------------------------------------
Transfer and dividend disbursing agent
  fees and expenses                          35,156
----------------------------------------
Directors'/Trustees' fees                     5,001
----------------------------------------
Auditing fees                                13,500
----------------------------------------
Legal fees                                    5,351
----------------------------------------
Portfolio accounting fees                    40,264
----------------------------------------
Share registration costs                      9,594
----------------------------------------
Printing and postage                          7,004
----------------------------------------
Insurance premiums                            1,800
----------------------------------------
Miscellaneous                                 2,073
----------------------------------------  ---------
    Total expenses                          731,208
----------------------------------------
Waivers--
----------------------------------------
    Waiver of investment advisory fee      (175,163)
----------------------------------------  ---------
        Net expenses                                    556,045
---------------------------------------------------  ----------
            Net investment income                    $3,297,338
---------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)

                                       22

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                              YEAR ENDED APRIL 30,
                                          ----------------------------
                                              1999           1998
----------------------------------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                     $   3,297,338  $   2,990,068
----------------------------------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income     (3,297,338)    (2,990,068)
----------------------------------------  -------------  -------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                887,345,373    746,963,146
----------------------------------------
Net asset value of shares issued to
  shareholders in payment of
  distributions declared                      2,517,212      2,382,308
----------------------------------------
Cost of shares redeemed                    (905,682,605)  (730,595,042)
----------------------------------------  -------------  -------------
    Change in net assets resulting from
      share transactions                    (15,820,020)    18,750,412
----------------------------------------  -------------  -------------
        Change in net assets                (15,820,020)    18,750,412
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                         102,769,725     84,019,313
----------------------------------------  -------------  -------------
End of period                             $  86,949,705  $ 102,769,725
----------------------------------------  -------------  -------------


(See Notes which are an integral part of the Financial Statements)

                                       23

INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                       YEAR ENDED APRIL 30,
                           --------------------------------------------
                            1999      1998     1997     1996     1995
-------------------------  -------  --------  -------  -------  -------

NET ASSET VALUE,
BEGINNING OF PERIOD         $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
  Net investment income       0.03      0.03     0.03     0.03     0.03
-------------------------
LESS DISTRIBUTIONS
-------------------------
  Distributions from net
  investment income          (0.03)    (0.03)   (0.03)   (0.03)   (0.03)
-------------------------    -----     -----    -----    -----    -----
NET ASSET VALUE, END OF
PERIOD                      $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00
-------------------------    -----     -----    -----    -----    -----
TOTAL RETURN (1)              2.85%     3.24%    3.04%    3.24%    2.81%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
  Expenses (2)                0.63%     0.65%    0.68%    0.73%    0.80%
-------------------------
  Net investment income
    (2)                       2.67%     3.03%    2.81%    2.98%    2.59%
-------------------------
  Expenses (after
  waivers/reimbursements)     0.48%     0.49%    0.48%    0.53%    0.59%
-------------------------
  Net investment income
  (after waivers/
  reimbursements)             2.82%     3.19%    3.01%    3.18%    2.80%
-------------------------
SUPPLEMENTAL DATA
-------------------------
  Net assets, end of
  period (000 omitted)     $86,950  $102,770  $84,019  $74,712  $66,856
-------------------------


(1)  Based on net asset value.

(2) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

                                       24

INDEPENDENCE ONE MUTUAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999
----------------------------------------------------------------------------
(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements of the following portfolios (individually referred to as the "Fund," or collectively as the "Funds") are presented herein:

                  PORTFOLIO NAME INVESTMENT OBJECTIVE Independence One Prime Money Market Fund ("Prime To provide current income consistent with Money Market Fund") stability of principal. Independence One U.S. Treasury Money Market Fund To provide current income consistent with ("U.S. Treasury Money Market Fund") stability of principal. Independence One Michigan Municipal Cash Fund To provide stability of income and current income ("Michigan Municipal Cash Fund") exempt from federal regular income tax and
                                                    Michigan state income tax
                                                    consistent with stability of
                                                    principal.


The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--The Funds use of the amortized cost method, which approximates fair value, to value their portfolio securities is in accordance with Rule 2a-7 under the Act. The Funds seek to maintain a stable net asset value of $1.00 per share. Investments in other open-end regulated investment companies are valued at net asset value.

    REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

                                       25

INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

    The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and /or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

    FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in for Prime Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund

                                       26

INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

aggregated $633,573,586, $193,949,026, and $86,949,705, respectively.
Transactions in dollars and shares were as follows:


                                             PRIME MONEY MARKET FUND
                                          ------------------------------
                                               YEAR ENDED APRIL 30,
                                          ------------------------------
             CLASS A SHARES                    1999            1998
----------------------------------------  --------------  --------------

Shares sold                                3,673,759,787   2,741,778,522
----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                   13,830,889      10,455,588
----------------------------------------
Shares redeemed                           (3,634,911,834) (2,700,548,575)
----------------------------------------  --------------  --------------
Net change resulting from Class A Share
  transactions                                52,678,842      51,685,535
----------------------------------------  --------------  --------------



                                             PRIME MONEY MARKET FUND
                                          ------------------------------
                                               YEAR ENDED APRIL 30,
                                          ------------------------------
             CLASS B SHARES                    1999            1998
----------------------------------------  --------------  --------------

Shares sold                                  964,330,227     385,822,201
----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                    3,455,859       3,385,679
----------------------------------------
Shares redeemed                             (858,136,411)   (378,652,322)
----------------------------------------  --------------  --------------
Net change resulting from Class B Share
  transactions                               109,649,675      10,555,558
----------------------------------------  --------------  --------------
Net change resulting from share
  transactions                               162,328,517      62,241,093
----------------------------------------  --------------  --------------


                                            U.S. TREASURY MONEY MARKET
                                                       FUND
                                          ------------------------------
                                               YEAR ENDED APRIL 30,
                                          ------------------------------
                                               1999            1998
                                          --------------  --------------
----------------------------------------

Shares sold                                2,423,407,738   2,653,184,433
----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                    7,185,665       7,978,732
----------------------------------------
Shares redeemed                           (2,557,212,720) (2,585,884,188)
----------------------------------------  --------------  --------------
Net change resulting from share
  transactions                              (126,619,317)     75,278,977
----------------------------------------  --------------  --------------


                                       27

INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------


                                                MICHIGAN MUNICIPAL
                                                    CASH FUND
                                          ------------------------------
                                               YEAR ENDED APRIL 30,
                                          ------------------------------
                                               1999            1998
----------------------------------------  --------------  --------------
Shares sold                                  887,345,373     746,963,146

----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                    2,517,212       2,382,308
----------------------------------------
Shares redeemed                             (905,682,605)   (730,595,042)
----------------------------------------  --------------  --------------
Net change resulting from share
  transactions                               (15,820,020)     18,750,412
----------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

    SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Michigan National Bank, Prime Money Market Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class A Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

    CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

                                       28

INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

(5) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 36.7% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 8.3% of total investments.

(6) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

                                       29

INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------
The Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund, and Independence One Michigan Municipal Cash Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund as of April 30, 1999, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated above in conformity with generally accepted accounting principles.

                                          [KPMG LLP SIGNATURE]

Boston, Massachusetts
June 16, 1999

                                       30

TRUSTEES                       OFFICERS
------------------------------------------------------------

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Edward C. Gonzales
  PRESIDENT AND TREASURER
Jeffrey W. Sterling
  VICE PRESIDENT AND ASSISTANT TREASURER
C. Grant Anderson
  SECRETARY
Timothy S. Johnson
  ASSISTANT SECRETARY

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

                                       31

INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P. O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, Massachusetts 02110

                                     [LOGO]
Cusip 453777208
Cusip 453777203
Cusip 453777302
Cusip 453777401
G01200-01 (6/99)

INDEPENDENCE ONE-REGISTERED TRADEMARK-
MUTUAL FUNDS
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

COMBINED
ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1999
--------------------------------------

                             Independence One Prime
                                                               Money Market Fund
                         Independence One U.S. Treasury
                                                               Money Market Fund
                            Independence One Michigan
                                                             Municipal Cash Fund

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

[MICHIGAN NATIONAL BANK LOGO]



PRESIDENT'S MESSAGE
------------------------------------------------------------
Dear Investor:

I am pleased to present the Annual Report of Independence One Equity Plus Fund, which covers the 12-month reporting period from May 1, 1998 through April 30, 1999. Inside, you'll find complete financial information for the fund -- beginning with the portfolio manager's discussion, followed by a listing of fund holdings and the financial statements.

Your money is at work where it has the ability grow over time -- in a diversified portfolio of high-quality stocks that, at the end of the reporting period, included many household names like ALCOA, Inc., American Express Co., Avon Products, Inc., Brunswick Corp., Ford Motor Co., Disney (Walt) Co., DuPont (E.I.) deNemours & Co., Hewlett-Packard Co., IBM, Intel Corp., Johnson & Johnson, McDonald's Corp., Microsoft Corp., Pepsico, Inc., Wal-Mart Stores, Inc. and Xerox Corp.

While the environment was highly volatile, the stock market's upward momentum continued. As a result, the fund produced a 12-month total return of 26.10% as the fund's net asset value increased from $18.24 to $22.02*. The fund also paid income distributions totaling $0.18 per share and capital gains totaling $0.66 per share. The fund ended the reporting period with $295.4 million in assets.

In addition, the fund maintained its 88888 overall Morningstar Rating-TM- out of 2,976 domestic equity funds as of April 30, 1999.** This is Morningstar's highest rating for risk-adjusted fund performance, and places the fund in the top 10% of its category.

Thank you for selecting Independence One Equity Plus Fund to pursue the long-term performance potential of stocks. We look forward to keeping you informed about the progress of your investment.

Sincerely,

[EDWARD C. GONZALES SIGNATURE]

Edward C. Gonzales
President
June 16, 1999

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

**MORNINGSTAR PROPRIETARY RATINGS REFLECT RISK-ADJUSTED PERFORMANCE THROUGH
  4/30/99. THEY ARE SUBJECT TO CHANGE EVERY MONTH. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RATINGS ARE CALCULATED FROM THE FUNDS' 3-, 5-, AND 10-YEAR AVERAGE ANNUAL RETURNS IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS FUND PERFORMANCE BELOW 90-DAY T-BILL RETURNS. THE TOP 10% OF FUNDS IN A BROAD ASSET CLASS RECEIVE 5 STARS; THE NEXT 22.5% RECEIVE 4 STARS; THE MIDDLE 35% RECEIVE 3 STARS; THE NEXT 22.5% RECEIVE 2 STARS AND THE BOTTOM 10% RECEIVE 1 STAR. THE FUND'S 3-YEAR RATING WAS: 88888 OUT OF 2,976 DOMESTIC EQUITY FUNDS AS OF 4/30/99.

                                       1

INVESTMENT REVIEW
------------------------------------------------------------
Q
     What are your comments on the stock market's upward momentum during the fiscal year, which has been largely driven by large-cap growth stocks and internet issues?

A
     Through March, the divergence between the large-cap and small-cap market sectors has continued as investors continued to pour money into the securities market. In April, we began to see the beginning of a change in market leadership for the first time in several years. The market breadth expanded, and we saw the beginning of a rotation out of market-leading stocks, such as technology and internet companies, and into cyclical and small-cap companies.
Q
     What was the total return of Independence One Equity Plus Fund during the 12-month reporting period ended April 30, 1999 compared to the Standard & Poor's 100 Composite Price Index (S&P 100)*?

A
     The fund produced a total return of 26.10%** compared to the S&P 100 total return of 27.65%.

Q
     What are the fund's top ten holdings at the end of the reporting period?

A



                       NAME                         % OF PORTFOLIO
--------------------------------------------------  --------------

      Microsoft Corp.                                      7.7
      General Electric Co.                                 6.5
      Wal-Mart Stores, Inc.                                3.8
      Intel Corp.                                          3.8
      Exxon Corp.                                          3.8
      International Business
  Machines Corp.                                           3.6
      Cisco Systems, Inc.                                  3.4
      Citigroup, Inc.                                      3.2
      Merck & Co.                                          3.1
      Coca Cola Co.                                        3.1


Q
    As we reach mid year, the U.S. economy remains strong and inflation is subdued as a highly valued market marches on. What factors may influence the direction of the market for the rest of 1999?
A
     It is expected that the two most important factors that will influence the market will be whether the Federal Reserve Board decides to move on its recently announced tightening bias to slow down the economy, and investor pessimism, or lack thereof, regarding the Year 2000 (Y2K) compliance situation.

*STANDARD & POOR'S 100 COMPOSITE STOCK INDEX IS A COMPOSITE INDEX OF COMMON
 STOCKS IN INDUSTRY, TRANSPORTATION, AND FINANCIAL AND PUBLIC UTILITY COMPANIES AND CAN BE USED TO COMPARE THE TOTAL RETURNS OF FUNDS WHOSE PORTFOLIOS ARE INVESTED PRIMARILY IN COMMON STOCKS. THE INDEX IS UNMANAGED AND INVESTMENTS CANNOT BE MADE IN AN INDEX. STANDARD & POOR'S-REGISTERED TRADEMARK-, "S&P-REGISTERED TRADEMARK-", AND "S&P 100-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY INDEPENDENCE ONE EQUITY PLUS FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY OR AFFILIATED WITH STANDARD & POOR'S.

**PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE
  RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                       2

INDEPENDENCE ONE EQUITY PLUS FUND
------------------------------------------------------------
        GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE EQUITY PLUS FUND

    The graph below illustrates the hypothetical investment of $10,000* in the Independence One Equity Plus Fund (the "Fund") from September 25, 1995 (start of performance) to April 30, 1999, compared to the Standard & Poor's 100 Composite Stock Price Index.+

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



            INDEPENDENCE   STANDARD & POOR'S


               One Equity       100 Composite
                Plus Fund   Stock Price Index
9/25/95            10,000              10,000
4/30/96            11,496              12,540
4/30/97            14,485              15,952
4/30/98            19,873              20,261
4/30/99            25,060              25,863
(GRAPHIC REPRESENTATION OMITTED.  PLEASE SEE APPENDIX A1.)

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1999
1 Year .................................................................. 26.10%
Start of Performance (9/25/95) .......................................... 29.10%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's 100 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Standard & Poor's 100 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

                                       3

INDEPENDENCE ONE EQUITY PLUS FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



  SHARES                                                 VALUE
----------  ----------------------------------------  ------------

COMMON STOCKS--97.8%
----------------------------------------------------
            AEROSPACE & DEFENSE--2.1%
            ----------------------------------------
    51,800  Boeing Co.                                $  2,104,375
            ----------------------------------------
     7,000  General Dynamics Corp.                         491,750
            ----------------------------------------
    18,600  Raytheon Co., Class B                        1,306,650
            ----------------------------------------
    10,500  Rockwell International Corp.                   542,063
            ----------------------------------------
    12,500  United Technologies Corp.                    1,810,938
            ----------------------------------------  ------------
              Total                                      6,255,776
            ----------------------------------------  ------------
            AUTOMOTIVE--2.5%
            ----------------------------------------
    66,800  Ford Motor Co.                               4,271,025
            ----------------------------------------
    36,100  General Motors Corp.                         3,210,644
            ----------------------------------------  ------------
              Total                                      7,481,669
            ----------------------------------------  ------------
            BASIC INDUSTRY--0.4%
            ----------------------------------------
    20,300  ALCOA, Inc.                                  1,263,675
            ----------------------------------------  ------------
            CAPITAL GOODS--0.7%
            ----------------------------------------
    13,200  Homestake Mining Co.                           126,225
            ----------------------------------------
    22,200  Minnesota Mining & Manufacturing Co.         1,975,800
            ----------------------------------------  ------------
              Total                                      2,102,025
            ----------------------------------------  ------------
            CHEMICALS--2.6%
            ----------------------------------------
    12,200  Dow Chemical Co.                             1,600,488
            ----------------------------------------
    62,200  Du Pont (E.I.) de Nemours & Co.              4,392,875
            ----------------------------------------
     3,900  Mallinckrodt, Inc.                             136,744
            ----------------------------------------
    34,600  Monsanto Co.                                 1,565,650
            ----------------------------------------  ------------
              Total                                      7,695,757
            ----------------------------------------  ------------
            COMMERCIAL SERVICES--1.4%
            ----------------------------------------
    60,700  Ameritech Corp.                              4,154,156
            ----------------------------------------  ------------
            COMPUTER SERVICES--17.3%
            ----------------------------------------
     7,800 (1) Ceridian Corp.                              285,675
            ----------------------------------------
    87,201 (1) Cisco Systems, Inc.                       9,946,307
            ----------------------------------------


                                       4

INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            COMPUTER SERVICES--CONTINUED
            ----------------------------------------
     8,800 (1) Computer Sciences Corp.                $    524,150
            ----------------------------------------
    56,000  Hewlett-Packard Co.                          4,417,000
            ----------------------------------------
    51,000  International Business Machines Corp.       10,668,563
            ----------------------------------------
   278,500 (1) Microsoft Corp.                          22,645,531
            ----------------------------------------
    79,450 (1) Oracle Corp.                              2,150,116
            ----------------------------------------
    14,400 (1) Unisys Corp.                                452,700
            ----------------------------------------  ------------
              Total                                     51,090,042
            ----------------------------------------  ------------
            CONSUMER BASICS--1.1%
            ----------------------------------------
    25,000  American Express Co.                         3,267,188
            ----------------------------------------  ------------
            CONSUMER NON-DURABLES--2.7%
            ----------------------------------------
    24,500  Campbell Soup Co.                            1,004,500
            ----------------------------------------
    73,300  Procter & Gamble Co.                         6,876,456
            ----------------------------------------  ------------
              Total                                      7,880,956
            ----------------------------------------  ------------
            ELECTRICAL EQUIPMENT--7.3%
            ----------------------------------------
     4,900  Black & Decker Corp.                           278,075
            ----------------------------------------
    13,600  Entergy Corp.                                  425,000
            ----------------------------------------
   180,700  General Electric Co.                        19,063,850
            ----------------------------------------
     7,000  Honeywell, Inc.                                663,250
            ----------------------------------------
    38,500  Southern Co.                                 1,041,906
            ----------------------------------------  ------------
              Total                                     21,472,081
            ----------------------------------------  ------------
            ELECTRONIC TECHNOLOGY--4.6%
            ----------------------------------------
   184,200  Intel Corp.                                 11,270,738
            ----------------------------------------
     9,200 (1) National Semiconductor Corp.                115,000
            ----------------------------------------
     2,400  Polaroid Corp.                                  49,500
            ----------------------------------------
     2,600  Tektronix, Inc.                                 63,050
            ----------------------------------------
    21,500  Texas Instruments, Inc.                      2,195,688
            ----------------------------------------  ------------
              Total                                     13,693,976
            ----------------------------------------  ------------
            ENTERTAINMENT--1.3%
            ----------------------------------------
   113,500  Disney (Walt) Co.                            3,603,625
            ----------------------------------------


                                       5

INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            ENTERTAINMENT--CONTINUED
            ----------------------------------------
     7,000 (1) Harrah's Entertainment, Inc.           $    154,000
            ----------------------------------------  ------------
              Total                                      3,757,625
            ----------------------------------------  ------------
            FINANCE--8.6%
            ----------------------------------------
    64,900  Bank One Corp.                               3,829,100
            ----------------------------------------
    95,600  Bank of America Corp.                        6,883,200
            ----------------------------------------
   124,600  Citigroup, Inc.                              9,376,150
            ----------------------------------------
    40,200  U.S. Bancorp, Inc.                           1,489,913
            ----------------------------------------
    90,800  Wells Fargo & Co.                            3,921,425
            ----------------------------------------  ------------
              Total                                     25,499,788
            ----------------------------------------  ------------
            FINANCIAL SERVICES--0.8%
            ----------------------------------------
    12,900  Hartford Financial Services Group, Inc.        760,294
            ----------------------------------------
    19,600  Merrill Lynch & Co., Inc.                    1,645,175
            ----------------------------------------  ------------
              Total                                      2,405,469
            ----------------------------------------  ------------
            FOOD & BEVERAGE--5.7%
            ----------------------------------------
   136,000  Coca-Cola Co.                                9,248,000
            ----------------------------------------
    20,000  Heinz (H.J.) Co.                               933,750
            ----------------------------------------
    74,700  McDonald's Corp.                             3,165,413
            ----------------------------------------
    81,000  PepsiCo, Inc.                                2,991,938
            ----------------------------------------
    18,100  Ralston Purina Co.                             552,050
            ----------------------------------------  ------------
              Total                                     16,891,151
            ----------------------------------------  ------------
            FOREST PRODUCTS & PAPER--0.8%
            ----------------------------------------
     3,100  Boise Cascade Corp.                            124,775
            ----------------------------------------
     5,300  Champion International Corp.                   289,844
            ----------------------------------------
    22,600  International Paper Co.                      1,204,863
            ----------------------------------------
    11,000  Weyerhaeuser Co.                               738,375
            ----------------------------------------  ------------
              Total                                      2,357,857
            ----------------------------------------  ------------
            HOME BUILDING--0.1%
            ----------------------------------------
     4,200  Fluor Corp.                                    140,175
            ----------------------------------------  ------------


                                       6

INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            HOSPITAL SUPPLIES--0.6%
            ----------------------------------------
    15,800  Baxter International, Inc.                $    995,400
            ----------------------------------------
    35,600  Columbia/HCA Healthcare Corp.                  878,875
            ----------------------------------------  ------------
              Total                                      1,874,275
            ----------------------------------------  ------------
            HOUSEHOLD PRODUCTS--0.6%
            ----------------------------------------
    16,200  Colgate-Palmolive Co.                        1,659,488
            ----------------------------------------  ------------
            INSURANCE--3.4%
            ----------------------------------------
    13,900  American General Corp.                       1,028,600
            ----------------------------------------
    67,800  American International Group, Inc.           7,962,263
            ----------------------------------------
    11,400  CIGNA Corp.                                    993,938
            ----------------------------------------  ------------
              Total                                      9,984,801
            ----------------------------------------  ------------
            MANUFACTURING--0.5%
            ----------------------------------------
    10,800  Allegheny Teledyne, Inc.                       241,650
            ----------------------------------------
    17,900  Eastman Kodak Co.                            1,335,788
            ----------------------------------------  ------------
              Total                                      1,577,438
            ----------------------------------------  ------------
            OFFICE EQUIPMENT--0.8%
            ----------------------------------------
     4,400  Harris Corp.                                   152,075
            ----------------------------------------
    36,100  Xerox Corp.                                  2,120,875
            ----------------------------------------  ------------
              Total                                      2,272,950
            ----------------------------------------  ------------
            OIL--7.3%
            ----------------------------------------
    18,000  Atlantic Richfield Co.                       1,510,875
            ----------------------------------------
    18,100  Baker Hughes, Inc.                             540,738
            ----------------------------------------
    11,704  Coastal Corp.                                  447,678
            ----------------------------------------
   134,300  Exxon Corp.                                 11,155,294
            ----------------------------------------
    24,300  Halliburton Co.                              1,035,788
            ----------------------------------------
    43,100  Mobil Corp.                                  4,514,725
            ----------------------------------------
    19,100  Occidental Petroleum Corp.                     385,581
            ----------------------------------------
    30,100  Schlumberger Ltd.                            1,922,638
            ----------------------------------------  ------------
              Total                                     21,513,317
            ----------------------------------------  ------------


                                       7

INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            PERSONAL CARE PRODUCTS--0.3%
            ----------------------------------------
    14,500  Avon Products, Inc.                       $    787,531
            ----------------------------------------
     5,900  International Flavors & Fragrances, Inc.       233,050
            ----------------------------------------  ------------
              Total                                      1,020,581
            ----------------------------------------  ------------
            PHARMACEUTICALS--8.5%
            ----------------------------------------
   109,800  Bristol-Myers Squibb Co.                     6,979,163
            ----------------------------------------
    74,300  Johnson & Johnson                            7,244,250
            ----------------------------------------
   131,500  Merck & Co., Inc.                            9,237,875
            ----------------------------------------
    28,100  Pharmacia & Upjohn, Inc.                     1,573,600
            ----------------------------------------  ------------
              Total                                     25,034,888
            ----------------------------------------  ------------
            RECREATION--0.0%
            ----------------------------------------
     5,100  Brunswick Corp.                                122,400
            ----------------------------------------  ------------
            RETAIL--5.0%
            ----------------------------------------
    27,200 (1) K Mart Corp.                                404,600
            ----------------------------------------
    12,500  Limited, Inc.                                  546,875
            ----------------------------------------
    19,400  May Department Stores Co.                      772,363
            ----------------------------------------
    21,200  Sears, Roebuck & Co.                           975,200
            ----------------------------------------
     5,500  Tandy Corp.                                    398,406
            ----------------------------------------
    13,900 (1) Toys 'R' Us, Inc.                           302,325
            ----------------------------------------
   247,100  Wal-Mart Stores, Inc.                       11,366,600
            ----------------------------------------  ------------
              Total                                     14,766,369
            ----------------------------------------  ------------
            SERVICES--0.6%
            ----------------------------------------
    39,000  CBS Corp.                                    1,776,938
            ----------------------------------------  ------------
            STEEL--0.0%
            ----------------------------------------
     7,200 (1) Bethlehem Steel Corp.                        65,700
            ----------------------------------------  ------------
            TELECOMMUNICATIONS--8.5%
            ----------------------------------------
   173,850  AT&T Corp.                                   8,779,425
            ----------------------------------------
    85,700  Bell Atlantic Corp.                          4,938,463
            ----------------------------------------
   145,000  Lucent Technologies, Inc.                    8,718,125
            ----------------------------------------


                                       8

INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------


SHARES OR
PRINCIPAL
  AMOUNT                                                 VALUE
----------  ----------------------------------------  ------------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            TELECOMMUNICATIONS--CONTINUED
            ----------------------------------------
    36,600  Nortel Networks Corp.                     $  2,495,663
            ----------------------------------------  ------------
              Total                                     24,931,676
            ----------------------------------------  ------------
            TRANSPORTATION--1.0%
            ----------------------------------------
    25,900  Burlington Northern Santa Fe                   948,588
            ----------------------------------------
     7,800  Delta Air Lines, Inc.                          494,813
            ----------------------------------------
     8,200 (1) FDX Corp.                                   923,013
            ----------------------------------------
    20,900  Norfolk Southern Corp.                         683,164
            ----------------------------------------  ------------
              Total                                      3,049,578
            ----------------------------------------  ------------
            UTILITIES--0.4%
            ----------------------------------------
    23,600  Williams Cos., Inc. (The)                    1,115,100
            ----------------------------------------  ------------
            UTILITIES-ELECTRIC--0.3%
            ----------------------------------------
    10,600  American Electric Power Co., Inc.              439,230
            ----------------------------------------
    12,000  Unicom Corp.                                   465,750
            ----------------------------------------  ------------
              Total                                        904,980
            ----------------------------------------  ------------
              TOTAL COMMON STOCKS (IDENTIFIED COST
                $141,624,321)                          289,079,845
            ----------------------------------------  ------------
REPURCHASE AGREEMENT (2)--2.1%
----------------------------------------------------
            Dean Witter Reynolds, Inc., 4.85%, dated
            4/30/1999, due 5/3/1999 (AT COST)            6,090,000
$6,090,000
            ----------------------------------------  ------------
              TOTAL INVESTMENTS (IDENTIFIED COST
                $147,714,321)(3)                      $295,169,845
            ----------------------------------------  ------------


(1)  Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $148,102,894. The net unrealized appreciation of investments on a federal tax basis amounts to $147,066,951 which is comprised of $147,869,557 appreciation and $802,606 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($295,436,104) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

                                       9

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
--------------------------------------------------
Total investments in securities, at value
  (identified cost $147,714,321 and tax cost
  $148,102,894)                                     $295,169,845
--------------------------------------------------
Income receivable                                        243,828
--------------------------------------------------
Receivable for shares sold                               675,486
--------------------------------------------------
Unamortized organizational costs                           7,998
--------------------------------------------------
Other assets                                               5,762
--------------------------------------------------  ------------
    Total assets                                     296,102,919
--------------------------------------------------
LIABILITIES:
----------------------------------------
Payable for investments purchased         $298,746
----------------------------------------
Payable for shares redeemed                237,837
----------------------------------------
Payable to bank                             14,123
----------------------------------------
Payable to adviser                          72,841
----------------------------------------
Other accrued expenses                      43,268
----------------------------------------  --------
    Total liabilities                                    666,815
--------------------------------------------------  ------------
Net Assets for 13,413,979 shares outstanding        $295,436,104
--------------------------------------------------  ------------
NET ASSETS CONSIST OF:
--------------------------------------------------
Paid in capital                                     $145,551,456
--------------------------------------------------
Net unrealized appreciation of investments           147,455,524
--------------------------------------------------
Accumulated net realized gain on investments           2,314,955
--------------------------------------------------
Undistributed net investment income                      114,169
--------------------------------------------------  ------------
    Total Net Assets                                $295,436,104
--------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
--------------------------------------------------
$295,436,104  DIVIDED BY 13,413,979 shares
  outstanding                                             $22.02
--------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

                                       10

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:
----------------------------------------------------
Dividends                                             $ 3,096,016
----------------------------------------------------
Interest                                                  317,158
----------------------------------------------------  -----------
    Total income                                        3,413,174
----------------------------------------------------
EXPENSES:
----------------------------------------
Investment advisory fee                   $  946,337
----------------------------------------
Administrative personnel and services
  fee                                        241,610
----------------------------------------
Custodian fees                                45,707
----------------------------------------
Transfer and dividend disbursing agent
  fees and expenses                           20,181
----------------------------------------
Directors'/Trustees' fees                      9,288
----------------------------------------
Auditing fees                                 13,000
----------------------------------------
Legal fees                                     5,404
----------------------------------------
Portfolio accounting fees                     63,941
----------------------------------------
Share registration costs                      32,481
----------------------------------------
Printing and postage                           9,431
----------------------------------------
Insurance premiums                             1,732
----------------------------------------
Amortization of organization costs             6,376
----------------------------------------
Miscellaneous                                  4,747
----------------------------------------  ----------
    Total expenses                         1,400,235
----------------------------------------
Waiver--
----------------------------------------
    Waiver of investment advisory fee       (259,906)
----------------------------------------  ----------
        Net expenses                                    1,140,329
----------------------------------------------------  -----------
            Net investment income                       2,272,845
----------------------------------------------------  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
----------------------------------------------------
Net realized gain on investments                        7,942,700
----------------------------------------------------
Net change in unrealized appreciation of investments   49,664,022
----------------------------------------------------  -----------
    Net realized and unrealized gain on investments    57,606,722
----------------------------------------------------  -----------
        Change in net assets resulting from
          operations                                  $59,879,567
----------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

                                       11

INDEPENDENCE ONE EQUITY PLUS FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                             YEAR ENDED APRIL 30,
                                          --------------------------
                                              1999          1998
----------------------------------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                     $  2,272,845  $  2,434,695
----------------------------------------
Net realized gain on investments
($8,229,214 and $8,551,167,
respectively, as computed for federal
tax purposes)                                7,942,700     8,506,760
----------------------------------------
Net change in unrealized appreciation of
investments                                 49,664,022    48,813,788
----------------------------------------  ------------  ------------
    Change in net assets resulting from
      operations                            59,879,567    59,755,243
----------------------------------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income    (2,243,571)   (2,497,120)
----------------------------------------
Distributions from net realized gains       (8,436,196)   (7,427,247)
----------------------------------------  ------------  ------------
    Change in net assets resulting from
      distributions to shareholders        (10,679,767)   (9,924,367)
----------------------------------------  ------------  ------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                86,195,491    29,050,872
----------------------------------------
Net asset value of shares issued to
shareholders in payment of distributions
declared                                     8,272,236     6,777,113
----------------------------------------
Cost of shares redeemed                    (57,984,567)  (45,233,940)
----------------------------------------  ------------  ------------
    Change in net assets resulting from
      share transactions                    36,483,160    (9,405,955)
----------------------------------------  ------------  ------------
        Change in net assets                85,682,960    40,424,921
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                        209,753,144   169,328,223
----------------------------------------  ------------  ------------
End of period (including undistributed
net investment income of $114,169 and
$84,895, respectively)                    $295,436,104  $209,753,144
----------------------------------------  ------------  ------------


(See Notes which are an integral part of the Financial Statements)

                                       12

INDEPENDENCE ONE EQUITY PLUS FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                YEAR ENDED APRIL 30,
                                ------------------------------------------------
                                  1999      1998      1997           1996 (1)
------------------------------  --------  --------  --------         --------

NET ASSET VALUE, BEGINNING OF
PERIOD                            $18.24    $14.04    $11.39              $10.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income             0.18      0.22      0.21             0.11
------------------------------
  Net realized and unrealized
  gain on investments               4.44      4.85      2.70              1.38
------------------------------    ------    ------    ------            ------
  Total from investment
  operations                        4.62      5.07      2.91              1.49
------------------------------    ------    ------    ------            ------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income                (0.18)    (0.22)    (0.21)          ) (0.10
------------------------------
  Distributions from net
  realized gain on investments     (0.66)    (0.65)    (0.05)               --
------------------------------    ------    ------    ------            ------
  Total distributions              (0.84)    (0.87)    (0.26)          ) (0.10
------------------------------    ------    ------    ------            ------
NET ASSET VALUE, END OF PERIOD   $ 22.02   $ 18.24   $ 14.04           $ 11.39
------------------------------    ------    ------    ------            ------
TOTAL RETURN (2)                   26.10%    37.20%    26.00%          % 14.96
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses (3)                      0.59%     0.61%     0.64%          %* 0.70
------------------------------
  Net investment income (3)         0.85%     1.09%     1.50%          %* 1.61
------------------------------
  Expenses (after
  waivers/reimbursements)           0.48%     0.42%     0.40%          %* 0.39
------------------------------
  Net investment income (after
  waivers/reimbursements)           0.96%     1.28%     1.74%          %* 1.92
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                 $295,436  $209,753  $169,328          $112,609
------------------------------
  Portfolio turnover                  19%       11%        8%          %     6
------------------------------


 *   Computed on an annualized basis.

(1) Reflects operations for the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(2) Based on net asset value.

(3) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

                                       13

INDEPENDENCE ONE EQUITY PLUS FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999
----------------------------------------------------------------------------
1. ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Independence One Equity Plus Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective is total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment gains and losses are determined on the identified cost basis.

    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                       14

INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

    Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassification has been made to the financial statements.



         INCREASE (DECREASE)
-------------------------------------
                      ACCUMULATED
                     NET REALIZED
PAID IN CAPITAL   GAIN ON INVESTMENTS
---------------   -------------------

      1,025              (1,025)


    Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    ORGANIZATIONAL EXPENSES--Organizational expenses of $23,832 were borne initially by the Adviser. The Fund has reimbursed the Adviser for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date. For the year ended April 30, 1999, the Fund expensed $6,376 of organizational expenses.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:



                                            YEAR ENDED APRIL 30,
                                          ------------------------
                                             1999         1998
                                          -----------  -----------

Shares sold                                 4,537,809    1,818,823
----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                   430,398      436,421
----------------------------------------
Shares redeemed                            (3,050,713)  (2,818,913)
----------------------------------------  -----------  -----------
Net change resulting from share
  transactions                              1,917,494     (563,669)
----------------------------------------  -----------  -----------


                                       15

INDEPENDENCE ONE EQUITY PLUS FUND
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), earns for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    Under the terms of a sub-advisory agreement between the Adviser and the Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to .035% of the average daily net value of the Fund's equity securities. Sosnoff Sheridan Corporation may voluntarily choose to reduce its compensation.

    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 1999, were as follows:



--------------------------------------------------

Purchases                                           $68,457,506
--------------------------------------------------  -----------
Sales                                               $42,954,830
--------------------------------------------------  -----------


6. YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                       16

INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------
The Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL FUNDS:

We have audited the accompanying statement of assets and liabilities of Independence One Equity Plus Fund, a portfolio of the Independence One Mutual Funds, including the portfolio of investments, as of April 30, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from September 25, 1995 (date of initial public investment) to April 30, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Equity Plus Fund as of April 30, 1999, the results of its operations, changes in its net assets, and its financial highlights for the periods indicated above in conformity with generally accepted accounting principles.

                                          [KPMG LLP SIGNATURE]

Boston, Massachusetts
June 16, 1999

                                       17

TRUSTEES                       OFFICERS
------------------------------------------------------------

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Edward C. Gonzales
  PRESIDENT AND TREASURER
Jeffrey W. Sterling
  VICE PRESIDENT AND ASSISTANT TREASURER
C. Grant Anderson
  SECRETARY
Timothy S. Johnson
  ASSISTANT SECRETARY

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

                                       18

INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

SUB-ADVISER
Sosnoff Sheridan Corporation
440 South LaSalle Street
Suite 2301
Chicago, Illinois 60605

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P. O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, Massachusetts 02110

                                     [LOGO]

G01200-12 (6/99)

INDEPENDENCE ONE-REGISTERED TRADEMARK-
EQUITY PLUS FUND
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1999
--------------------------------------

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

[MICHIGAN NATIONAL BANK LOGO]




PRESIDENT'S MESSAGE
------------------------------------------------------------
Dear Investor:

I am pleased to present the Annual Report of the Independence One Fixed Income Funds, which covers the 12-month reporting period from May 1, 1998 through April 30, 1999. Inside, you'll find complete financial information for the Independence One U.S. Government Securities Fund, the Independence One Fixed Income Fund, and the Independence One Michigan Municipal Bond Fund. The report begins with a discussion by the funds' portfolio managers, followed by a complete listing of each fund's holdings and financial statements.

The following highlights summarize fund performance over the 12-month reporting period:

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
The fund's portfolio of U.S. government bonds produced a total return of 5.41%, the result of an income stream totaling $0.56 per share.* At the end of the reporting period, 50.5% of the holdings consisted of U.S. Treasury securities, with another 40.9% invested in U.S. government agency securities. Fund net assets totaled $59.5 million at the end of the reporting period.

INDEPENDENCE ONE FIXED INCOME FUND
This fund provides a diversified approach to bond investing through a portfolio that, at the end of the reporting period, consisted primarily of U.S. Treasury securities (49.3% of portfolio), U.S. government agency bonds, (18.3% of portfolio) and corporate bonds (27.5% of portfolio). This diversified bond fund produced a total return of 5.60%, primarily the result of an income stream totaling $0.58 per share.* At the end of the reporting period, fund net assets reached $86.9 million.

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
Designed for tax-sensitive Michigan investors, this fund invests in investment-grade Michigan municipal bonds to pursue double-tax-free income.** The fund's portfolio produced a tax-free income stream totaling $0.41 per share, and capital gains totaling $0.02 per share, while net asset value increased by $0.17. Through income and share price increase, the fund achieved a total return of 5.83%.* At the end of the reporting period, fund net assets totaled $19.4 million.

Thank you for selecting one or more Independence One Fixed Income Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

[EDWARD C. GONZALES SIGNATURE]

Edward C. Gonzales
President
June 16, 1999

 *PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE
  RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
**INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

                                       1

INVESTMENT REVIEW
------------------------------------------------------------

Q
     What were the significant influences on the bond market during the funds' fiscal year?

A
     Turmoil in Asian economics and the effective default on Russia's sovereign debt threatened to bring an end to the eight year U.S. economic expansion last summer. World stock markets corrected sharply, and the Dow Jones
Industrial Average suffered its largest point drop in its history (512 points on August 21st). This turbulence touched off a massive "flight to quality" as investors sought a safe haven. Debt instruments issued by the U.S. government, high quality corporations and municipalities benefited. The Federal Reserve Board (the "Fed") moved to head off a possible credit crunch by lowering short term interest rates three times in a span of just seven weeks. The stock market recovered, and the Dow Jones broke the historic 10,000 milestone in late March. As fears of a global financial meltdown dissipated, interest rates gave back much of their gains. For example, the bellwether thirty year Treasury bond, which had traded as low as 4.70% in October, finished the funds' fiscal year at 5.68%.

Q
     How did the Independence One Fixed Income Funds perform during the 12-month reporting period ended April 30, 1999?

A
     The Independence One U.S. Government Securities Fund had a total return of 5.41% for the funds' fiscal year. The total return for the Independence One Fixed Income Fund was 5.60% for the reporting period. The Independence One
Michigan Municipal Bond Fund posted a total return of 5.83% for the twelve months ended April 30, 1999.*

Q
     As we reach mid-year, what is your outlook for bonds for the rest of 1999?

A
     A combination of positive news on the inflation front coupled with a growing budget surplus that reduced the government's borrowing needs, supported the fixed income markets during the past fiscal year. We expect those trends to continue for the remainder of 1999. However, there exists the risk that the resurgence of strong economic growth and the extremely tight labor markets will increase inflation pressures, and that the Fed will respond by reversing the easing policies it initiated last fall.

 *PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE
  RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                       2

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
------------------------------------------------------------
 GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

    The graph below illustrates the hypothetical investment of $10,000* in the Independence One U.S. Government Securities Fund (the "Fund") from January 11, 1993 (start of performance) to April 30, 1999, compared to the Lehman Brothers Government Bond Index.+

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



             FUND       LEHMAN BROTHERS GOVERNMENT BOND INDEX

1/11/93      $10,000                                    $10,000
4/30/93      $10,461                                    $10,532
4/30/94      $10,530                                    $10,648
4/30/95      $11,151                                    $11,341
4/30/96      $12,040                                    $12,290
4/30/97      $12,781                                    $13,087
4/30/98      $14,106                                    $14,533
4/30/99      $14,869                                    $15,469

 (GRAPHIC REPRESENTATION OMITTED.  PLEASE SEE APPENDIX 2.)

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1999
1 Year ................................................................... 5.41%
5 Year ................................................................... 7.14%
Start of Performance (1/11/93) ........................................... 6.50%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Government Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Lehman Brothers Government Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

                                       3

INDEPENDENCE ONE FIXED INCOME FUND
------------------------------------------------------------
        GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE FIXED INCOME FUND

    The graph below illustrates the hypothetical investment of $10,000* in the Independence One Fixed Income Fund (the "Fund") from October 23, 1995 (start of performance) to April 30, 1999, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index.+

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



             FUND      LBIGCBI

10/23/93      10,000      10,000
4/30/96       10,115      10,233
4/30/97       10,701      10,889
4/30/98       11,617      11,726
4/30/99       12,268      12,473

  (GRAPHIC REPRESENTATION OMITTED.  PLEASE SEE APPENDIX 3.)

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1999
1 Year ................................................................... 5.60%
Start of Performance (10/23/95) .......................................... 5.98%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers Intermediate Government/Corporate Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Lehman Brothers Intermediate Government/Corporate Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

                                       4

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
------------------------------------------------------------
  GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND

    The graph below illustrates the hypothetical investment of $10,000* in the Independence One Michigan Municipal Bond Fund (the "Fund") from November 20, 1995 (start of performance) to April 30, 1999, compared to the Lehman Brothers 7-Year General Obligations Bond Index.+

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



             FUND      LB7YG0BI

11/20/95      10,000       10,000
4/30/96       10,121       10,000
4/30/97       10,589       10,540
4/30/98       11,370       11,375
4/30/99       12,035       12,161

  (GRAPHIC REPRESENTATION OMITTED.  PLEASE SEE APPENDIX 4.)

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1999
1 Year ................................................................... 5.83%
Start of Performance (11/20/95) .......................................... 5.53%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Lehman Brothers 7-Year General Obligations Bond Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Lehman Brothers 7-Year General Obligations Bond Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

                                       5

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



 PRINCIPAL
  AMOUNT                                                  VALUE
-----------  ----------------------------------------  -----------

GOVERNMENT AGENCIES--40.9%
-----------------------------------------------------
             FEDERAL FARM CREDIT BANK--13.4%
             ----------------------------------------
$ 4,000,000 (1) 4.74%, 11/10/1999                      $ 3,899,280
             ----------------------------------------
  4,000,000  5.97%, 3/11/2005                            4,039,440
             ----------------------------------------  -----------
               Total                                     7,938,720
             ----------------------------------------  -----------
             FEDERAL HOME LOAN BANK--27.5%
             ----------------------------------------
  5,000,000  5.005%, 4/20/2000                           4,993,750
             ----------------------------------------
  7,000,000  5.65%, 5/19/1999                            7,005,530
             ----------------------------------------
  4,000,000  7.20%, 6/14/2011                            4,376,080
             ----------------------------------------  -----------
               Total                                    16,375,360
             ----------------------------------------  -----------
               TOTAL GOVERNMENT AGENCIES (IDENTIFIED
                 COST $23,862,581)                      24,314,080
             ----------------------------------------  -----------
U.S. TREASURY OBLIGATIONS--50.5%
-----------------------------------------------------
             U.S. TREASURY BONDS--33.3%
             ----------------------------------------
  9,000,000  6.50%, 11/15/2026                           9,722,340
             ----------------------------------------
  5,500,000  7.125%, 2/15/2023                           6,326,320
             ----------------------------------------
  3,000,000  8.125%, 8/15/2019                           3,769,500
             ----------------------------------------  -----------
               Total                                    19,818,160
             ----------------------------------------  -----------
             U.S. TREASURY NOTE--17.2%
             ----------------------------------------
 10,000,000  6.375%, 3/31/2001                          10,231,200
             ----------------------------------------  -----------
               TOTAL U.S. TREASURY OBLIGATIONS
                 (IDENTIFIED COST $27,699,446)          30,049,360
             ----------------------------------------  -----------
REPURCHASE AGREEMENT (2)--7.7%
-----------------------------------------------------
             Dean Witter Reynolds, Inc., 4.85%, dated
             4/30/1999, due 5/3/1999
             (AT COST)                                   4,566,000
  4,566,000
             ----------------------------------------  -----------
               TOTAL INVESTMENTS (IDENTIFIED COST
                 $56,128,027)(3)                       $58,929,440
             ----------------------------------------  -----------


(1)  Rate denotes yield to maturity.
(2) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(3) The cost of investments for federal tax purposes amounts to $56,128,027. The net unrealized appreciation of investments on a federal tax basis amounts to $2,801,413 which is comprised of $2,808,384 appreciation and $6,971 depreciation at April 30, 1999.
Note: The categories of investments are shown as a percentage of net assets ($59,458,543) at April 30, 1999.
(See Notes which are an integral part of the Financial Statements)

                                       6

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
--------------------------------------------------
Total investments in securities, at value
  (identified and tax cost $56,128,027)             $58,929,440
--------------------------------------------------
Cash                                                     13,472
--------------------------------------------------
Income receivable                                       784,261
--------------------------------------------------
Receivable for shares sold                               10,300
--------------------------------------------------  -----------
    Total assets                                     59,737,473
--------------------------------------------------
LIABILITIES:
----------------------------------------
Payable for shares redeemed               $  5,000
----------------------------------------
Income distribution payable                233,069
----------------------------------------
Payable to adviser                          14,777
----------------------------------------
Other accrued expenses                      26,084
----------------------------------------  --------
    Total liabilities                                   278,930
--------------------------------------------------  -----------
Net Assets for 5,709,979 shares outstanding         $59,458,543
--------------------------------------------------  -----------
NET ASSETS CONSIST OF:
--------------------------------------------------
Paid in capital                                     $56,644,265
--------------------------------------------------
Net unrealized appreciation of investments            2,801,413
--------------------------------------------------
Accumulated net realized gain on investments              7,711
--------------------------------------------------
Undistributed net investment income                       5,154
--------------------------------------------------  -----------
    Total Net Assets                                $59,458,543
--------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
--------------------------------------------------
$59,458,543  DIVIDED BY 5,709,979 shares
  outstanding                                            $10.41
--------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

                                       7

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999
----------------------------------------------------------------------------



INVESTMENT INCOME:
---------------------------------------------------
Interest                                             $3,936,317
---------------------------------------------------
EXPENSES:
---------------------------------------------------
Investment advisory fee                   $ 467,877
----------------------------------------
Administrative personnel and services
  fee                                        68,475
----------------------------------------
Custodian fees                               19,773
----------------------------------------
Transfer and dividend disbursing agent
  fees and expenses                          29,237
----------------------------------------
Directors'/Trustees' fees                     4,000
----------------------------------------
Auditing fees                                13,000
----------------------------------------
Legal fees                                    5,350
----------------------------------------
Portfolio accounting fees                    48,176
----------------------------------------
Share registration costs                      9,224
----------------------------------------
Printing and postage                          6,000
----------------------------------------
Insurance premiums                            2,700
----------------------------------------
Miscellaneous                                 4,344
----------------------------------------  ---------
    Total expenses                          678,156
----------------------------------------
Waiver--
----------------------------------------
    Waiver of investment advisory fee      (273,903)
----------------------------------------  ---------
        Net expenses                                    404,253
---------------------------------------------------  ----------
            Net investment income                     3,532,064
---------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------
Net realized gain on investments                        495,126
---------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments                        (127,163)
---------------------------------------------------  ----------
    Net realized and unrealized gain on investments     367,963
---------------------------------------------------  ----------
        Change in net assets resulting from
          operations                                 $3,900,027
---------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)

                                       8

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                             YEAR ENDED APRIL 30,
                                          --------------------------
                                              1999          1998
----------------------------------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                     $  3,532,064  $  4,112,178
----------------------------------------
Net realized gain on investments
($495,126 and $567,403,
respectively, as computed for federal
tax purposes)                                  495,126       567,403
----------------------------------------
Net change in unrealized
  appreciation/(depreciation)                 (127,163)    2,548,205
----------------------------------------  ------------  ------------
    Change in net assets resulting from
      operations                             3,900,027     7,227,786
----------------------------------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income    (3,532,064)   (4,112,178)
----------------------------------------  ------------  ------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                 6,657,213    10,388,208
----------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                         314,112       404,801
----------------------------------------
Cost of shares redeemed                    (18,747,528)  (14,925,104)
----------------------------------------  ------------  ------------
    Change in net assets resulting from
      share transactions                   (11,776,203)   (4,132,095)
----------------------------------------  ------------  ------------
        Change in net assets               (11,408,240)   (1,016,487)
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                         70,866,783    71,883,270
----------------------------------------  ------------  ------------
End of period (including undistributed
  net investment income of $5,154 and
  $0, respectively)                       $ 59,458,543  $ 70,866,783
----------------------------------------  ------------  ------------


(See Notes which are an integral part of the Financial Statements)

                                       9

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                      YEAR ENDED APRIL 30,
                           -------------------------------------------
                            1999     1998     1997     1996     1995
-------------------------  -------  -------  -------  -------  -------

NET ASSET VALUE,
BEGINNING OF PERIOD         $10.41   $ 9.98   $ 9.98   $ 9.79   $ 9.84
-------------------------
INCOME FROM INVESTMENT
OPERATIONS
-------------------------
  Net investment income       0.56     0.58     0.59     0.59     0.60
-------------------------
  Net realized and
  unrealized gain (loss)
  on investments              0.00*    0.43     0.01     0.19    (0.05)
-------------------------    -----    -----    -----    -----    -----
  Total from investment
  operations                  0.56     1.01     0.60     0.78     0.55
-------------------------    -----    -----    -----    -----    -----
LESS DISTRIBUTIONS
-------------------------
  Distributions from net
  investment income          (0.56)   (0.58)   (0.59)   (0.59)   (0.60)
-------------------------
  Distributions from net
  realized gain on
  investments                   --       --    (0.01)      --       --
-------------------------    -----    -----    -----    -----    -----
  Total distributions        (0.56)   (0.58)   (0.60)   (0.59)   (0.60)
-------------------------    -----    -----    -----    -----    -----
NET ASSET VALUE, END OF
PERIOD                      $10.41   $10.41   $ 9.98   $ 9.98   $ 9.79
-------------------------    -----    -----    -----    -----    -----
TOTAL RETURN (1)              5.41%   10.37%    6.15%    7.97%    5.90%
-------------------------
RATIOS TO AVERAGE NET
ASSETS
-------------------------
  Expenses (2)                1.01%    1.06%    1.02%    1.06%    1.05%
-------------------------
  Net income ratio (2)        4.87%    5.22%    5.37%    5.19%    5.53%
-------------------------
  Expenses (after
  waivers/reimbursements)     0.60%    0.61%    0.57%    0.40%    0.35%
-------------------------
  Net investment income
  (after waivers/
  reimbursements)             5.28%    5.67%    5.82%    5.85%    6.23%
-------------------------
SUPPLEMENTAL DATA
-------------------------
  Net assets, end of
  period (000 omitted)     $59,459  $70,867  $71,883  $72,291  $62,514
-------------------------
  Portfolio turnover            31%      28%      73%     104%      75%
-------------------------


*    Amount represents less than $0.01 per share.

(1)  Based on net asset value.

(2) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

                                       10

INDEPENDENCE ONE FIXED INCOME FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



PRINCIPAL
  AMOUNT                                                 VALUE
----------  ----------------------------------------  -----------

CORPORATE BONDS--27.5%
----------------------------------------------------
            AUTOMOTIVE--1.1%
            ----------------------------------------
            Ford Motor Credit Corp., Note, 6.125%,
$1,000,000  1/9/2006                                  $   995,250
            ----------------------------------------  -----------
            BANKING--6.0%
            ----------------------------------------
            Bank One Corp., Sub. Note, 8.100%,
 1,000,000  3/1/2002                                    1,057,260
            ----------------------------------------
            Bank One Corp., Sub. Note, 8.740%,
 1,000,000  9/15/2003                                   1,103,800
            ----------------------------------------
 1,000,000  Citicorp, Sr. Note, 5.625%, 2/15/2001         999,560
            ----------------------------------------
            NationsBank Corp., Sr. Note, 7.000%,
 2,000,000  9/15/2001                                   2,055,640
            ----------------------------------------  -----------
              Total                                     5,216,260
            ----------------------------------------  -----------
            COMMERCIAL--4.7%
            ----------------------------------------
            Associates Corp. of North America, Sr.
 1,000,000  Note, 6.260%, 2/15/2006                     1,000,000
            ----------------------------------------
            General Electric Capital Corp., Note,
 2,000,000  6.500%, 11/1/2006                           2,046,880
            ----------------------------------------
            General Electric Capital Corp., Deb.,
 1,000,000  5.500%, 11/1/2001                             997,880
            ----------------------------------------  -----------
              Total                                     4,044,760
            ----------------------------------------  -----------
            ENTERTAINMENT--1.2%
            ----------------------------------------
            Disney (Walt) Co., Sr. Note, Series B,
 1,000,000  6.750%, 3/30/2006                           1,035,370
            ----------------------------------------  -----------
            FINANCIAL SERVICES--2.4%
            ----------------------------------------
            Merrill Lynch & Co., Inc., Note, 7.000%,
 1,000,000  3/15/2006                                   1,033,170
            ----------------------------------------
            Morgan Stanley, Dean Witter & Co., Note,
 1,000,000  7.750%, 6/1/2001                            1,038,740
            ----------------------------------------  -----------
              Total                                     2,071,910
            ----------------------------------------  -----------
            FOOD & BEVERAGE--1.2%
            ----------------------------------------
 1,000,000  Sara Lee Corp., Note, 6.300%, 11/7/2005     1,010,610
            ----------------------------------------  -----------
            INDUSTRIAL SERVICES--1.3%
            ----------------------------------------
            General Mills, Inc., Note, 8.900%,
 1,000,000  6/15/2006                                   1,156,220
            ----------------------------------------  -----------
            OFFICE EQUIPMENT--1.2%
            ----------------------------------------
 1,000,000  Xerox Corp., Deb., 9.750%, 3/15/2000        1,037,610
            ----------------------------------------  -----------
            PHARMACEUTICALS--1.3%
            ----------------------------------------
            Lilly (Eli) & Co., Unsecured Note,
 1,000,000  8.375%, 12/1/2006                           1,143,010
            ----------------------------------------  -----------


                                       11

INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------


PRINCIPAL
  AMOUNT                                                 VALUE
----------  ----------------------------------------  -----------
CORPORATE BONDS--CONTINUED

----------------------------------------------------
            RETAIL--4.7%
            ----------------------------------------
$1,000,000  Gap (The), Inc., Note, 6.900%, 9/15/2007  $ 1,048,580
            ----------------------------------------
            May Department Stores Co., Deb., 9.875%,
 1,000,000  6/15/2000                                   1,045,950
            ----------------------------------------
            Penney (J.C.) Co., Inc., MTN, Series A,
 1,000,000  6.375%, 9/15/2000                           1,003,270
            ----------------------------------------
            Wal-Mart Stores, Inc., Unsecured Note,
 1,000,000  6.125%, 10/1/1999                           1,005,200
            ----------------------------------------  -----------
              Total                                     4,103,000
            ----------------------------------------  -----------
            TELECOMMUNICATIONS--2.4%
            ----------------------------------------
 1,000,000  AT&T Corp., Note, 7.500%, 6/1/2006          1,072,020
            ----------------------------------------
            U.S. West Communications, Inc., Note,
 1,000,000  6.625%, 9/15/2005                           1,025,890
            ----------------------------------------  -----------
              Total                                     2,097,910
            ----------------------------------------  -----------
              TOTAL CORPORATE BONDS (IDENTIFIED COST
                $23,692,806)                           23,911,910
            ----------------------------------------  -----------
GOVERNMENT AGENCIES--18.3%
----------------------------------------------------
            FEDERAL FARM CREDIT BANK--4.6%
            ----------------------------------------
 1,000,000  5.150%, Medium Term Note, 1/7/2003            984,440
            ----------------------------------------
 2,000,000  5.970%, Medium Term Note, 3/11/2005         2,019,720
            ----------------------------------------
 1,000,000  6.300%, Medium Term Note, 8/8/2007          1,017,370
            ----------------------------------------  -----------
              Total                                     4,021,530
            ----------------------------------------  -----------
            FEDERAL HOME LOAN BANK--13.7%
            ----------------------------------------
 2,000,000  5.530%, Bond, 1/15/2003                     1,993,740
            ----------------------------------------
 1,000,000  5.575%, Bond, 9/2/2003                        998,820
            ----------------------------------------
 4,000,000  6.028%, Bond, 5/7/2003                      4,010,040
            ----------------------------------------
 4,000,000  5.125%, Note, 9/15/2003                     3,926,440
            ----------------------------------------
   880,000  7.460%, Note, 9/9/2004                        949,775
            ----------------------------------------  -----------
              Total                                    11,878,815
            ----------------------------------------  -----------
              TOTAL GOVERNMENT AGENCIES (IDENTIFIED
                COST $15,917,893)                      15,900,345
            ----------------------------------------  -----------
U.S. TREASURY OBLIGATIONS--49.3%
----------------------------------------------------
            U.S. TREASURY BONDS--3.9%
            ----------------------------------------
 1,000,000  6.000%, 2/15/2026                           1,012,820
            ----------------------------------------


                                       12

INDEPENDENCE ONE FIXED INCOME FUND
--------------------------------------------------------------------------------


PRINCIPAL
  AMOUNT                                                 VALUE
----------  ----------------------------------------  -----------
U.S. TREASURY OBLIGATIONS--CONTINUED

----------------------------------------------------
            U.S. TREASURY BONDS--CONTINUED
            ----------------------------------------
$2,000,000  10.750%, 5/15/2003                        $ 2,388,540
            ----------------------------------------  -----------
              Total                                     3,401,360
            ----------------------------------------  -----------
            U.S. TREASURY NOTES--45.4%
            ----------------------------------------
 3,500,000  5.625%, 5/15/2008                           3,549,875
            ----------------------------------------
 6,500,000  6.125%, 7/31/2000                           6,588,010
            ----------------------------------------
 4,750,000  6.250%, 2/15/2007                           4,997,143
            ----------------------------------------
12,000,000  6.375%, 8/15/2002                          12,413,160
            ----------------------------------------
 6,800,000  6.750%, 6/30/1999                           6,824,072
            ----------------------------------------
 5,000,000  7.500%, 10/31/1999                          5,065,950
            ----------------------------------------  -----------
              Total                                    39,438,210
            ----------------------------------------  -----------
              TOTAL U.S. TREASURY OBLIGATIONS
                (IDENTFIED COST $43,227,055)           42,839,570
            ----------------------------------------  -----------
REPURCHASE AGREEMENT (1)--3.4%
----------------------------------------------------
            Dean Witter Reynolds, Inc., 4.850%,
            dated 4/30/1999, due 5/3/1999 (AT COST)     2,917,000
 2,917,000
            ----------------------------------------  -----------
              TOTAL INVESTMENTS (IDENTIFIED COST
                $85,754,754)(2)                       $85,568,825
            ----------------------------------------  -----------


(1) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) The cost of investments for federal tax purposes amounts to $85,754,754. The net unrealized depreciation of investments on a federal tax basis amounts to $185,929 which is comprised of $948,664 appreciation and $1,134,593 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($86,919,598) at April 30, 1999.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

                                       13

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
-------------------------------------------------
Total investments in securities, at value
  (identified and tax cost $85,754,754)             $85,568,825
-------------------------------------------------
Cash                                                     21,597
-------------------------------------------------
Income receivable                                     1,300,769
-------------------------------------------------
Receivable for shares sold                              125,000
-------------------------------------------------
Unamortized organizational costs                          7,350
-------------------------------------------------
Other assets                                              3,938
-------------------------------------------------  ------------
    Total assets                                     87,027,479
-------------------------------------------------
LIABILITIES:
----------------------------------------
Payable for shares redeemed               $13,654
----------------------------------------
Income distribution payable                52,970
----------------------------------------
Payable to adviser                         21,019
----------------------------------------
Other accrued expenses                     20,238
----------------------------------------  -------
    Total liabilities                                   107,881
-------------------------------------------------  ------------
Net Assets for 8,704,477 shares outstanding         $86,919,598
-------------------------------------------------  ------------
NET ASSETS CONSIST OF:
-------------------------------------------------
Paid in capital                                     $87,038,727
-------------------------------------------------
Net unrealized depreciation of investments             (185,929)
-------------------------------------------------
Accumulated net realized gain on investments             52,280
-------------------------------------------------
Undistributed net investment income                      14,520
-------------------------------------------------  ------------
    Total Net Assets                                $86,919,598
-------------------------------------------------  ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
-------------------------------------------------
$86,919,598  DIVIDED BY 8,704,477 shares
  outstanding                                             $9.99
-------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

                                       14

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:
---------------------------------------------------
Interest                                             $5,215,232
---------------------------------------------------
EXPENSES:
----------------------------------------
Investment advisory fee                   $ 608,131
----------------------------------------
Administrative personnel and services
  fee                                        82,964
----------------------------------------
Custodian fees                               20,124
----------------------------------------
Transfer and dividend disbursing agent
  fees and expenses                          35,064
----------------------------------------
Directors'/Trustees' fees                     3,975
----------------------------------------
Auditing fees                                13,000
----------------------------------------
Legal fees                                    5,205
----------------------------------------
Portfolio accounting fees                    45,783
----------------------------------------
Share registration costs                     13,517
----------------------------------------
Printing and postage                             79
----------------------------------------
Insurance premiums                            1,172
----------------------------------------
Amortization of organization costs            5,854
----------------------------------------
Miscellaneous                                 3,431
----------------------------------------  ---------
    Total expenses                          838,299
----------------------------------------
Waiver--
----------------------------------------
    Waiver of investment advisory fee      (372,219)
----------------------------------------  ---------
        Net expenses                                    466,080
---------------------------------------------------  ----------
            Net investment income                     4,749,152
---------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------
Net realized gain on investments                        273,117
---------------------------------------------------
Net change in unrealized appreciation
  (depreciation) of investments                        (661,854)
---------------------------------------------------  ----------
    Net realized and unrealized gain (loss) on
      investments                                      (388,737)
---------------------------------------------------  ----------
        Change in net assets resulting from
          operations                                 $4,360,415
---------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)

                                       15

INDEPENDENCE ONE FIXED INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                             YEAR ENDED APRIL 30,
                                          --------------------------
                                              1999          1998
----------------------------------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                     $  4,749,152  $  4,537,227
----------------------------------------
Net realized gain (loss) on investments
($245,461 and $(102,986),
respectively, as computed for federal
tax purposes)                                  273,117       (16,975)
----------------------------------------
Net change in unrealized appreciation
(depreciation) of investments                 (661,854)    1,766,893
----------------------------------------  ------------  ------------
    Change in net assets resulting from
      operations                             4,360,415     6,287,145
----------------------------------------  ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income    (4,660,274)   (4,537,227)
----------------------------------------
Distributions from net realized gains          (92,620)           --
----------------------------------------  ------------  ------------
    Change in net assets resulting from
      distributions to shareholders         (4,752,894)   (4,537,227)
----------------------------------------  ------------  ------------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                18,804,165    19,644,568
----------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                       4,159,874     3,881,214
----------------------------------------
Cost of shares redeemed                    (15,994,186)  (15,817,021)
----------------------------------------  ------------  ------------
    Change in net assets resulting from
      share transactions                     6,969,853     7,708,761
----------------------------------------  ------------  ------------
        Change in net assets                 6,577,374     9,458,679
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                         80,342,224    70,883,545
----------------------------------------  ------------  ------------
End of period (including undistributed
  net investment income of $14,520 and
  $0, respectively)                       $ 86,919,598  $ 80,342,224
----------------------------------------  ------------  ------------


(See Notes which are an integral part of the Financial Statements)

                                       16

INDEPENDENCE ONE FIXED INCOME FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                        YEAR ENDED APRIL 30,
                                ------------------------------------
                                 1999     1998     1997    1996 (1)
                                -------  -------  -------  ---------

------------------------------
NET ASSET VALUE, BEGINNING OF
PERIOD                           $10.03   $ 9.80   $ 9.82    $10.00
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income            0.58     0.59     0.57      0.30
------------------------------
  Net realized and unrealized
  gain (loss) on investments      (0.03)    0.23    (0.02)    (0.18)
------------------------------    -----    -----    -----    ------
  Total from investment
  operations                       0.55     0.82     0.55      0.12
------------------------------    -----    -----    -----    ------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income               (0.58)   (0.59)   (0.57)    (0.30)
------------------------------
  Distributions from net
  realized gain on investments    (0.01)      --     0.00(2)       --
------------------------------    -----    -----    -----    ------
  Total distributions             (0.59)   (0.59)   (0.57)    (0.30)
------------------------------    -----    -----    -----    ------
NET ASSET VALUE, END OF PERIOD   $ 9.99   $10.03   $ 9.80    $ 9.82
------------------------------    -----    -----    -----    ------
TOTAL RETURN (3)                   5.60%    8.56%    5.79%     1.15%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses (4)                     1.03%    1.06%    1.05%     1.15%*
------------------------------
  Net investment income (4)        5.39%    5.42%    5.33%     5.12%*
------------------------------
  Expenses (after
  waivers/reimbursements)          0.57%    0.56%    0.55%     0.54%*
------------------------------
  Net investment income (after
  waivers/reimbursements)          5.85%    5.92%    5.83%     5.73%*
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                 $86,920  $80,342  $70,884   $62,256
------------------------------
  Portfolio turnover                 20%      21%      23%        4%
------------------------------


 *   Computed on an annualized basis.

(1) Reflects operations for the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

(2) Distributions from net realized gain on investments was less than one cent per share.

(3) Based on net asset value.

(4) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

                                       17

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



                                                   CREDIT
PRINCIPAL                                          RATING*
  AMOUNT                                         S&P/MOODY'S       VALUE
----------  -----------------------------------  -----------   -------------

LONG-TERM MUNICIPALS (1)--95.6%
-----------------------------------------------
            MICHIGAN--95.6%
            -----------------------------------
$  825,000  Allegan, MI Public School District,
            GO UT Bonds, 5.55% (AMBAC
            INS)/(Original Issue Yield: 5.60%),
            5/1/2010                               AAA/Aaa     $     900,917
            -----------------------------------
   400,000  Beaverton, MI Rural Schools, GO UT
            Bonds, 4.70% (FGIC INS)/(Original
            Issue Yield: 4.75%), 5/1/2008          AAA/Aaa           409,464
            -----------------------------------
   485,000  Central Michigan University,
            Revenue Bonds, 5.30% (FGIC
            LOC)/(Original Issue Yield: 5.40%),
            10/1/2011                              AAA/Aaa           524,610
            -----------------------------------
   150,000  Clare County, MI, GO UT Refunding
            Bonds, 5.00% (Sewage Disposal
            System No.3)/(AMBAC INS)/(Original
            Issue Yield: 5.10%), 11/1/2003         AAA/Aaa           154,190
            -----------------------------------
   480,000  Detroit, MI City School District, GO UT Bonds (Series A), 6.50%
            (AMBAC INS), 5/1/2008                  AAA/Aaa           555,230
            -----------------------------------
   500,000  East Detroit Michigan School
            District, GO UT Refunding Bonds,
            6.50% (FGIC INS), 5/1/2006             AAA/Aaa           569,310
            -----------------------------------
   680,000  Grand Rapids, MI Community College,
            GO UT Bonds, 5.30% (MBIA
            INS)/(Original Issue Yield: 5.35%),
            5/1/2009                               AAA/Aaa           720,922
            -----------------------------------
   500,000  Greater Detroit Resource Recovery
            Authority, MI, Refunding Revenue
            Bonds (Series A), 5.00% (AMBAC
            INS), 12/13/2000                       AAA/Aaa           511,905
            -----------------------------------
   550,000 Holland, MI Area Community Swimming Pool Authority, GO UT Bonds, 5.125% (FGIC INS)/(Original Issue Yield:
            5.40%), 5/1/2010                       AAA/Aaa           569,283
            -----------------------------------
 1,000,000  Kenowa Hills Michigan Public
            Schools, GO UT Bonds, 5.60% (MBIA
            INS), 5/1/2009                         AA+/Aaa         1,070,720
            -----------------------------------
   500,000  Kent County, MI, GO , 4.50%
            (Original Issue Yield: 5.00%),
            11/1/2011                              AAA/Aa2           498,345
            -----------------------------------
   600,000  Lakewood, MI Public Schools, GO UT
            Bonds, 5.30% (MBIA INS)/(Original
            Issue Yield: 5.45%), 5/1/2009          AAA/Aaa           631,686
            -----------------------------------
   100,000  Lapeer, MI, GO LT Refunding Bonds,
            6.10% (AMBAC
            INS)/(Original Issue Yield: 6.25%),
            10/1/1999                              AAA/Aaa           101,179
            -----------------------------------


                                       18

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


                                                   CREDIT
PRINCIPAL                                          RATING*
  AMOUNT                                         S&P/MOODY'S       VALUE
----------  -----------------------------------  -----------   -------------
LONG-TERM MUNICIPALS (1)--CONTINUED

-----------------------------------------------
            MICHIGAN--CONTINUED
            -----------------------------------
$1,055,000  Lincoln Park, MI School District,
            GO UT Bonds, 5.70% (FGIC INS),
            5/1/2008                               AAA/Aaa     $   1,165,131
            -----------------------------------
   600,000  Marquette, MI Hospital Finance
            Authority, Refunding Revenue Bonds
            (Series D), 4.95% (Marquette
            General Hospital, MI)/(FSA INS),
            4/1/2002                               AAA/Aaa           617,958
            -----------------------------------
 1,000,000  Michigan Municipal Bond Authority,
            Revenue Bonds (Series B), 5.35%
            (Original Issue Yield: 5.45%),
            10/1/2007                              AA+/Aa1         1,070,200
            -----------------------------------
   500,000  Michigan Municipal Bond Authority,
            Revenue Bonds, 5.25% (Local
            Government Loan Program)/(AMBAC
            INS), 5/1/2006                         AAA/Aaa           533,595
            -----------------------------------
   100,000  Michigan State Building Authority,
            Revenue Bonds (Series I), 5.50%
            (Original Issue Yield: 5.60%),
            10/1/2004                              AA/Aa2            107,543
            -----------------------------------
   150,000  Michigan State Building Authority,
            Revenue Bonds, 6.20% (Grand Rapids
            Center)/(BIG INS), 3/1/2001            AAA/Aaa           156,719
            -----------------------------------
   100,000  Michigan State Housing Development
            Authority, Refunding Revenue Bonds
            (Series A), 6.40% (FHA/VA mtgs
            GTD), 6/1/2000                         AA+/NR            101,984
            -----------------------------------
   500,000  Michigan State Housing Development
            Authority, Refunding Revenue Bonds,
            4.85% (AMBAC INS), 10/1/2002           AAA/Aaa           511,785
            -----------------------------------
   150,000  Michigan Strategic Fund, Small
            Business Refunding Revenue Bonds
            (Series A1-A2), 5.90% (SBA GTD),
            10/1/2000                              NR/Aaa            155,127
            -----------------------------------
   500,000  Novi, MI, Refunding GO Bonds,
            5.25%, 10/1/2009                       AA-/A1            534,550
            -----------------------------------
   600,000  Ottawa County, MI Building
            Authority, Revenue Bonds (Series
            A), 4.90%, 11/1/2009                   AA/Aa2            622,860
            -----------------------------------
   100,000  Portage, MI, GO LT City Share
            Bonds, 5.90%, 12/1/2003                AA-/NR            108,345
            -----------------------------------
   700,000  Redford, MI University School District, GO UT Bonds, 6.25% (FGIC
            INS), 5/1/2007                         AAA/Aaa           797,447
            -----------------------------------
   390,000  Rochester, MI, GO UT Refunding
            Bonds, 4.90% (FSA INS), 10/1/2006      AAA/Aaa           410,666
            -----------------------------------


                                       19

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


PRINCIPAL
  AMOUNT                                           CREDIT
OR SHARES                                          RATING*         VALUE
----------  -----------------------------------  -----------   -------------
LONG-TERM MUNICIPALS (1)--CONTINUED

-----------------------------------------------
            MICHIGAN--CONTINUED
            -----------------------------------
$  400,000  St. Clair County, MI, GO LT Water
            Supply System Bonds, 5.00%
            (Burtchville)/(MBIA INS)/(Original
            Issue Yield: 5.10%), 11/1/2009         AAA/Aaa     $     414,664
            -----------------------------------
   500,000  Three Rivers Michigan Community
            Schools, GO UT Bonds, 5.40%
            (Michigan State GTD)/(MBIA INS),
            5/1/2008                               AAA/Aaa           543,140
            -----------------------------------
   765,000  University of Michigan, Revenue
            Bonds (Series A), 5.40%, 11/15/2008    AA/Aa1            823,890
            -----------------------------------
   350,000  University of Michigan, Revenue
            Bonds (Series A), 5.60% (Original
            Issue Yield: 5.70%), 11/15/2012        AA/Aa1            374,777
            -----------------------------------
   500,000  Washtenaw Community College, MI, GO
            UT (Series A), 5.00% (Original
            Issue Yield: 5.10%), 4/1/2008          AA/Aa3            520,585
            -----------------------------------
   500,000  Washtenaw Community College, MI, GO
            UT (Series A), 5.00% (Original
            Issue Yield: 5.35%), 4/1/2011          AA/Aa3            510,680
            -----------------------------------
   750,000  Western Michigan University,
            Revenue Refunding Bonds, 5.00%
            (FGIC INS)/(Original Issue Yield:
            5.15%), 11/15/2012                     AAA/Aaa           759,082
            -----------------------------------
   500,000  Wixon, MI, UT GO Bonds, 4.70% (AMBAC INS)/(Original Issue Yield:
            4.85%), 5/1/2009                       AAA/Aaa           508,505
            -----------------------------------                -------------
            TOTAL LONG-TERM MUNICIPALS
            (IDENTIFIED COST $17,458,632)                         18,566,994
            -----------------------------------                -------------
MUTUAL FUND--2.8%
-----------------------------------------------
   533,000  Goldman Sachs Tax Exempt Fund
            (IDENTIFIED COST $533,000)                               533,000
            -----------------------------------                -------------
              TOTAL INVESTMENTS (IDENTIFIED
              COST $17,991,632)(2)                             $  19,099,994
            -----------------------------------                -------------


 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(1) At April 30, 1999, 2.6% of the total investments at market value were subject to alternative minimum tax (unaudited).
(2) The cost of investments for federal tax purposes amounts to $17,991,632. The net unrealized appreciation of investments on a federal tax basis amounts to $1,108,362 which is comprised of $1,108,362 appreciation and $0 depreciation at April 30, 1999.
Note: The categories of investments are shown as a percentage of net assets ($19,417,279) at April 30, 1999.

                                       20

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


The following acronyms are used throughout this portfolio:





AMBAC-- American Municipal Bond Assurance           GTD--Guaranty
       Corporation                                  INS--Insured
BIG--Bond Investors Guaranty                        LOC--Letter of Credit
FGIC-- Financial Guaranty Insurance Company         LT--Limited Tax
FHA/VA-- Federal Housing Administration/ Veterans   MBIA--Municipal Bond Investors Assurance
        Administration                              SBA--Small Business Association
FSA--Financial Security Assurance                   UT--Unlimited Tax
GO--General Obligation


(See Notes which are an integral part of the Financial Statements)

                                       21

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
-------------------------------------------------
Total investments in securities, at value
  (identified and tax cost $17,991,632)            $19,099,994
-------------------------------------------------
Cash                                                     7,806
-------------------------------------------------
Income receivable                                      353,228
-------------------------------------------------
Receivable for shares sold                              25,000
-------------------------------------------------
Unamortized organizational costs                         8,271
-------------------------------------------------
Other assets                                             1,901
-------------------------------------------------  -----------
    Total assets                                    19,496,200
-------------------------------------------------
LIABILITIES:
----------------------------------------
Income distribution payable               $59,473
----------------------------------------
Payable to adviser                          3,969
----------------------------------------
Other accrued expenses                     15,479
----------------------------------------  -------
    Total liabilities                                   78,921
-------------------------------------------------  -----------
Net Assets for 1,854,617 shares outstanding        $19,417,279
-------------------------------------------------  -----------
NET ASSETS CONSIST OF:
-------------------------------------------------
Paid in capital                                    $18,303,316
-------------------------------------------------
Net unrealized appreciation of investments           1,108,362
-------------------------------------------------
Accumulated net realized gain on investments             6,946
-------------------------------------------------
Distributions in excess of net investment income        (1,345)
-------------------------------------------------  -----------
    Total Net Assets                               $19,417,279
-------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
-------------------------------------------------
$19,417,279  DIVIDED BY 1,854,617 shares
  outstanding                                           $10.47
-------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

                                       22

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENT OF OPERATIONS
YEAR ENDED APRIL 30, 1999
--------------------------------------------------------------------------------



INVESTMENT INCOME:
---------------------------------------------------------
Interest                                                   $  981,557
----------------------------------------------
EXPENSES:
----------------------------------------------
Investment advisory fee                         $ 152,659
----------------------------------------------
Administrative personnel and services fee          50,000
----------------------------------------------
Custodian fees                                     16,396
----------------------------------------------
Transfer and dividend disbursing agent fees
  and expenses                                     30,876
----------------------------------------------
Directors'/Trustees' fees                           1,169
----------------------------------------------
Auditing fees                                      13,500
----------------------------------------------
Legal fees                                          4,728
----------------------------------------------
Portfolio accounting fees                          46,629
----------------------------------------------
Share registration costs                           10,847
----------------------------------------------
Printing and postage                                5,939
----------------------------------------------
Insurance premiums                                  2,380
----------------------------------------------
Amortization of organization costs                  6,591
----------------------------------------------
Miscellaneous                                       2,366
----------------------------------------------  ---------
    Total expenses                                344,080
----------------------------------------------
Waivers--
-----------------------------------
    Waiver of investment advisory
      fee                            $(100,606)
-----------------------------------
    Waiver of administrative
      personnel and services fee       (47,477)
-----------------------------------  ---------
    Total waivers                                (148,083)
----------------------------------------------  ---------
        Net expenses                                          195,997
---------------------------------------------------------  ----------
            Net investment income                             785,560
---------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
---------------------------------------------------------
Net realized gain on investments                               19,345
---------------------------------------------------------
Net change in unrealized appreciation of investments          366,068
---------------------------------------------------------  ----------
    Net realized and unrealized gain on
      investments                                             385,413
---------------------------------------------------------  ----------
        Change in net assets resulting from
          operations                                       $1,170,973
---------------------------------------------------------  ----------


(See Notes which are an integral part of the Financial Statements)

                                       23

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                            YEAR ENDED APRIL 30,
                                          ------------------------
                                             1999         1998
----------------------------------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------
OPERATIONS--
----------------------------------------
Net investment income                     $   785,560  $ 1,003,030
----------------------------------------
Net realized gain on investments
($19,345 and $92,311,
respectively, as computed for federal
tax purposes)                                  19,345       91,171
----------------------------------------
Net change in unrealized appreciation of
investments                                   366,068      709,048
----------------------------------------  -----------  -----------
    Change in net assets resulting from
      operations                            1,170,973    1,803,249
----------------------------------------  -----------  -----------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------
Distributions from net investment income     (785,560)  (1,003,030)
----------------------------------------
Distributions from net realized gains         (35,310)          --
----------------------------------------  -----------  -----------
    Change in net assets resulting from
      distributions to shareholders          (820,870)  (1,003,030)
----------------------------------------  -----------  -----------
SHARE TRANSACTIONS--
----------------------------------------
Proceeds from sale of shares                1,309,093    3,693,948
----------------------------------------
Net asset value of shares issued to
shareholders in payment of
distributions declared                         48,738       13,837
----------------------------------------
Cost of shares redeemed                    (3,317,173)  (6,964,431)
----------------------------------------  -----------  -----------
    Change in net assets resulting from
      share transactions                   (1,959,342)  (3,256,646)
----------------------------------------  -----------  -----------
        Change in net assets               (1,609,239)  (2,456,427)
----------------------------------------
NET ASSETS:
----------------------------------------
Beginning of period                        21,026,518   23,482,945
----------------------------------------  -----------  -----------
End of period (including distributions
  in excess of net investment income of
  ($1,345) and $0, respectively)          $19,417,279  $21,026,518
----------------------------------------  -----------  -----------


(See Notes which are an integral part of the Financial Statements)

                                       24

INDEPENDENCE ONE MICHIGAN MUNICIPAL BOND FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                              YEAR ENDED APRIL 30,
                                -------------------------------------------------
                                 1999     1998     1997           1996 (1)
------------------------------  -------  -------  -------         -------

NET ASSET VALUE, BEGINNING OF
PERIOD                           $10.30   $ 9.99   $ 9.95        $10.00
------------------------------
INCOME FROM INVESTMENT
OPERATIONS
------------------------------
  Net investment income            0.41     0.42     0.41         0.17
------------------------------
  Net realized and unrealized
  gain (loss) on investments       0.19     0.31     0.04            (0.05)
------------------------------    -----    -----    -----     ------------
  Total from investment
  operations                       0.60     0.73     0.45             0.12
------------------------------    -----    -----    -----     ------------
LESS DISTRIBUTIONS
------------------------------
  Distributions from net
  investment income               (0.41)   (0.42)   (0.41)           (0.17)
------------------------------
  Distributions from net
  realized gain on investments    (0.02)      --     0.00(2)              --
------------------------------    -----    -----    -----     ------------
  Total distributions             (0.43)   (0.42)   (0.41)           (0.17)
------------------------------    -----    -----    -----     ------------
NET ASSET VALUE, END OF PERIOD   $10.47   $10.30   $ 9.99           $ 9.95
------------------------------    -----    -----    -----     ------------
TOTAL RETURN (3)                   5.83%    7.38%    4.62%            1.21%
------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------
  Expenses (4)                     1.69%    1.53%    1.64%            1.33%*
------------------------------
  Net investment income (4)        3.13%    3.35%    3.18%            3.07%*
------------------------------
  Expenses (after
  waivers/reimbursements)          0.96%    0.81%    0.70%            0.57%*
------------------------------
  Net investment income (after
  waivers/reimbursements)          3.86%    4.07%    4.12%            3.83%*
------------------------------
SUPPLEMENTAL DATA
------------------------------
  Net assets, end of period
  (000 omitted)                 $19,417  $21,027  $23,483             $25,123
------------------------------
  Portfolio turnover                  3%      11%      48%              39%
------------------------------


 *   Computed on an annualized basis.

(1) Reflects operations for the period from November 20, 1995 (date of initial public investment) to April 30, 1996.

(2) Distributions from net realized gain on investments were less than $0.01 per share.

(3) Based on net asset value.

(4) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

                                       25

INDEPENDENCE ONE MUTUAL FUNDS
COMBINED NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999
----------------------------------------------------------------------------
(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of nine portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:




                  PORTFOLIO NAME                                   INVESTMENT OBJECTIVE
 Independence One U.S. Government Securities Fund   To seek high current income.
 ("U.S. Government Securities Fund")(d)
 Independence One Fixed Income Fund ("Fixed Income  To seek total return.
 Fund")(d)
 Independence One Michigan Municipal Bond Fund To provide current income which is exempt from ("Michigan Municipal Bond Fund")(n) federal regular income tax and the personal income
                                      taxes imposed by the state of Michigan and
                                                        Michigan municipalities.


(d)  Diversified portfolio

(n)  Non-diversified portfolio

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment gains and losses are determined on the identified cost basis.

                                       26

INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

    REPURCHASE AGREEMENTS--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and /or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from the generally accepted accounting principles. The following reclassifications have been made to the financial statements.

                                                     INCREASE (DECREASE)



                                                          ACCUMULATED
                                                         NET REALIZED     UNDISTRIBUTED
                                                            GAIN ON      NET INVESTMENT
             FUND NAME                PAID IN CAPITAL     INVESTMENTS        INCOME

U.S. Government Securities Fund            (4,815)            (339)            5,154
Fixed Income Fund                         (16,522)          90,880           (74,358)
Michigan Municipal Bond Fund                  964              381            (1,345)


    Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

    FEDERAL TAXES--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for

                                       27

INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------
    the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    ORGANIZATIONAL EXPENSES--Organizational expenses were borne initially by Federated Administrative Services ("FAS"). The Funds have reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date.

                                                            ORGANIZATIONAL
                                                        EXPENSES AMORTIZED FOR
                                     ORGANIZATIONAL         THE YEAR ENDED
             PORTFOLIO NAME             EXPENSES            APRIL 30, 1999
 Fixed Income Fund                       $21,477                $ 5,854
 Michigan Municipal Bond Fund             24,175                  6,591


    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each Fund. Transactions in shares were as follows:



                                             U.S. GOVERNMENT
                                             SECURITIES FUND
                                          ----------------------
                                           YEAR ENDED APRIL 30,
                                          ----------------------
                                             1999        1998
----------------------------------------  ----------  ----------

Shares sold                                  627,607   1,008,867
----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                   29,512      39,277
----------------------------------------
Shares redeemed                           (1,754,179) (1,447,352)
----------------------------------------  ----------  ----------
Net change resulting from share
  transactions                            (1,097,060)   (399,208)
----------------------------------------  ----------  ----------


                                       28

INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------


                                            FIXED INCOME FUND
                                          ----------------------
                                           YEAR ENDED APRIL 30,
                                          ----------------------
                                             1999        1998
----------------------------------------  ----------  ----------
Shares sold                                1,859,584   1,968,892

----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                  410,699     388,432
----------------------------------------
Shares redeemed                           (1,574,201) (1,583,847)
----------------------------------------  ----------  ----------
Net change resulting from share
  transactions                               696,082     773,477
----------------------------------------  ----------  ----------


                                            MICHIGAN MUNICIPAL
                                                BOND FUND
                                          ----------------------
                                           YEAR ENDED APRIL 30,
                                          ----------------------
                                             1999        1998
                                          ----------  ----------
----------------------------------------

Shares sold                                  124,438     358,787
----------------------------------------
Shares issued to shareholders in payment
  of distributions declared                    4,616       1,340
----------------------------------------
Shares redeemed                             (315,517)   (669,163)
----------------------------------------  ----------  ----------
Net change resulting from share
  transactions                              (186,463)   (309,036)
----------------------------------------  ----------  ----------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Michigan National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment advisory fee based on a percentage of each Fund's average daily net assets



    (see below).

                                                    INVESTMENT
                                                    ADVISORY
                  PORTFOLIO NAME                    FEE
 U.S. Government Securities Fund                    0.70%
 Fixed Income Fund                                  0.75%
 Michigan Municipal Bond Fund                       0.75%


    The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

                                       29

INDEPENDENCE ONE MUTUAL FUNDS
--------------------------------------------------------------------------------

    TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

    CUSTODIAN FEES--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTION

Purchases and sales of investments, excluding short-term securities, for the year ended April 30, 1999, were as follows:

             PORTFOLIO NAME                PURCHASES      SALES
 U.S. Government Securities Fund          $20,984,729  $19,822,581
 Fixed Income Fund                         21,097,051  15,472,550
 Michigan Municipal Bond Fund                 504,030  1,761,982


(6) CONCENTRATION OF CREDIT RISK

Since Michigan Municipal Bond Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at April 30, 1999, 68.8% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 22.4% of total investments.

(7) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Funds could be adversely affected if the computer systems used by the Funds' service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Funds' Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Funds.

                                       30

INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------
The Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL FUNDS:

We have audited the accompanying statements of assets and liabilities of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund, each portfolios of the Independence One Mutual Funds, including the portfolios of investments, as of April 30, 1999, the related statements of operations for the year then ended, the statements of changes in net assets for the each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended for U.S. Government Securities Fund, and for each of the years in the three-year period then ended and for the periods from October 23, 1995 (date of initial public investment) to April 30, 1996 for Fixed Income Fund, and from November 20, 1995 (date of initial public investment) to April 30, 1996 for Michigan Municipal Bond Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One U.S. Government Securities Fund, Independence One Fixed Income Fund, and Independence One Michigan Municipal Bond Fund as of April 30, 1999, the results of their operations, changes in their net assets, and their financial highlights for the periods indicated above in conformity with generally accepted accounting principles.

                                                [LOGO]

Boston, Massachusetts
June 16, 1999

                                       31

TRUSTEES                       OFFICERS
------------------------------------------------------------

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Edward C. Gonzales
  PRESIDENT AND TREASURER
Jeffrey W. Sterling
  VICE PRESIDENT AND ASSISTANT TREASURER
C. Grant Anderson
  SECRETARY
Timothy S. Johnson
  ASSISTANT SECRETARY

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

                                       32

INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P. O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, Massachusetts 02110

                                     [LOGO]
Cusip 453777856
Cusip 453777807
Cusip 453777864
GO1200-11 (6/99)

INDEPENDENCE ONE-REGISTERED TRADEMARK-
MUTUAL FUNDS
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

COMBINED
ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1999
--------------------------------------

                                                Independence One U.S. Government
                                                                 Securities Fund
                                              Independence One Fixed Income Fund
                            Independence One Michigan
                                                             Municipal Bond Fund

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

[MICHIGAN NATIONAL BANK LOGO]




PRESIDENT'S MESSAGE
------------------------------------------------------------
Dear Investor:

I am pleased to present the first Annual Report of Independence One Small Cap Fund. The report covers the period from June 22, 1998--when the fund began operations--through April 30, 1999. Inside, you'll find complete financial information for the fund, beginning with the portfolio manager's discussion, followed by a listing of fund holdings and the financial statements.

Stocks issued by smaller companies have historically offered the potential for higher returns over time than stocks issued by larger companies, in exchange for a higher level of risk. Over the period covered by this report, small-company stocks experienced a difficult environment as investor sentiment favored extremely large, growth-oriented companies. As a result, the well-publicized Dow Jones Industrial Average continued its momentum and reached new highs while the returns of stocks issued by smaller companies lagged.

While small-company stocks have underperformed, this undervalued area of the stock market currently gives investors the opportunity to invest in stocks with "down-to-earth" prices-- compared to highly valued large-company growth stocks whose returns have been driving the market.

Thank you for selecting Independence One Small Cap Fund to pursue the long-term performance potential of small-company stocks. I urge you to keep focused on the long term, which is the true measure of stock performance. We look forward to updating you about the progress of your fund.

Sincerely,

[EDWARD C. GONZALES SIGNATURE]

Edward C. Gonzales
President
June 16, 1999

                                       1

INVESTMENT REVIEW
------------------------------------------------------------

Q
     What are your observations on the small-cap market, which improved later in the reporting period?

A
     The small-cap market continued to underperform the larger-cap market through March. In April, however, we saw a strong rebound in the small-cap sector, as investors looked for out-of-favor and value stocks. For the most part, the small-cap market enjoyed an inflow of cash, although some stocks, such as internet companies, experienced negative cash flows.

Q
     What was the total return of Independence One Small Cap Fund for the six-month period ended April 30, 1999 compared to the Standard & Poor's Small Cap 600 Composite Stock Price Index, ("S&P Small Cap 600") and the
Russell 2000?

A
     The performance of the Independence One Small Cap Fund for the six-month period ended April 30, 1999 was 8.49% compared to the S&P SmallCap 600** being up 9.01% and the Russell 2000 Index*** being up 15.16%. The
Independence One Small Cap Fund lags the S&P SmallCap 600 benchmark because of management fees and the small cash position maintained to cover cash outflows. Independence One Small Cap Fund's total return for the period from June 22, 1998 (start of performance) to April 30, 1999 was (5.94%).

Q
     What are your comments on the buying opportunities in what remains the only significantly undervalued area of the stock market?

A
     We agree that the small-cap market, based on historical valuations, represents significant value and believe that, in general, it is a good opportunity.

Q
     As we reach mid year, what do you see ahead for small-caps for the rest of 1999?

A
     If the market reacts negatively to the Y2K compliance situation or to an increase in interest rates by the Federal Reserve Board, the small-cap market will probably underperform the large-cap market due to its lack of liquidity.

  *PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF
   FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
 **THE S&P SMALLCAP 600 IS AN UNMANAGED, CAPITALIZATION-WEIGHTED INDEX OF 600
   COMMON STOCKS. IT IS DESIGNED TO PROVIDE A MEASURE OF OVERALL SMALL CAPITALIZATION COMPANY PERFORMANCE, AND INCLUDES COMMON STOCKS OF COMPANIES FROM A VARIETY OF ECONOMIC SECTORS. INVESTMENT CANNOT BE MADE IN AN INDEX. "STANDARD & POOR'S,-REGISTERED TRADEMARK-" "S&P,-REGISTERED TRADEMARK-" AND "S&P SMALLCAP 600-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN AUTHORIZED FOR USE BY INDEPENDENCE ONE SMALL CAP FUND. THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY OR AFFILIATED WITH STANDARD & POOR'S.
***RUSSELL 2000-REGISTERED TRADEMARK- INDEX MEASURES THE PERFORMANCE OF THE
   2,000 SMALLEST COMPANIES IN THE RUSSELL 3000 INDEX, WHICH REPRESENTS APPROXIMATELY 11% OF THE TOTAL MARKET CAPITALIZATION OF THE RUSSELL 3000 INDEX. THIS INDEX IS UNMANAGED AND INVESTMENTS CANNOT BE MADE IN AN INDEX.

                                       2

INDEPENDENCE ONE SMALL CAP FUND
------------------------------------------------------------
         GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE SMALL CAP FUND

    The graph below illustrates the hypothetical investment of $10,000* in the Independence One Small Cap Fund (the "Fund") from June 22, 1998 (start of performance) to April 30, 1999, compared to the Standard & Poor's Small Cap 600 Composite Stock Price Index.+

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



 IOSCF PLOT POINTS GRAPH


      The Fund Standard & Poor's Small Cap 600 Composite Stock Price Index

6/22/98                       $10,000                           $10,000
4/30/99                        $9,406                            $9,381
(GRAPHIC REPRESENTATION OMITTED.  PLEASE SEE APPENDIX A5.)


        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1999
Start of Performance (6/22/98) ......................................... (5.94%)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Standard & Poor's Small Cap 600 Composite Stock Price Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Standard & Poor's Small Cap 600 Composite Stock Price Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

                                        3

INDEPENDENCE ONE SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



  SHARES                                                 VALUE
----------  ----------------------------------------  -----------

COMMON STOCKS--91.5%
----------------------------------------------------
            BASIC INDUSTRY--3.9%
            ----------------------------------------
     4,500  AMCOL International Corp.                 $    55,125
            ----------------------------------------
     6,000  Aptargroup, Inc.                              168,000
            ----------------------------------------
     4,100  Caraustar Industries, Inc.                    104,550
            ----------------------------------------
     3,600  Coeur d'Alene Mines Corp.                      16,650
            ----------------------------------------
     5,900  Corn Products International, Inc.             170,363
            ----------------------------------------
     6,300  Delta & Pine Land Co.                         214,200
            ----------------------------------------
     9,100 (1) Hecla Mining Co.                            27,300
            ----------------------------------------
     2,800  IMCO Recycling, Inc.                           47,600
            ----------------------------------------
     3,200  Lone Star Industries, Inc.                    114,200
            ----------------------------------------
     4,200  MacDermid, Inc.                               176,138
            ----------------------------------------
     1,900  Republic Group, Inc.                           33,250
            ----------------------------------------
     2,900 (1) WHX Corp.                                   24,469
            ----------------------------------------  -----------
              Total                                     1,151,845
            ----------------------------------------  -----------
            CONSUMER DURABLES--4.6%
            ----------------------------------------
     2,100  Bassett Furniture Industries, Inc.             50,400
            ----------------------------------------
     8,000 (1) Champion Enterprises, Inc.                 148,500
            ----------------------------------------
     9,200  D. R. Horton, Inc.                            177,675
            ----------------------------------------
     1,900  Dixie Group, Inc.                              16,863
            ----------------------------------------
     4,600  Ethan Allen Interiors, Inc.                   233,163
            ----------------------------------------
     8,700  La-Z Boy Chair Co.                            171,281
            ----------------------------------------
     7,700  Oakwood Homes Corp.                           106,838
            ----------------------------------------
     4,200  Polaris Industries, Inc., Class A             158,288
            ----------------------------------------
     2,400  Ryland Group, Inc.                             63,000
            ----------------------------------------
     3,900  Smith (A.O.) Corp.                             98,475
            ----------------------------------------
     6,100 (1) Toll Brothers, Inc.                        130,388
            ----------------------------------------  -----------
              Total                                     1,354,871
            ----------------------------------------  -----------


                                       4

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            CONSUMER NON-DURABLES--2.5%
            ----------------------------------------
     2,300 (1) Ashworth, Inc.                         $    10,350
            ----------------------------------------
     5,900 (1) Buckeye Technologies, Inc.                  85,550
            ----------------------------------------
     1,500 (1) Canandaigua Wine Co., Inc., Class A         77,250
            ----------------------------------------
     3,100  ChemFirst, Inc.                                74,013
            ----------------------------------------
     7,100  Earthgrains Co.                               150,431
            ----------------------------------------
     2,600 (1) Gibson Greetings, Inc.                      16,413
            ----------------------------------------
     6,200 (1) Nautica Enterprise, Inc.                    84,088
            ----------------------------------------
     6,200 (1) Smithfield Foods, Inc.                     146,475
            ----------------------------------------
     7,300  Wolverine World Wide, Inc.                     87,600
            ----------------------------------------  -----------
              Total                                       732,170
            ----------------------------------------  -----------
            ENERGY MINERALS--3.1%
            ----------------------------------------
     5,300 (1) Barrett Resources                          160,988
            ----------------------------------------
     7,600  Cross Timbers Oil Co.                          83,125
            ----------------------------------------
     5,400  Devon Energy Corp.                            179,550
            ----------------------------------------
     6,700 (1) Newfield Exploration Co.                   180,063
            ----------------------------------------
     3,600 (1) Offshore Logistics, Inc.                    44,550
            ----------------------------------------
     6,600  Pogo Producing Co.                            126,638
            ----------------------------------------
     1,800  St. Mary Land & Exploration Co.                34,650
            ----------------------------------------
     7,400 (1) Tuboscope, Inc.                            100,825
            ----------------------------------------  -----------
              Total                                       910,389
            ----------------------------------------  -----------
            FINANCE--18.3%
            ----------------------------------------
     7,100  American Bankers Insurance Group, Inc.        372,306
            ----------------------------------------
    10,400 (1) Americredit Corp.                          172,250
            ----------------------------------------
     7,500 (1) Amresco, Inc.                               48,750
            ----------------------------------------
     3,800  CMAC Investment Corp.                         174,325
            ----------------------------------------
     4,400  Centura Banks, Inc.                           262,075
            ----------------------------------------
     4,000  Commerce Bancorp, Inc.                        176,500
            ----------------------------------------
    10,000  Commercial Federal Corp.                      242,500
            ----------------------------------------
     4,400  Cullen Frost Bankers, Inc.                    237,325
            ----------------------------------------


                                       5

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            FINANCE--CONTINUED
            ----------------------------------------
     4,700  Downey Financial Corp.                    $    94,000
            ----------------------------------------
     6,000  Eaton Vance Corp.                             136,875
            ----------------------------------------
     6,200  Enhance Financial Services Group, Inc.        128,263
            ----------------------------------------
     9,900  First American Financial Corp.                176,963
            ----------------------------------------
     4,800  First Midwest Bancorp, Inc.                   191,700
            ----------------------------------------
     4,900  First Bancorp.                                126,481
            ----------------------------------------
    14,800  Firstmerit Corp.                              411,625
            ----------------------------------------
    11,600  Fremont General Corp.                         232,000
            ----------------------------------------
     6,101  Frontier Insurance Group, Inc.                 84,266
            ----------------------------------------
     7,201  Hudson United Bancorp.                        254,733
            ----------------------------------------
     9,200  Legg Mason, Inc.                              320,850
            ----------------------------------------
     6,600  Mutual Risk Management Ltd.                   256,575
            ----------------------------------------
     3,000  NAC Re Corp.                                  163,500
            ----------------------------------------
     4,500  Orion Capital Corp.                           132,469
            ----------------------------------------
     4,300  Pioneer Group, Inc.                            80,088
            ----------------------------------------
     8,000  Raymond James Financial, Inc.                 172,500
            ----------------------------------------
         1  Regions Financial Corp.                            34
            ----------------------------------------
     5,100  Riggs National Corp.                           86,063
            ----------------------------------------
     4,700  Selective Insurance Group, Inc.                91,063
            ----------------------------------------
     3,400 (1) Silicon Valley Bancshares                   59,713
            ----------------------------------------
     6,900  St. Paul Bancorp, Inc.                        167,325
            ----------------------------------------
     7,100  UST Corp.                                     171,735
            ----------------------------------------
     7,100  United Bankshares, Inc.                       191,700
            ----------------------------------------  -----------
              Total                                     5,416,552
            ----------------------------------------  -----------
            HEALTH CARE--9.7%
            ----------------------------------------
     4,500  Alpharma, Inc., Class A                       132,750
            ----------------------------------------
     4,800 (1) Cephalon, Inc.                              58,200
            ----------------------------------------
     5,400 (1) Cerner Corp.                                91,800
            ----------------------------------------


                                       6

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            HEALTH CARE--CONTINUED
            ----------------------------------------
     5,800 (1) Genesis Health Ventures, Inc.          $    40,238
            ----------------------------------------
     6,400 (1) IDEXX Laboratories, Inc.                   144,800
            ----------------------------------------
     4,600 (1) Incyte Pharmaceuticals, Inc.                83,088
            ----------------------------------------
     8,700  Integrated Health Services, Inc.               41,869
            ----------------------------------------
     5,000  Invacare Corp.                                115,625
            ----------------------------------------
     4,800  Jones Pharma, Inc.                            154,200
            ----------------------------------------
     5,200 (1) Magellan Health Services, Inc.              28,275
            ----------------------------------------
     5,400 (1) Medquist, Inc.                             184,950
            ----------------------------------------
     4,000  Mentor Corp.                                   58,000
            ----------------------------------------
     5,300 (1) North American Vaccine, Inc.                28,488
            ----------------------------------------
     3,500 (1) Noven Pharmaceuticals, Inc.                 18,375
            ----------------------------------------
     7,900 (1) Orthodontic Centers of America, Inc.        97,763
            ----------------------------------------
     4,100 (1) Parexel International Corp.                 98,656
            ----------------------------------------
     5,500 (1) Patterson Dental Co.                       198,344
            ----------------------------------------
     6,700 (1) Renal Care Group, Inc.                     139,863
            ----------------------------------------
     9,000 (1) Safeskin Corp.                              87,750
            ----------------------------------------
     4,500 (1) Sierra Health Services, Inc.                56,250
            ----------------------------------------
     5,400 (1) Universal Health Services, Inc., Class B     279,788
            ----------------------------------------
     5,000 (1) VISX, Inc.                                 643,750
            ----------------------------------------
     4,200 (1) Vertex Pharmaceuticals, Inc.                88,725
            ----------------------------------------  -----------
              Total                                     2,871,547
            ----------------------------------------  -----------
            PRODUCER MANUFACTURING--8.2%
            ----------------------------------------
     6,900 (1) Anixter International, Inc.                108,675
            ----------------------------------------
     6,400  Applied Power, Inc., Class A                  202,000
            ----------------------------------------
     6,100  Baldor Electric Co.                           117,806
            ----------------------------------------
     4,000  Belden, Inc.                                   77,000
            ----------------------------------------
     6,200  Blount International, Inc., Class A           172,825
            ----------------------------------------
     5,000 (1) Cable Design Technologies, Class A          74,375
            ----------------------------------------
    11,900 (1) Gentex Corp.                               357,744
            ----------------------------------------


                                       7

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            PRODUCER MANUFACTURING--CONTINUED
            ----------------------------------------
     3,300  Graco, Inc.                               $   103,950
            ----------------------------------------
     8,700  Interface, Inc.                                61,444
            ----------------------------------------
     4,300  Intermet Corp.                                 63,425
            ----------------------------------------
     5,900 (1) Mueller Industries, Inc.                   185,850
            ----------------------------------------
     1,006 (1) Nashua Corp.                                10,815
            ----------------------------------------
     2,900 (1) Oak Industries, Inc.                       121,075
            ----------------------------------------
     1,800  Robbins & Myers, Inc.                          38,813
            ----------------------------------------
     5,200  Roper Industries, Inc.                        148,200
            ----------------------------------------
     2,100 (1) SPS Technologies, Inc.                      91,613
            ----------------------------------------
     3,000 (1) Scott Technologies, Inc.                    55,688
            ----------------------------------------
     2,100  Spartan Motors, Inc.                           11,550
            ----------------------------------------
     6,100  Tredegar Industries, Inc.                     162,794
            ----------------------------------------
     4,800 (1) Triarc Companies, Inc., Class A             95,100
            ----------------------------------------
     5,200 (1) Zebra Technologies Corp., Class A          172,900
            ----------------------------------------  -----------
              Total                                     2,433,642
            ----------------------------------------  -----------
            RETAIL TRADE--8.7%
            ----------------------------------------
     4,300 (1) Ann Taylor Stores Corp.                    204,250
            ----------------------------------------
     2,300  Baker (J.), Inc.                               13,656
            ----------------------------------------
     1,100 (1) Damark International, Inc., Class A         11,275
            ----------------------------------------
     2,800 (1) Discount Auto Parts, Inc.                   63,875
            ----------------------------------------
     5,600 (1) Express Scripts, Inc., Class A             412,300
            ----------------------------------------
     4,100 (1) Footstar, Inc.                             138,631
            ----------------------------------------
     3,400  Hancock Fabrics, Inc.                          21,463
            ----------------------------------------
     5,200 (1) Just For Feet, Inc.                         65,650
            ----------------------------------------
     6,500 (1) Linens 'N Things, Inc.                     297,375
            ----------------------------------------
     5,900 (1) Mens Wearhouse, Inc.                       161,513
            ----------------------------------------
     4,900 (1) Michaels Stores, Inc.                      110,863
            ----------------------------------------
    16,101  Pier 1 Imports, Inc.                          118,741
            ----------------------------------------
     5,900  Regis Corp. Minnesota                         151,188
            ----------------------------------------


                                       8

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            RETAIL TRADE--CONTINUED
            ----------------------------------------
     4,300  Shopko Stores, Inc.                       $   147,544
            ----------------------------------------
     4,400 (1) Whole Foods Market, Inc.                   171,600
            ----------------------------------------
     9,200 (1) Williams-Sonoma, Inc.                      266,800
            ----------------------------------------
     5,900 (1) Zale Corp.                                 223,094
            ----------------------------------------  -----------
              Total                                     2,579,818
            ----------------------------------------  -----------
            SERVICES--11.9%
            ----------------------------------------
     5,000  Applebee's International, Inc.                129,062
            ----------------------------------------
     2,000 (1) Au Bon Pain Co., Inc., Class A              10,625
            ----------------------------------------
     3,000 (1) CEC Entertainment, Inc.                    112,500
            ----------------------------------------
     8,600  CKE Restaurants, Inc.                         140,827
            ----------------------------------------
     3,000 (1) Catalina Marketing Corp.                   256,312
            ----------------------------------------
     4,900  Central Parking Corp.                         155,269
            ----------------------------------------
     8,200 (1) CommScope, Inc.                            199,875
            ----------------------------------------
    11,500 (1) DeVRY, Inc.                                303,312
            ----------------------------------------
     3,700 (1) Dycom Industries, Inc.                     169,044
            ----------------------------------------
     6,500 (1) Foodmaker, Inc.                            156,813
            ----------------------------------------
     7,400 (1) HA-LO Industries, Inc.                      86,950
            ----------------------------------------
     4,300 (1) Hollywood Park, Inc.                        55,362
            ----------------------------------------
     7,800 (1) Interim Services, Inc.                     135,525
            ----------------------------------------
     5,000 (1) Landrys Seafood Restaurants, Inc.           40,625
            ----------------------------------------
     2,500 (1) Lason Holdings, Inc.                        98,906
            ----------------------------------------
     3,500 (1) Primark Corp.                               80,718
            ----------------------------------------
     7,900  Richfood Holdings, Inc.                        98,750
            ----------------------------------------
     3,000  SEI Investments, Co.                          285,000
            ----------------------------------------
     3,200 (1) Sonic Corp.                                 90,000
            ----------------------------------------
     3,800  TCBY Enterprises, Inc.                         25,888
            ----------------------------------------
     2,300 (1) Taco Cabana, Inc., Class A                  23,287
            ----------------------------------------
     7,500  True North Communications, Inc.               202,500
            ----------------------------------------
     6,300 (1) Valassis Communications, Inc.              352,800
            ----------------------------------------


                                       9

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            SERVICES--CONTINUED
            ----------------------------------------
     4,700 (1) Westwood One, Inc.                     $   160,975
            ----------------------------------------
     6,400 (1) World Color Press                          163,600
            ----------------------------------------  -----------
              Total                                     3,534,525
            ----------------------------------------  -----------
            TECHNOLOGY--14.9%
            ----------------------------------------
     4,600  AAR Corp.                                      87,400
            ----------------------------------------
    12,900 (1) Acxiom Corp.                               325,725
            ----------------------------------------
     2,500 (1) Adaptive Broadband Corp.                    37,813
            ----------------------------------------
     7,000 (1) American Management System, Inc.           240,625
            ----------------------------------------
     8,500 (1) Aspect Telecommunications Corp.             67,734
            ----------------------------------------
     4,300 (1) Auspex Systems, Inc.                        30,637
            ----------------------------------------
     1,600  Bell Industries, Inc.                          17,200
            ----------------------------------------
     4,400 (1) BISYS Group, Inc.                          223,300
            ----------------------------------------
     6,100 (1) Burr Brown Corp.                           161,650
            ----------------------------------------
     8,900 (1) Ciber, Inc.                                167,987
            ----------------------------------------
     6,600 (1) Cognex Corp.                               191,400
            ----------------------------------------
     4,700  Dallas Semiconductor Corp.                    199,750
            ----------------------------------------
     2,300 (1) Digi International, Inc.                    17,537
            ----------------------------------------
     5,300 (1) Filenet Corp.                               45,381
            ----------------------------------------
     3,800  Gerber Scientific, Inc.                        71,487
            ----------------------------------------
     4,300 (1) HNC Software                                92,450
            ----------------------------------------
     6,800 (1) Harbinger Corp.                             74,375
            ----------------------------------------
     4,100 (1) Hutchinson Technology, Inc.                 90,456
            ----------------------------------------
     2,400  Innovex, Inc.                                  33,300
            ----------------------------------------
     4,600 (1) Intervoice, Inc.                            45,856
            ----------------------------------------
     6,600 (1) Macromedia, Inc.                           273,487
            ----------------------------------------
     2,800 (1) Marshall Industries                         45,150
            ----------------------------------------
     5,900 (1) Mercury Interactive Corp.                  166,306
            ----------------------------------------
     5,200  National Computer Systems, Inc.               145,600
            ----------------------------------------
     5,600  National Data Corp.                           258,300
            ----------------------------------------


                                       10

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------


  SHARES                                                 VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            TECHNOLOGY--CONTINUED
            ----------------------------------------
     5,500 (1) National Instruments Corp.             $   187,000
            ----------------------------------------
     6,300 (1) Novellus Systems, Inc.                     297,675
            ----------------------------------------
     6,100 (1) Orbital Sciences Corp.                     128,481
            ----------------------------------------
     8,100 (1) Read-Rite Corp.                             50,118
            ----------------------------------------
     8,500 (1) S3, Inc.                                    61,093
            ----------------------------------------
     6,800 (1) Technology Solutions Corp.                  53,975
            ----------------------------------------
     1,200 (1) Three-Five Systems, Inc.                    13,800
            ----------------------------------------
     3,700 (1) Trimble Navigation Ltd.                     42,896
            ----------------------------------------
     5,200 (1) Unitrode Corp.                              91,975
            ----------------------------------------
     7,600 (1) VLSI Technology, Inc.                      143,450
            ----------------------------------------
     8,500 (1) Whittman-Hart, Inc.                        240,125
            ----------------------------------------  -----------
              Total                                     4,421,494
            ----------------------------------------  -----------
            TRANSPORTATION--2.6%
            ----------------------------------------
     5,600  Air Express International Corp.               122,500
            ----------------------------------------
     4,100  Expeditors International Washington,
            Inc.                                          248,563
            ----------------------------------------
     6,000 (1) Fritz Companies, Inc.                       60,750
            ----------------------------------------
     5,000 (1) Heartland Express, Inc.                     69,688
            ----------------------------------------
     2,000 (1) M.S. Carriers, Inc.                         63,750
            ----------------------------------------
     4,700 (1) Mesa Air Group, Inc.                        31,725
            ----------------------------------------
     4,400  USFreightways Corp.                           165,000
            ----------------------------------------  -----------
              Total                                       761,976
            ----------------------------------------  -----------
            UTILITIES--3.1%
            ----------------------------------------
     5,000  Atmos Energy Corp.                            126,245
            ----------------------------------------
     6,700  Philadelphia Suburban Corp.                   151,168
            ----------------------------------------
     5,100  Piedmont Natural Gas, Inc.                    162,560
            ----------------------------------------
     5,100  Sierra Pacific Resources                      181,686
            ----------------------------------------
     5,000  Southwest Gas Corp.                           142,812
            ----------------------------------------


                                       11

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------


SHARES OR
PRINCIPAL
  AMOUNT                                                 VALUE
----------  ----------------------------------------  -----------
COMMON STOCKS--CONTINUED

----------------------------------------------------
            UTILITIES--CONTINUED
            ----------------------------------------
     6,200  WICOR, Inc.                               $   146,475
            ----------------------------------------  -----------
              Total                                       910,946
            ----------------------------------------  -----------
              TOTAL COMMON STOCKS (IDENTIFIED COST
                $27,708,594)                           27,079,775
            ----------------------------------------  -----------
REPURCHASE AGREEMENT (2)--6.0%
----------------------------------------------------
$1,763,000  Dean Witter Reynolds, Inc., 4.85%, dated
            4/30/1999, due 5/3/1999 (at cost)           1,763,000
            ----------------------------------------  -----------
              TOTAL INVESTMENTS (IDENTIFIED COST
                $29,471,594)(3)                       $28,842,775
            ----------------------------------------  -----------


(1)  Non-income producing security.

(2) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(3) The cost of investments for federal tax purposes amounts to $29,479,906. The net unrealized depreciation of investments on a federal tax basis amounts to $637,131 which is comprised of $2,175,482 appreciation and $2,812,613 depreciation at April 30, 1999.

Note: The categories of investments are shown as a percentage of net assets ($29,586,993) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

                                       12

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
-------------------------------------------------
Total investments in securities, at value
  (identified cost $29,471,594 and tax cost
  $29,479,906)                                     $28,842,775
-------------------------------------------------
Cash                                                     7,127
-------------------------------------------------
Income receivable                                        6,846
-------------------------------------------------
Receivable for investments sold                        536,607
-------------------------------------------------
Receivable for shares sold                             285,000
-------------------------------------------------  -----------
    Total assets                                    29,678,355
-------------------------------------------------
LIABILITIES:
----------------------------------------
Payable to adviser                        $45,263
----------------------------------------
Other accrued expenses                     46,099
----------------------------------------  -------
    Total liabilities                                   91,362
-------------------------------------------------  -----------
Net Assets for 3,147,705 shares outstanding        $29,586,993
-------------------------------------------------  -----------
NET ASSETS CONSIST OF:
-------------------------------------------------
Paid in capital                                    $28,975,569
-------------------------------------------------
Net unrealized depreciation of investments            (628,819)
-------------------------------------------------
Accumulated net realized gain on investments         1,240,243
-------------------------------------------------  -----------
    Total Net Assets                               $29,586,993
-------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
-------------------------------------------------
$29,586,993  DIVIDED BY 3,147,705 shares
  outstanding                                            $9.40
-------------------------------------------------  -----------


(See Notes which are an integral part of the Financial Statements)

                                       13

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF OPERATIONS
PERIOD ENDED APRIL 30, 1999 (1)
--------------------------------------------------------------------------------



INVESTMENT INCOME:
-------------------------------------------------------
Dividends                                                $   88,751
-------------------------------------------------------
Interest                                                     93,222
-------------------------------------------------------  ----------
    Total income                                            181,973
-------------------------------------------------------
EXPENSES:
---------------------------------------------
Investment advisory fee                        $ 77,419
---------------------------------------------
Administrative personnel and
  services fee                                   43,699
---------------------------------------------
Custodian fees                                   28,181
---------------------------------------------
Transfer and dividend disbursing
  agent fees and expenses                        30,059
---------------------------------------------
Directors'/Trustees' fees                         1,955
---------------------------------------------
Auditing fees                                    13,000
---------------------------------------------
Legal fees                                        2,361
---------------------------------------------
Portfolio accounting fees                        33,610
---------------------------------------------
Share registration costs                         25,947
---------------------------------------------
Printing and postage                              5,065
---------------------------------------------
Insurance premiums                                  895
---------------------------------------------
Miscellaneous                                       972
---------------------------------------------  --------
    Total expenses                              263,163
---------------------------------------------
Waivers--
-----------------------------------
    Waiver of investment advisory
      fee                            $(32,156)
    Waiver of administrative
      personnel and services fee      (34,504)
-----------------------------------  --------
        Total waivers                           (66,660)
---------------------------------------------  --------
            Net expenses                                    196,503
-------------------------------------------------------  ----------
                Net operating loss                          (14,530)
-------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------
Net realized gain on investments                          1,269,437
-------------------------------------------------------
Net unrealized depreciation of investments                 (628,819)
-------------------------------------------------------  ----------
    Net realized and unrealized gain on
      investments                                           640,618
-------------------------------------------------------  ----------
        Change in net assets resulting from
          operations                                     $  626,088
-------------------------------------------------------  ----------


(1) For the period from June 22, 1998 (date of initial public investment) to April 30, 1999.
(See Notes which are an integral part of the Financial Statements)

                                       14

INDEPENDENCE ONE SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                                    PERIOD ENDED
                                                      APRIL 30,
                                                      1999 (1)
--------------------------------------------------  -------------

INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------
OPERATIONS--
--------------------------------------------------
Net operating loss                                   $   (14,530)
--------------------------------------------------
Net realized gain on investments ($1,263,219 as
computed for federal tax purposes)                     1,269,437
--------------------------------------------------
Net unrealized depreciation of investments              (628,819)
--------------------------------------------------  -------------
    Change in net assets resulting from operations       626,088
--------------------------------------------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------
Distributions from net investment income                 (10,998)
--------------------------------------------------
Distributions from net realized gains                     (3,666)
--------------------------------------------------  -------------
    Change in net assets resulting from
      distributions to shareholders                      (14,664)
--------------------------------------------------  -------------
SHARE TRANSACTIONS--
--------------------------------------------------
Proceeds from sale of shares                          31,157,123
--------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of distributions declared                    11,435
--------------------------------------------------
Cost of shares redeemed                               (2,192,989)
--------------------------------------------------  -------------
    Change in net assets resulting from share
      transactions                                    28,975,569
--------------------------------------------------  -------------
        Change in net assets                          29,586,993
--------------------------------------------------
NET ASSETS:
--------------------------------------------------
Beginning of period                                           --
--------------------------------------------------  -------------
End of period                                        $29,586,993
--------------------------------------------------  -------------


(1) For the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

                                       15

INDEPENDENCE ONE SMALL CAP FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                    PERIOD ENDED
                                                      APRIL 30,
                                                      1999 (1)
--------------------------------------------------  -------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $10.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
  Net operating loss                                     (0.01)
--------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                            (0.59)(2)
--------------------------------------------------
                                                        ------
  Total from investment operations                       (0.60)
--------------------------------------------------      ------
LESS DISTRIBUTIONS
--------------------------------------------------
  Distributions from net investment income                0.00**
--------------------------------------------------
  Distributions from net realized gain on
  investments                                             0.00**
                                                        ------
--------------------------------------------------
  Total distributions                                     0.00**
--------------------------------------------------      ------
NET ASSET VALUE, END OF PERIOD                           $9.40
--------------------------------------------------      ------
TOTAL RETURN (3)                                         (5.94%)
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
  Expenses (4)                                            1.69%*
--------------------------------------------------
  Net operating loss (4)                                 (0.51%)*
--------------------------------------------------
  Expenses (after waivers/reimbursements)                 1.27%*
--------------------------------------------------
  Net operating loss (after
  waivers/reimbursements)                                (0.09%)*
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
  Net assets, end of period (000 omitted)                 $29,587
--------------------------------------------------
  Portfolio turnover                                        36%
--------------------------------------------------


 *   Computed on an annualized basis.

 **  Amount represents less than $0.01 per share

(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(3) Based on net asset value.

(4) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.

(See Notes which are an integral part of the Financial Statements)

                                       16

INDEPENDENCE ONE SMALL CAP FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999
----------------------------------------------------------------------------
1. ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Independence One Small Cap Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The investment objective of the Fund is total return. The Fund will pursue this objective by attempting to provide investment results that correspond to or exceed the aggregate price and dividend performance of the Standard & Poor's SmallCap 600 Index (the "S&P SmallCap 600") by investing primarily in a representative sample of the common stocks comprising the S&P SmallCap 600. The Fund is neither affiliated with nor sponsored by Standard & Poor's.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment gains and losses are determined on the identified cost basis.

    REPURCHASE AGREEMENTS--It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

    The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparts to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                       17

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

    Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for net operating losses. The following reclassification has been made to the financial statements.



            INCREASE (DECREASE)
-------------------------------------------
    ACCUMULATED
   NET REALIZED           UNDISTRIBUTED
GAIN ON INVESTMENTS   NET INVESTMENT INCOME
-------------------   ---------------------

      (25,528)                25,528


    Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

    OTHER--Investment transactions are accounted for on the trade date.

3. SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:



                                  PERIOD ENDED
                               APRIL 30, 1999 (1)
                                                            ------------------

Shares sold                                                      3,383,646
--------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                             1,257
--------------------------------------------------
Shares redeemed                                                   (237,198)
--------------------------------------------------                --------
    Net change resulting from share transactions                 3,147,705
--------------------------------------------------                --------


(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

                                       18

INDEPENDENCE ONE SMALL CAP FUND
--------------------------------------------------------------------------------

4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    Under the terms of a sub-advisory agreement between the Adviser and Sosnoff Sheridan Corporation, Sosnoff Sheridan Corporation receives an annual fee from the Adviser equal to 0.05% of the average daily net value of the Fund's equity securities. Sosnoff Sheridan Corporation may voluntarily choose to reduce its compensation.

    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee received during any fiscal year shall be at least $50,000 for each portfolio of the Trust. FAS may voluntarily choose to waive a portion of its fee.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

    PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows:



Purchases                                           $32,447,285
--------------------------------------------------  -----------
Sales                                               $ 5,900,470
--------------------------------------------------  -----------


6. YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                       19

INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------
The Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL FUNDS:

We have audited the accompanying statement of assets and liabilities of Independence One Small Cap Fund, a portfolio of the Independence One Mutual Funds, including the portfolio of investments, as of April 30, 1999, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from June 22, 1998 (date of initial public investment) to April 30, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One Small Cap Fund as of April 30, 1999, the results of its operations, changes in its net assets, and its financial highlights for the period indicated above in conformity with generally accepted accounting principles.

                                          [KPMG LLP SIGNATURE]

Boston, Massachusetts
June 16, 1999

                                       20

TRUSTEES                       OFFICERS
------------------------------------------------------------

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Edward C. Gonzales
  PRESIDENT AND TREASURER
Jeffrey W. Sterling
  VICE PRESIDENT AND ASSISTANT TREASURER
C. Grant Anderson
  SECRETARY
Timothy S. Johnson
  ASSISTANT SECRETARY

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

                                       21

INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

SUB-ADVISER
Sosnoff Sheridan Corporation
440 South LaSalle Street
Suite 2301
Chicago, Illinois 60605

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P. O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, Massachusetts 02110

                                     [LOGO]

G01200-14 (6/99)

INDEPENDENCE ONE-REGISTERED TRADEMARK-
SMALL CAP FUND
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1999
--------------------------------------

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

[MICHIGAN NATIONAL BANK LOGO]




PRESIDENT'S MESSAGE
------------------------------------------------------------
Dear Investor:

I am pleased to present the first Annual Report of Independence One International Equity Fund. The report covers the period from September 25, 1998, when the fund began operations, through April 30, 1999. Inside, you'll find complete financial information for the fund--beginning with the portfolio manager's discussion, followed by a listing of fund holdings and the financial statements.

Independence One International Equity Fund gives you the opportunity to invest in dynamic companies beyond the United States--companies that feed a growing worldwide appetite for products and services.* The stocks of these companies are listed on recognized stock exchanges in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, Malaysia, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Switzerland, and the United Kingdom.

From September 25, 1998 (date of initial public investment) to April 30, 1999, the fund produced a strong total return of 29.42% through a net asset increase of $2.75, capital gains totaling $0.16 per share and dividend income totaling $0.02 per share.** Fund assets totaled $15.6 million as of April 30, 1999.

Thank you for selecting Independence One International Equity Fund to complement your U.S. stock holdings and pursue your long-term goals. We look forward to updating you about the progress of your fund.

Sincerely,

[EDWARD C. GONZALES SIGNATURE]

Edward C. Gonzales
President
June 16, 1999

 *FOREIGN INVESTING INVOLVES SPECIAL RISKS INCLUDING CURRENCY RISK, INCREASED
  VOLATILITY OF FOREIGN SECURITIES, AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS.

**PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE
  RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                       1

INVESTMENT REVIEW
------------------------------------------------------------

Q
     What is your view of the international marketplace, which, as measured by the Morgan Stanley Capital International Europe, Australia, and Far East Index ("MSCI-EAFE")* recorded moderately positive performance for the year?

A
     International equity markets have put in a mixed performance over the last year. European markets performed exceptionally well early as investors focused on the growing prospects for economic recovery--aided by the German
Bundesbank lowering interest rates--and the promise of an acceleration in corporate restructuring to improve competitiveness and shareholder value in a number of European companies.

In contrast, Asian and Japanese equity markets continued to fall sharply--reflecting, in the case of Asia, the fall-out from the currency crisis of 1997 and subsequent loss of investor confidence. In the case of Japan, a deepening recession, more tangible evidence of growing deflation and policy paralysis by the government all pushed the Nikkei lower.

These trends reversed themselves in the latter half of the year with both the Asian and Japanese markets benefiting from the move by the U.S. Federal Reserve Board to cut interest rates. Europe, in contrast, did not perform as well, with the new European Central Bank (ECB) initially reluctant to lower interest rates further and European recovery showing signs of stalling.

Q
     What was the total return of Independence One International Equity Fund for the six-month period ended April 30, 1999 compared to the MSCI-EAFE?

A
     The Independence One International Equity Fund posted a total return of 14.23% for the six-month period ended April 30, 1999. During the same period the MSCI-EAFE posted a total return of 14.46%.

 *MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALIA, AND FAR EAST INDEX IS
  AN UNMANAGED MARKET CAPITALIZATION WEIGHTED FOREIGN SECURITIES INDEX, WHICH IS WIDELY USED TO MEASURE THE PERFORMANCE OF EUROPEAN, AUSTRALIAN, NEW ZEALAND AND FAR EASTERN STOCK MARKETS. THE INDEX COVERS APPROXIMATELY 1,020 COMPANIES DRAWN FROM 18 COUNTRIES IN THE ABOVE REGIONS. THE MSCI-EAFE IS MONITORED BY CAPITAL INTERNATIONAL, S.A., GENEVA, SWITZERLAND. INVESTMENTS CANNOT BE MADE IN AN INDEX.

**PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE
  RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                                       2

Q
     What were the fund's country weightings at the end of the reporting period?

A



                     COUNTRY                        WEIGHTINGS
--------------------------------------------------  ----------

    United Kingdom                                    18.1%
    Japan                                             17.9%
    Germany                                           11.8%
    France                                             7.7%
    Netherlands                                        7.3%
    Switzerland                                        7.2%
    Italy                                              5.9%
    Spain                                              3.5%
    Sweden                                             2.9%
    Hong Kong                                          2.3%
    Australia                                          2.0%
    Belgium                                            1.6%
    Singapore                                          1.4%
    New Zealand                                        0.0%


Q
     As we reach mid year, what regions offer the most potential for the rest of 1999?

A
     European markets, in particular, look well placed for the remainder of 1999. The growth outlook is improving in France and the United Kingdom, while the peripheral economies such as Ireland, the Netherlands and Finland continue to experience above trend growth, with low inflation.

The Asian economies are clearly recovering. In March, Indonesia recorded its first quarter of positive growth since 1997, while in Korea the economy showed annual growth in excess of 4.5%. Driving the recovery has been the sharp fall in interest rates across the region as inflation fell and the exchange rates stabilized. Indeed, most countries in the region should record positive growth this year--with Korea, China, and Taiwan projected to record the strongest growth.

The immediate outlook for international equity markets--similar to that of the U.S. equity market-- appears to be dependent upon the outlook for U.S. interest rate policy. Given the strong correlation that exists between equity markets, a setback in U.S. equities will inevitably flow into international markets. Nevertheless, any setback should be of a temporary nature for the international markets.

                                       3

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
------------------------------------------------------------
    GROWTH OF $10,000 INVESTED IN INDEPENDENCE ONE INTERNATIONAL EQUITY FUND

    The graph below illustrates the hypothetical investment of $10,000* in the Independence One International Equity Fund (the "Fund") from September 25, 1998 (start of performance) to April 30, 1999, compared to the Morgan Stanley Capital International EAFE Index.+

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC



             FUND     MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

9/25/98       10,000                                            10,000
4/30/99       12,942                                            12,730

  (GRAPHIC REPRESENTATION OMITTED.  PLEASE SEE APPENDIX 6.)

        AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED APRIL 30, 1999
Start of Performance (9/25/98) .......................................... 29.42%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

*The Fund's performance assumes the reinvestment of all dividends and distributions. The Morgan Stanley Capital International EAFE Index has been adjusted to reflect reinvestment of dividends on securities in the index.

+The Morgan Stanley Capital International EAFE Index is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

                                       4

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
APRIL 30, 1999
----------------------------------------------------------------------------



SHARES                                               VALUE
------  ----------------------------------------  -----------

COMMON STOCKS--75.1%
------------------------------------------------
AUSTRALIA--1.9%
------------------------------------------------
        BANKING--0.4%
        ----------------------------------------
        Australia & New Zealand Banking Group,
2,000   Melbourne                                 $    15,842
        ----------------------------------------
1,393   Commonwealth Bank of Australia                 25,364
        ----------------------------------------
  600   St. George Bank Ltd.                            4,427
        ----------------------------------------
2,700   Westpac Banking Corp. Ltd., Sydney             20,612
        ----------------------------------------  -----------
          Total                                        66,245
        ----------------------------------------  -----------
        BROADCASTING & PUBLISHING--0.1%
        ----------------------------------------
1,001   News Corp. Ltd.                                 8,389
        ----------------------------------------
2,400   PMP Communications Ltd.                         5,400
        ----------------------------------------
  400   Publishing and Broadcasting Ltd.                2,689
        ----------------------------------------
  900   Seven Network Ltd.                              3,028
        ----------------------------------------
1,900   Ten Network Holdings Ltd.                       3,118
        ----------------------------------------  -----------
          Total                                        22,624
        ----------------------------------------  -----------
        BUILDING MATERIALS & COMPONENTS--0.1%
        ----------------------------------------
3,155   Boral Ltd.                                      5,157
        ----------------------------------------
1,000   Pioneer International Ltd.                      2,442
        ----------------------------------------  -----------
          Total                                         7,599
        ----------------------------------------  -----------
        BUSINESS & PUBLIC SERVICES--0.1%
        ----------------------------------------
    6   Transurban City Link Ltd.                       7,921
        ----------------------------------------  -----------
        CHEMICALS--0.0%
        ----------------------------------------
  700   Orica Ltd.                                      4,075
        ----------------------------------------  -----------
        CONSTRUCTION & HOUSING--0.1%
        ----------------------------------------
2,100   Leighton Holdings Ltd.                          7,921
        ----------------------------------------  -----------
        ENERGY MINERALS--0.0%
        ----------------------------------------
3,000   Oregon Minerals Ltd.                            3,653
        ----------------------------------------  -----------
        ENERGY SOURCES--0.2%
        ----------------------------------------
1,700   Broken Hill Proprietary Co. Ltd.               19,219
        ----------------------------------------


                                       5

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
AUSTRALIA--CONTINUED

------------------------------------------------
        ENERGY SOURCES--CONTINUED
        ----------------------------------------
1,200   Futuris Corp. Ltd.                        $     1,739
        ----------------------------------------
2,000   Novus Petroleum Ltd.                            2,290
        ----------------------------------------  -----------
          Total                                        23,248
        ----------------------------------------  -----------
        ENTERTAINMENT--0.0%
        ----------------------------------------
  300   Hoyts Cinemas Group                               417
        ----------------------------------------  -----------
        FINANCIAL SERVICES--0.1%
        ----------------------------------------
1,013   Colonial Ltd.                                   3,814
        ----------------------------------------
1,000   Suncorp-Metway Ltd.                             6,088
        ----------------------------------------  -----------
          Total                                         9,902
        ----------------------------------------  -----------
        GOLD MINES--0.0%
        ----------------------------------------
2,000   Acacia Resources, Ltd.                          2,779
        ----------------------------------------
4,892   Normandy Mining Ltd.                            4,241
        ----------------------------------------  -----------
          Total                                         7,020
        ----------------------------------------  -----------
        INDUSTRIAL COMPONENTS--0.0%
        ----------------------------------------
  611   Pacifica Group Ltd.                             2,345
        ----------------------------------------  -----------
        INSURANCE--0.1%
        ----------------------------------------
  600   (1) AMP Ltd.                                    7,008
        ----------------------------------------
3,600   Reinsurance Australia Corp.                     3,550
        ----------------------------------------  -----------
          Total                                        10,558
        ----------------------------------------  -----------
        LEISURE & TOURISM--0.1%
        ----------------------------------------
1,500   Aristocrat Leisure Ltd.                         9,609
        ----------------------------------------
9,000   Burswood Ltd.                                   6,611
        ----------------------------------------  -----------
          Total                                        16,220
        ----------------------------------------  -----------
        MERCHANDISING--0.1%
        ----------------------------------------
2,329   Woolworth's Ltd.                                7,398
        ----------------------------------------  -----------
        METALS - NON FERROUS--0.1%
        ----------------------------------------
2,000   North Ltd.                                      4,235
        ----------------------------------------
  400   Rio Tinto PLC (Australia)                       6,737
        ----------------------------------------


                                       6

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
AUSTRALIA--CONTINUED

------------------------------------------------
        METALS - NON FERROUS--CONTINUED
        ----------------------------------------
2,300   WMC Ltd.                                  $     9,939
        ----------------------------------------  -----------
          Total                                        20,911
        ----------------------------------------  -----------
        MISCELLANEOUS MATERIALS &
          COMMODITIES--0.0%
        ----------------------------------------
1,100   Westralian Sands Ltd.                           2,460
        ----------------------------------------  -----------
        MULTI-INDUSTRY--0.0%
        ----------------------------------------
  406   Smith(Howard)                                   3,403
        ----------------------------------------  -----------
        OIL--0.0%
        ----------------------------------------
5,000   Oil Search Ltd.                                 6,518
        ----------------------------------------  -----------
        REAL ESTATE--0.1%
        ----------------------------------------
5,000   Australian Growth Properties Ltd.               2,051
        ----------------------------------------
4,033   Gen Property Trust                              7,190
        ----------------------------------------
  304   Lend Lease Corp., Ltd.                          4,098
        ----------------------------------------
1,600   Schroders Property Fund                         2,615
        ----------------------------------------
1,400   Westpac Property Trust                          1,455
        ----------------------------------------  -----------
          Total                                        17,409
        ----------------------------------------  -----------
        TELECOMMUNICATIONS--0.2%
        ----------------------------------------
3,600   (1) Cable & Wireless Optus Ltd.                 8,100
        ----------------------------------------
5,000   Telstra Corp. Ltd.                             27,132
        ----------------------------------------  -----------
          Total                                        35,232
        ----------------------------------------  -----------
        TRANSPORTATION - AIRLINES--0.1%
        ----------------------------------------
4,073   Qantas Airways                                 11,186
        ----------------------------------------  -----------
        TRANSPORTATION - MARINE--0.0%
        ----------------------------------------
1,024   Adsteam Marine Ltd.                             1,931
        ----------------------------------------  -----------
          TOTAL AUSTRALIA (IDENTIFIED COST
            $252,866)                                 296,196
        ----------------------------------------  -----------
FRANCE--7.7%
------------------------------------------------
        AUTOMOBILE--0.2%
        ----------------------------------------
  240   Peugeot SA                                     39,805
        ----------------------------------------  -----------
        BANKING--0.9%
        ----------------------------------------
  870   Banque Nationale de Paris                      72,101
        ----------------------------------------


                                       7

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
FRANCE--CONTINUED

------------------------------------------------
        BANKING--CONTINUED
        ----------------------------------------
  300   Compagnie Financiere de Paribas, Class A  $    31,882
        ----------------------------------------
  180   Societe Generale, Paris                        32,212
        ----------------------------------------  -----------
          Total                                       136,195
        ----------------------------------------  -----------
        BEVERAGE & TOBACCO--0.3%
        ----------------------------------------
  650   Pernod-Ricard                                  43,843
        ----------------------------------------  -----------
        BUILDING MATERIALS & COMPONENTS--0.1%
        ----------------------------------------
   80   Compagnie de St. Gobain                        13,733
        ----------------------------------------
   65   Lafarge SA                                      6,317
        ----------------------------------------  -----------
          Total                                        20,050
        ----------------------------------------  -----------
        BUSINESS & PUBLIC SERVICES--0.7%
        ----------------------------------------
  400   Cap Gemini SA                                  61,144
        ----------------------------------------
  260   Suez Lyonnaise des Eaux                        44,221
        ----------------------------------------  -----------
          Total                                       105,365
        ----------------------------------------  -----------
        CHEMICALS--0.1%
        ----------------------------------------
  150   L'Air Liquide                                  23,135
        ----------------------------------------  -----------
        ELECTRICAL & ELECTRONICS--0.4%
        ----------------------------------------
  150   Alcatel                                        18,413
        ----------------------------------------
  720   Schneider SA                                   46,968
        ----------------------------------------  -----------
          Total                                        65,381
        ----------------------------------------  -----------
        ENERGY SOURCES--0.9%
        ----------------------------------------
  500   Elf Aquitaine SA                               77,645
        ----------------------------------------
  430   Total SA                                       58,871
        ----------------------------------------  -----------
          Total                                       136,516
        ----------------------------------------  -----------
        FOOD & HOUSEHOLD PRODUCTS--0.1%
        ----------------------------------------
   40   Groupe Danone                                  10,691
        ----------------------------------------  -----------
        HEALTH & PERSONAL CARE--0.7%
        ----------------------------------------
  100   L'Oreal                                        64,018
        ----------------------------------------
  500   Rhone-Poulenc SA                               23,769
        ----------------------------------------


                                       8

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
FRANCE--CONTINUED

------------------------------------------------
        HEALTH & PERSONAL CARE--CONTINUED
        ----------------------------------------
  100   Sanofi SA                                 $    15,666
        ----------------------------------------  -----------
          Total                                       103,453
        ----------------------------------------  -----------
        INDUSTRIAL COMPONENTS--0.2%
        ----------------------------------------
  800   Michelin, Class B                              36,298
        ----------------------------------------  -----------
        INSURANCE--0.5%
        ----------------------------------------
  570   Axa                                            73,582
        ----------------------------------------  -----------
        LEISURE & TOURISM--0.3%
        ----------------------------------------
  170   Accor SA                                       44,807
        ----------------------------------------  -----------
        MERCHANDISING--0.5%
        ----------------------------------------
   55   Carrefour SA                                   43,577
        ----------------------------------------
  200   Pinault-Printemps-Redoute SA                   33,171
        ----------------------------------------  -----------
          Total                                        76,748
        ----------------------------------------  -----------
        METALS - STEEL--0.2%
        ----------------------------------------
2,000   Usinor SA                                      30,931
        ----------------------------------------  -----------
        RECREATION, OTHER CONSUMER GOODS--0.1%
        ----------------------------------------
   50   LVMH (Moet-Hennessy)                           13,406
        ----------------------------------------  -----------
        TELECOMMUNICATIONS--0.9%
        ----------------------------------------
1,850   France Telecommunications                     149,409
        ----------------------------------------  -----------
        UTILITIES - ELECTRICAL & GAS--0.6%
        ----------------------------------------
  550   Primagaz Cie                                   44,158
        ----------------------------------------
  230   Vivendi                                        53,721
        ----------------------------------------  -----------
          Total                                        97,879
        ----------------------------------------  -----------
          TOTAL FRANCE (IDENTIFIED COST
            $1,177,081)                             1,207,494
        ----------------------------------------  -----------
GERMANY--11.3%
------------------------------------------------
        AUTOMOBILE--1.8%
        ----------------------------------------
2,450   DaimlerChrysler AG                            241,865
        ----------------------------------------
  620   Volkswagen AG                                  43,948
        ----------------------------------------  -----------
          Total                                       285,813
        ----------------------------------------  -----------


                                       9

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
GERMANY--CONTINUED

------------------------------------------------
        BANKING--0.9%
        ----------------------------------------
1,200   Deutsche Bank, AG                         $    69,722
        ----------------------------------------
  700   Dresdner Bank AG, Frankfurt                    30,171
        ----------------------------------------
  600   HypoVereinsbank AG, Munich                     39,108
        ----------------------------------------  -----------
          Total                                       139,001
        ----------------------------------------  -----------
        BUILDING MATERIALS & COMPONENTS--0.4%
        ----------------------------------------
1,000   Heidelberger Zement AG                         67,715
        ----------------------------------------  -----------
        CHEMICALS--0.6%
        ----------------------------------------
1,000   BASF AG                                        43,788
        ----------------------------------------
1,300   Bayer AG                                       55,207
        ----------------------------------------  -----------
          Total                                        98,995
        ----------------------------------------  -----------
        CONSTRUCTION & HOUSING--0.4%
        ----------------------------------------
1,800   Hochtief AG                                    69,405
        ----------------------------------------  -----------
        ELECTRICAL & ELECTRONICS--0.6%
        ----------------------------------------
1,160   Siemens AG                                     85,780
        ----------------------------------------  -----------
        HEALTH & PERSONAL CARE--0.4%
        ----------------------------------------
1,800   Merck KGAA                                     60,849
        ----------------------------------------  -----------
        INDUSTRIAL COMPONENTS--0.3%
        ----------------------------------------
2,000   Continental AG                                 49,651
        ----------------------------------------  -----------
        INSURANCE--2.2%
        ----------------------------------------
  830   Allianz AG Holding                            264,359
        ----------------------------------------
        Muenchener
  400   Rueckversicherungs-Gesellschaft AG             80,286
        ----------------------------------------  -----------
          Total                                       344,645
        ----------------------------------------  -----------
        MACHINERY & ENGINEERING--0.1%
        ----------------------------------------
   15   Linde AG                                        9,270
        ----------------------------------------  -----------
        MERCHANDISING--0.3%
        ----------------------------------------
  600   Metro AG                                       43,355
        ----------------------------------------  -----------
        METALS - STEEL--0.1%
        ----------------------------------------
1,000   (1) Thyssen Krupp AG                           21,867
        ----------------------------------------  -----------


                                       10

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
GERMANY--CONTINUED

------------------------------------------------
        TELECOMMUNICATIONS--2.2%
        ----------------------------------------
5,600   Deutsche Telekom AG                       $   220,661
        ----------------------------------------
  970   Mannesmann AG                                 127,679
        ----------------------------------------  -----------
          Total                                       348,340
        ----------------------------------------  -----------
        TRANSPORTATION - AIRLINES--0.2%
        ----------------------------------------
1,000   Deutsche Lufthansa AG                          23,135
        ----------------------------------------  -----------
        UTILITIES - ELECTRICAL & GAS--0.8%
        ----------------------------------------
1,140   RWE AG                                         52,146
        ----------------------------------------
  850   Veba AG                                        46,603
        ----------------------------------------
   40   Viag AG                                        20,325
        ----------------------------------------  -----------
          Total                                       119,074
        ----------------------------------------  -----------
          TOTAL GERMANY (IDENTIFIED COST
            $1,746,515)                             1,766,895
        ----------------------------------------  -----------
HONG KONG--2.3%
------------------------------------------------
        BANKING--0.5%
        ----------------------------------------
2,000   HSBC Holdings PLC (Hong Kong)                  74,313
        ----------------------------------------  -----------
        MULTI-INDUSTRY--0.6%
        ----------------------------------------
15,000  Citic Pacific Ltd.                             40,640
        ----------------------------------------
5,000   Hutchison Whampoa                              44,833
        ----------------------------------------  -----------
          Total                                        85,473
        ----------------------------------------  -----------
        REAL ESTATE--0.3%
        ----------------------------------------
5,000   Sun Hung Kai Properties                        43,865
        ----------------------------------------  -----------
        TELECOMMUNICATIONS--0.3%
        ----------------------------------------
22,000  (1) China Telecom (Hong Kong) Ltd.             50,239
        ----------------------------------------  -----------
        UTILITIES - ELECTRICAL & GAS--0.6%
        ----------------------------------------
6,000   Cheung Kong                                    54,574
        ----------------------------------------
30,800  Hong Kong and China Gas Co. Ltd.               43,313
        ----------------------------------------  -----------
          Total                                        97,887
        ----------------------------------------  -----------
          TOTAL HONG KONG (IDENTIFIED COST
            $260,937)                                 351,777
        ----------------------------------------  -----------


                                       11

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
JAPAN--17.9%

------------------------------------------------
        APPLIANCES & HOUSEHOLD DURABLES--1.2%
        ----------------------------------------
2,000   Sony Corp.                                $   186,736
        ----------------------------------------  -----------
        AUTOMOBILE--0.7%
        ----------------------------------------
4,000   Toyota Motor Credit Corp.                     113,549
        ----------------------------------------  -----------
        BANKING--1.4%
        ----------------------------------------
15,000  Bank of Tokyo-Mitsubishi Ltd.                 221,320
        ----------------------------------------  -----------
        BUSINESS & PUBLIC SERVICES--1.2%
        ----------------------------------------
2,000   Secom Co.                                     195,277
        ----------------------------------------  -----------
        CHEMICALS--0.9%
        ----------------------------------------
25,000  Asahi Chemical Industry Co. Ltd.              145,495
        ----------------------------------------  -----------
        ELECTRICAL & ELECTRONICS--0.9%
        ----------------------------------------
12,000  NEC Corp.                                     143,293
        ----------------------------------------  -----------
        FOOD & HOUSEHOLD PRODUCTS--1.8%
        ----------------------------------------
5,000   Kao Corp.                                     126,863
        ----------------------------------------
3,000   Nissin Food Products                           65,818
        ----------------------------------------
10,000  Yakult Honsha Co.                              93,619
        ----------------------------------------  -----------
          Total                                       286,300
        ----------------------------------------  -----------
        HEALTH & PERSONAL CARE--1.6%
        ----------------------------------------
6,000   Sankyo Co. Ltd.                               125,858
        ----------------------------------------
3,000   Takeda Chemical Industries                    130,380
        ----------------------------------------  -----------
          Total                                       256,238
        ----------------------------------------  -----------
        INDUSTRIAL COMPONENTS--2.3%
        ----------------------------------------
5,000   Bridgestone Corp.                             133,981
        ----------------------------------------
10,000  Minebea Co.                                    96,717
        ----------------------------------------
10,000  Sumitomo Electric Industries                  121,002
        ----------------------------------------  -----------
          Total                                       351,700
        ----------------------------------------  -----------
        REAL ESTATE--0.7%
        ----------------------------------------
10,000  Mitsubishi Estate Co. Ltd.                    102,244
        ----------------------------------------  -----------
        TELECOMMUNICATIONS--2.9%
        ----------------------------------------
    3   NTT Mobile Communication Network, Inc.        175,850
        ----------------------------------------


                                       12

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
JAPAN--CONTINUED

------------------------------------------------
        TELECOMMUNICATIONS--CONTINUED
        ----------------------------------------
   25   Nippon Telegraph & Telephone Corp.        $   272,149
        ----------------------------------------  -----------
          Total                                       447,999
        ----------------------------------------  -----------
        TRANSPORTATION - ROAD & RAIL--1.5%
        ----------------------------------------
   20   East Japan Railway Co.                        118,071
        ----------------------------------------
17,000  Nippon Express Co. Ltd.                       111,037
        ----------------------------------------  -----------
          Total                                       229,108
        ----------------------------------------  -----------
        UTILITIES - ELECTRICAL & GAS--0.8%
        ----------------------------------------
6,000   Tokyo Electric Power Co.                      128,119
        ----------------------------------------  -----------
          TOTAL JAPAN (IDENTIFIED COST
            $2,330,380)                             2,807,378
        ----------------------------------------  -----------
NETHERLANDS--7.3%
------------------------------------------------
        APPLIANCES & HOUSEHOLD DURABLES--0.5%
        ----------------------------------------
  900   Philips Electronics NV                         77,487
        ----------------------------------------  -----------
        BANKING--0.5%
        ----------------------------------------
3,500   ABN-AMRO Holdings NV                           83,376
        ----------------------------------------  -----------
        BEVERAGE & TOBACCO--0.3%
        ----------------------------------------
  800   Heineken NV                                    40,143
        ----------------------------------------  -----------
        BROADCASTING & PUBLISHING--0.4%
        ----------------------------------------
1,500   Elsevier NV                                    22,422
        ----------------------------------------
  800   Wolters Kluwer NV                              34,819
        ----------------------------------------  -----------
          Total                                        57,241
        ----------------------------------------  -----------
        CHEMICALS--0.2%
        ----------------------------------------
  500   Akzo Nobel NV                                  22,581
        ----------------------------------------  -----------
        ENERGY SOURCES--2.1%
        ----------------------------------------
5,700   Royal Dutch Petroleum Co.                     331,784
        ----------------------------------------  -----------
        FINANCIAL SERVICES--0.9%
        ----------------------------------------
2,400   ING Groep, NV                                 147,812
        ----------------------------------------  -----------
        FOOD & HOUSEHOLD PRODUCTS--0.8%
        ----------------------------------------
1,800   Unilever NV                                   123,219
        ----------------------------------------  -----------


                                       13

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
NETHERLANDS--CONTINUED

------------------------------------------------
        INSURANCE--0.9%
        ----------------------------------------
1,500   AEGON NV                                  $   143,803
        ----------------------------------------  -----------
        MERCHANDISING--0.3%
        ----------------------------------------
1,400   Ahold NV                                       51,985
        ----------------------------------------  -----------
        TELECOMMUNICATIONS--0.3%
        ----------------------------------------
1,000   KPN NV                                         41,728
        ----------------------------------------  -----------
        TRANSPORTATION - AIRLINES--0.1%
        ----------------------------------------
  250   KLM NV                                          7,580
        ----------------------------------------  -----------
        WHOLESALE & INTERNATIONAL TRADE--0.0%
        ----------------------------------------
  200   Hagemeyer NV                                    6,761
        ----------------------------------------  -----------
          TOTAL NETHERLANDS (IDENTIFIED COST
            $1,124,115)                             1,135,500
        ----------------------------------------  -----------
NEW ZEALAND--0.0%
------------------------------------------------
        BEVERAGE & TOBACCO--0.0%
        ----------------------------------------
1,300   Lion Nathan Ltd.                                3,264
        ----------------------------------------  -----------
        TELECOMMUNICATIONS--0.0%
        ----------------------------------------
  800   Telecom Corp. of New Zealand                    4,161
        ----------------------------------------  -----------
          TOTAL NEW ZEALAND (IDENTIFIED COST
            $5,796)                                     7,425
        ----------------------------------------  -----------
SINGAPORE--1.4%
------------------------------------------------
        BANKING--0.5%
        ----------------------------------------
8,000   Oversea-Chinese Banking Corp. Ltd.             74,987
        ----------------------------------------  -----------
        BEVERAGE & TOBACCO--0.0%
        ----------------------------------------
1,000   Fraser and Neave Ltd.                           4,421
        ----------------------------------------  -----------
        ELECTRONIC COMPONENTS, INSTRUMENTS--0.2%
        ----------------------------------------
7,000   Venture Manufacturing (Singapore) Ltd.         38,378
        ----------------------------------------  -----------
        REAL ESTATE--0.5%
        ----------------------------------------
11,000  City Developments Ltd.                         73,277
        ----------------------------------------  -----------
        TELECOMMUNICATIONS--0.2%
        ----------------------------------------
15,000  Singapore Telecom                              27,766
        ----------------------------------------  -----------
          TOTAL SINGAPORE (IDENTIFIED COST
            $143,427)                                 218,829
        ----------------------------------------  -----------


                                       14

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
SWITZERLAND--7.2%

------------------------------------------------
        BANKING--1.8%
        ----------------------------------------
  460   Credit Suisse Group                       $    91,204
        ----------------------------------------
  550   UBS AG                                        186,734
        ----------------------------------------  -----------
          Total                                       277,938
        ----------------------------------------  -----------
        BUSINESS & PUBLIC SERVICES--0.2%
        ----------------------------------------
   70   Adecco SA                                      35,282
        ----------------------------------------  -----------
        ELECTRICAL & ELECTRONICS--0.1%
        ----------------------------------------
    5   ABB AG                                          7,292
        ----------------------------------------  -----------
        FOOD & HOUSEHOLD PRODUCTS--0.9%
        ----------------------------------------
   80   Nestle SA                                     148,024
        ----------------------------------------  -----------
        HEALTH & PERSONAL CARE--3.1%
        ----------------------------------------
  155   Novartis AG                                   226,653
        ----------------------------------------
   22   Roche Holding AG                              258,688
        ----------------------------------------  -----------
          Total                                       485,341
        ----------------------------------------  -----------
        INSURANCE--1.1%
        ----------------------------------------
        Schweizerische Rueckversicherungs -
   45   Gesellschaft                                   98,453
        ----------------------------------------
  120   Zurich Allied AG                               77,315
        ----------------------------------------  -----------
          Total                                       175,768
        ----------------------------------------  -----------
          TOTAL SWITZERLAND (IDENTIFIED COST
            $1,140,759)                             1,129,645
        ----------------------------------------  -----------
UNITED KINGDOM--18.1%
------------------------------------------------
        BANKING--3.1%
        ----------------------------------------
2,800   Abbey National Bank PLC, London                63,061
        ----------------------------------------
2,300   Barclays PLC                                   73,186
        ----------------------------------------
4,000   HSBC Holdings PLC                             152,826
        ----------------------------------------
10,300  Lloyds TSB Group PLC                          166,027
        ----------------------------------------
1,000   Royal Bank of Scotland PLC, Edinburgh          23,616
        ----------------------------------------  -----------
          Total                                       478,716
        ----------------------------------------  -----------
        BEVERAGE & TOBACCO--0.4%
        ----------------------------------------
5,800   Diageo PLC                                     66,806
        ----------------------------------------  -----------
        BROADCASTING & PUBLISHING--0.3%
        ----------------------------------------
6,000   Reed International PLC                         54,583
        ----------------------------------------  -----------


                                       15

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
UNITED KINGDOM--CONTINUED

------------------------------------------------
        BUILDING MATERIALS & COMPONENTS--1.1%
        ----------------------------------------
14,000  Blue Circle Industries                    $    90,763
        ----------------------------------------
10,000  Wolseley PLC                                   89,564
        ----------------------------------------  -----------
          Total                                       180,327
        ----------------------------------------  -----------
        BUSINESS & PUBLIC SERVICES--0.7%
        ----------------------------------------
5,500   Rentokil Initial PLC                           32,273
        ----------------------------------------
3,000   Reuters Group PLC                              40,660
        ----------------------------------------
5,300   Williams PLC                                   36,662
        ----------------------------------------  -----------
          Total                                       109,595
        ----------------------------------------  -----------
        CHEMICALS--0.3%
        ----------------------------------------
2,700   Boc Group PLC                                  42,653
        ----------------------------------------  -----------
        ELECTRONIC COMPONENTS, INSTRUMENTS--0.2%
        ----------------------------------------
6,500   Invensys PLC                                   33,043
        ----------------------------------------  -----------
        ENERGY SOURCES--2.0%
        ----------------------------------------
16,200  BP Amoco PLC                                  307,519
        ----------------------------------------  -----------
        FOOD & HOUSEHOLD PRODUCTS--0.4%
        ----------------------------------------
6,000   Associated British Foods PLC                   43,338
        ----------------------------------------
2,500   Unilever PLC                                   22,220
        ----------------------------------------  -----------
          Total                                        65,558
        ----------------------------------------  -----------
        HEALTH & PERSONAL CARE--2.3%
        ----------------------------------------
1,600   AstraZeneca Group PLC                          62,701
        ----------------------------------------
5,100   Glaxo Wellcome PLC                            151,124
        ----------------------------------------
10,700  Smithkline Beecham Corp.                      141,492
        ----------------------------------------  -----------
          Total                                       355,317
        ----------------------------------------  -----------
        INSURANCE--0.3%
        ----------------------------------------
2,600   Legal & General Group PLC                       7,414
        ----------------------------------------
1,000   Prudential Corp. PLC                           14,221
        ----------------------------------------
3,000   Royal & Sun Alliance Insurance Group PLC       25,940
        ----------------------------------------  -----------
          Total                                        47,575
        ----------------------------------------  -----------


                                       16

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


SHARES                                               VALUE
------  ----------------------------------------  -----------
UNITED KINGDOM--CONTINUED

------------------------------------------------
        LEISURE & TOURISM--1.4%
        ----------------------------------------
3,400   Bass PLC                                  $    53,383
        ----------------------------------------
17,500  Ladbroke Group PLC                             84,105
        ----------------------------------------
6,500   Scottish & Newcastle PLC                       81,038
        ----------------------------------------  -----------
          Total                                       218,526
        ----------------------------------------  -----------
        MACHINERY & ENGINEERING--0.2%
        ----------------------------------------
2,600   Smiths Industries                              40,153
        ----------------------------------------  -----------
        MERCHANDISING--1.9%
        ----------------------------------------
3,500   Boots Co. PLC                                  46,451
        ----------------------------------------
3,300   Great Universal Stores PLC                     37,904
        ----------------------------------------
5,000   Marks & Spencer PLC                            34,285
        ----------------------------------------
19,000  Safeway PLC                                    79,164
        ----------------------------------------
15,000  Sainsbury (J) PLC                              95,255
        ----------------------------------------  -----------
          Total                                       293,059
        ----------------------------------------  -----------
        METALS - NON FERROUS--0.7%
        ----------------------------------------
6,500   Rio Tinto PLC                                 113,454
        ----------------------------------------  -----------
        REAL ESTATE--0.5%
        ----------------------------------------
6,000   Land Securities                                78,714
        ----------------------------------------  -----------
        TELECOMMUNICATIONS--1.5%
        ----------------------------------------
6,600   British Telecommunication PLC                 110,209
        ----------------------------------------
1,800   Cable & Wireless Communications PLC            25,786
        ----------------------------------------
5,200   Vodafone Group PLC                             95,782
        ----------------------------------------  -----------
          Total                                       231,777
        ----------------------------------------  -----------
        UTILITIES - ELECTRICAL & GAS--0.8%
        ----------------------------------------
12,500  BG PLC                                         70,381
        ----------------------------------------
5,800   Scottish Power PLC                             47,772
        ----------------------------------------  -----------
          Total                                       118,153
        ----------------------------------------  -----------
          TOTAL UNITED KINGDOM (IDENTIFIED COST
            $2,827,951)                             2,835,528
        ----------------------------------------  -----------
          TOTAL COMMON STOCKS (IDENTIFIED COST
            $11,009,827)                           11,756,667
        ----------------------------------------  -----------


                                       17

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



SHARES                                                VALUE
-------  ----------------------------------------  -----------

PREFERRED STOCKS--0.6%
-------------------------------------------------
AUSTRALIA--0.1%
-------------------------------------------------
         BROADCASTING & PUBLISHING--0.1%
         ----------------------------------------
  2,708  News Corp. Ltd., Pfd.                     $    21,167
         ----------------------------------------  -----------
         LEISURE & TOURISM--0.0%
         ----------------------------------------
  2,200  Village Roadshow Ltd.                           3,712
         ----------------------------------------  -----------
           TOTAL AUSTRALIA (IDENTIFIED COST
             $19,128)                                   24,879
         ----------------------------------------  -----------
GERMANY--0.5%
-------------------------------------------------
         BUSINESS & PUBLIC SERVICES--0.5%
         ----------------------------------------
         Systeme, Anwendungen, Produkte in der
    190  Datevnerarbeitung                              71,254
         ----------------------------------------  -----------
           TOTAL GERMANY (IDENTIFIED COST
             $67,788)                                   71,254
         ----------------------------------------  -----------
           TOTAL PREFERRED STOCKS (IDENTIFIED
             COST $86,916)                              96,133
         ----------------------------------------  -----------
MUTUAL FUNDS--14.0%
-------------------------------------------------
 14,000  WEBS Belgium Index Fund, Inc.                 252,875
         ----------------------------------------
 36,300  WEBS Italy Index Fund, Inc.                   927,919
         ----------------------------------------
 20,000  WEBS Spain Index Fund, Inc.                   553,750
         ----------------------------------------
 22,000  WEBS Sweden Index Fund, Inc.                  455,125
         ----------------------------------------  -----------
           TOTAL MUTUAL FUNDS (IDENTIFIED COST
             $2,179,992)                             2,189,669
         ----------------------------------------  -----------




  PRINCIPAL    EXPIRATION     STRIKE
   AMOUNT      DATE        PRICE
-------------  ----------------------------------------

OPTION PURCHASED -- 0.0%
-------------------------------------------------------
               Japanese Yen Put (IDENTIFIED COST
JPY 1,814,016  $19,410)      6/10/1999      123.50             6,460
               ----------------------------------------  -----------
                 TOTAL INVESTMENTS (IDENTIFIED COST
                   $13,296,145)(2)                       $14,048,929
               ----------------------------------------  -----------


(1)  Non-income producing security.
(2) The cost of investments for federal tax purposes amounts to $13,296,298. The net unrealized appreciation of investments on a federal tax basis amounts to $752,631 which is comprised of $913,749 appreciation and $161,118 depreciation at April 30, 1999.
Note: The categories of investments are shown as a percentage of net assets ($15,645,940) at April 30, 1999.
The following acronyms are used throughout this portfolio:
JPY--Japanese Yen
PLC--Public Limited Company
SA--Support Agreement
WEBS--World Equity Benchmark Shares

                                       18

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

The following is the industry classification breakdown:



Appliance & Household Durables                        1.7%
Automobile                                            2.8%
Banking                                               9.9%
Beverage & Tobacco                                    1.0%
Broadcasting & Publishing                             1.0%
Building Materials & Components                       1.8%
Business & Public Services                            3.4%
Chemicals                                             2.2%
Construction & Housing                                0.5%
Electrical & Electronics                              1.9%
Electronic Components, Instruments                    0.5%
Energy Minerals                                       0.0%*
Energy Sources                                        5.1%
Entertainment                                         0.0%*
Financial Services                                    1.0%
Food & Household Products                             4.0%
Gold Mines                                            0.1%
Health & Personal Care                                8.1%
Industrial Components                                 2.8%
Insurance                                             5.1%
Leisure & Tourism                                     1.8%
Machinery & Engineering                               0.3%
Merchandising                                         3.0%
Metals - Non Ferrous                                  0.8%
Metals - Steel                                        0.3%
Miscellaneous Materials & Commodities                 0.0%*
Multi-Industry                                        0.6%
Oil                                                   0.0%*
Real Estate                                           2.0%
Recreation, Other Consumer Goods                      0.1%
Telecommunications                                    8.5%
Transportation - Airlines                             0.3%
Transportation - Road & Rail                          1.5%
Transportation - Marine                               0.0%*
Utilities - Electrical & Gas                          3.6%
Wholesale & International Trade                       0.0%*
Mutual Funds                                         14.0%


*    Amount is less than 0.1%

Note: The industry classifications are shown as a percentage of net assets ($15,645,940) at April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

                                       19

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999
----------------------------------------------------------------------------



ASSETS:
----------------------------------------------------
Total investments in securities, at value
  (identified cost $13,296,145 and tax cost
  $13,296,298)                                        $14,048,929
----------------------------------------------------
Cash denominated in foreign currencies (at
  identified cost $3,913,916) (1)                       3,754,376
----------------------------------------------------
Income receivable                                          14,878
----------------------------------------------------
Receivable for investments sold -- options                 50,307
----------------------------------------------------
Receivable for shares sold                                 83,500
----------------------------------------------------
Unrealized appreciation on foreign currency exchange
  contracts                                                60,581
----------------------------------------------------
Receivable for daily variation margin                   1,489,940
----------------------------------------------------  -----------
    Total assets                                       19,502,511
----------------------------------------------------
LIABILITIES:
----------------------------------------
Payable for investments purchased         $3,355,312
----------------------------------------
Unrealized depreciation on foreign
  currency exchange contracts                 66,510
----------------------------------------
Payable to Bank                              405,196
----------------------------------------
Accrued expenses                              29,553
----------------------------------------  ----------
    Total liabilities                                   3,856,571
----------------------------------------------------  -----------
Net Assets for 1,226,757 shares outstanding           $15,645,940
----------------------------------------------------  -----------
NET ASSETS CONSIST OF:
----------------------------------------------------
Paid in capital                                       $14,101,597
----------------------------------------------------
Net unrealized appreciation of investments,
  translation of assets and
  liabilities in foreign currency transactions and
  futures contracts                                       682,665
----------------------------------------------------
Accumulated net realized gain on investments,
  foreign currency transactions
  and futures contracts                                 1,237,206
----------------------------------------------------
Distributions in excess of net investment income         (375,528)
----------------------------------------------------  -----------
    Total Net Assets                                  $15,645,940
----------------------------------------------------  -----------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
  SHARE:
----------------------------------------------------
$15,645,940  DIVIDED BY 1,226,757 shares outstanding       $12.75
----------------------------------------------------  -----------


(1)  Serves as collateral for futures contracts.

(See Notes which are an integral part of the Financial Statements)

                                       20

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED APRIL 30, 1999 (1)
--------------------------------------------------------------------------------



INVESTMENT INCOME:
-------------------------------------------------------
Dividends (net of foreign taxes withheld of $2,144)      $   21,242
-------------------------------------------------------
Interest                                                     81,895
-------------------------------------------------------  ----------
     Total income                                           103,137
-------------------------------------------------------
EXPENSES:
---------------------------------------------
Investment advisory fee                        $ 63,745
---------------------------------------------
Administrative personnel and services fee        29,864
---------------------------------------------
Custodian fees                                    4,662
---------------------------------------------
Transfer and dividend disbursing agent fees
  and expenses                                   17,632
---------------------------------------------
Directors'/Trustees' fees                         3,096
---------------------------------------------
Auditing fees                                    14,000
---------------------------------------------
Legal fees                                        3,675
---------------------------------------------
Portfolio accounting fees                        32,337
---------------------------------------------
Share registration costs                         22,904
---------------------------------------------
Printing and postage                              4,130
---------------------------------------------
Insurance premiums                                  602
---------------------------------------------
Miscellaneous                                       531
---------------------------------------------  --------
     Total expenses                             197,178
---------------------------------------------
Waivers--
---------------------------------------------
    Waiver of investment advisory
     fee                             $(63,745)
-----------------------------------
    Waiver of administrative
     personnel and services fee       (29,864)
-----------------------------------
    Waiver of transfer and dividend
     disbursing agent fees and
     expenses                          (4,760)
-----------------------------------  --------
        Total waivers                           (98,369)
---------------------------------------------  --------
            Net expenses                                     98,809
-------------------------------------------------------  ----------
                Net investment income                         4,328
-------------------------------------------------------  ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY
  TRANSACTIONS AND FUTURES CONTRACTS:
-------------------------------------------------------
Net realized gain on investments, foreign currency
  transactions, futures contracts and options             1,027,037
-------------------------------------------------------
Net change in unrealized appreciation of investments
  and translation of assets and liabilities in foreign
  currency transactions and futures contracts               682,665
-------------------------------------------------------  ----------
     Net realized and unrealized gain on investments,
      foreign currency transactions and futures
      contracts                                           1,709,702
-------------------------------------------------------  ----------
        Change in net assets resulting from operations   $1,714,030
-------------------------------------------------------  ----------


(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

                                       21

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------



                                                    PERIOD ENDED
                                                      APRIL 30,
                                                      1999 (1)
--------------------------------------------------  -------------

INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------
OPERATIONS--
--------------------------------------------------
Net investment income                                $     4,328
--------------------------------------------------
Net realized gain on investments, foreign currency
transactions and futures contracts ($1,467,126, as
computed for federal tax purposes)                     1,027,037
--------------------------------------------------
Net change in unrealized appreciation of
investments and translation of assets and
liabilities in foreign currency and futures
contracts                                                682,665
--------------------------------------------------  -------------
    Change in net assets resulting from operations     1,714,030
--------------------------------------------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS--
--------------------------------------------------
Distributions from net investment income                 (18,812)
--------------------------------------------------
Distributions from net realized gains on
investments and foreign currency transactions           (150,875)
--------------------------------------------------  -------------
    Change in net assets resulting from
      distributions to shareholders                     (169,687)
--------------------------------------------------  -------------
SHARE TRANSACTIONS--
--------------------------------------------------
Proceeds from sale of shares                          14,062,192
--------------------------------------------------
Net asset value of shares issued to shareholders
  in payment of distributions declared                   169,322
--------------------------------------------------
Cost of shares redeemed                                 (129,917)
--------------------------------------------------  -------------
    Change in net assets resulting from share
      transactions                                    14,101,597
--------------------------------------------------  -------------
        Change in net assets                          15,645,940
--------------------------------------------------
NET ASSETS:
--------------------------------------------------
Beginning of period                                           --
--------------------------------------------------  -------------
End of period (including distributions in excess
  of net investment income of ($375,528))            $15,645,940
--------------------------------------------------  -------------


(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(See Notes which are an integral part of the Financial Statements)

                                       22

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS
------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)



                                                    PERIOD ENDED
                                                      APRIL 30,
                                                      1999 (1)
--------------------------------------------------  -------------

NET ASSET VALUE, BEGINNING OF PERIOD                    $10.00
--------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------
  Net investment income                                   0.01
--------------------------------------------------
  Net realized and unrealized gain on investments,
  foreign currency transactions and futures
  contracts                                               2.92
--------------------------------------------------      ------
  Total from investment operations                        2.93
--------------------------------------------------      ------
LESS DISTRIBUTIONS
--------------------------------------------------
  Distributions from net investment income               (0.02)
--------------------------------------------------
  Distributions from net realized gain on
  investments, foreign currency transactions and
  futures contracts                                      (0.16)
--------------------------------------------------
                                                        ------
  Total distributions                                    (0.18)
--------------------------------------------------      ------
NET ASSET VALUE, END OF PERIOD                          $12.75
--------------------------------------------------      ------
TOTAL RETURN (2)                                         29.42%
--------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------
  Expenses (3)                                            3.09%*
--------------------------------------------------
  Net investment income (3)                              (1.47%)*
--------------------------------------------------
  Expenses (after waivers/reimbursements)                 1.55%*
--------------------------------------------------
  Net investment income (after
  waivers/reimbursements)                                 0.07%*
--------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------
  Net assets, end of period (000 omitted)                 $15,646
--------------------------------------------------
  Portfolio turnover                                         1%
--------------------------------------------------


 *   Computed on an annualized basis.
(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.
(2) Based on net asset value.

(3) During the period, certain fees were voluntarily waived or reimbursed. If such voluntary waivers or reimbursements had not occurred, the ratios would have been as indicated.
(See Notes which are an integral part of the Financial Statements)

                                       23

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999
----------------------------------------------------------------------------
(1) ORGANIZATION

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of nine portfolios. The financial statements included herein are only those of Independence One International Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide total return.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

    INVESTMENT VALUATIONS--Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Short-term securities are valued at the mean between the bid and asked prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gains and losses are determined on the identified cost basis.

    INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date.

                                       24

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

    Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. The following reclassification has been made to the financial statements.



    INCREASE (DECREASE)
----------------------------
 ACCUMULATED   UNDISTRIBUTED
NET REALIZED        NET
   GAIN ON      INVESTMENT
 INVESTMENTS      INCOME
-------------  -------------

    361,044       (361,044)


    Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

    FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

    Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates. Additionally, net capital losses of ($353,345) attributable to foreign currency transactions incurred after October 31, 1998, are treated as arising on May 1, 1999, the first day of the Fund's next taxable year.

    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

    FUTURES CONTRACTS--The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio against changes in interest rates or security prices. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or cash equivalents. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in value of the futures contract. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended April 30, 1999, the Fund had a realized gain of $1,358,324 on futures contracts.

                                       25

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

    At April 30, 1999, the Fund had outstanding futures contracts as follows:




                                                                                                              UNREALIZED
          EXPIRATION                                                                             NOTIONAL    APPRECIATION
             DATE               CONTRACTS TO DELIVER/RECEIVE    POSITION                          VALUE     (DEPRECIATION)
------------------------------  ------------------------------  --------                        ----------  ---------------

            Jun 99              1 SPI Index Futures                          Long               $   51,202      $ 1,390
            Jun 99              4 FTSE 100 Index (New) Futures               Long                1,689,521       20,640
            Jun 99              2 German DAX Index Futures                   Long                  569,875       (5,308)
            Jun 99              8 Nikkei 225 Index Futures                   Long                4,492,384       50,054
            Jun 99              7 CAC 40 Index Futures                       Long                2,271,387       23,172
            May 99              2 CAC 40 Index Futures                       Long                  185,673        2,049
                                                                                                                -------
Net Unrealized Appreciation on Futures Contracts                                                                $91,997
                                                                                                                -------


    Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

    WRITTEN OPTIONS CONTRACTS--The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended April 30, 1999, the Fund had a realized gain of $7,732 on written options.

    The following is a summary of the Fund's written option activity:



                CONTRACT                  NUMBER OF CONTRACTS      PREMIUM
----------------------------------------  -------------------   -------------

Outstanding at 9/25/98                               --              --
Options written                                   3,500           7,732
Options expired                                  (3,500)         (7,732)
Options closed                                       --              --
                                                 ------          ------
Outstanding at 4/30/99                               --              --
                                                 ------          ------
                                                 ------          ------


    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS--The Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage the Fund's foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

                                       26

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

    At April 30, 1999, the Fund had outstanding forward foreign currency exchange contracts as set forth below:




                                                                CONTRACTS       UNREALIZED
SETTLEMENT                                                         AT          APPRECIATION
   DATE     CONTRACTS TO DELIVER/RECEIVE   IN EXCHANGE FOR        VALUE       (DEPRECIATION)
----------  ----------------------------   ----------------   -------------   ---------------

Contracts Purchased:
 5/6/1999      20,727,000 Japanese Yen        $  172,616      $     173,564       $    948
 5/6/1999      70,726,000 Japanese Yen           633,008            592,246        (40,762)
 5/6/1999      91,453,000 Japanese Yen           780,316            766,418        (13,898)
6/17/1999      10,755,000 Japanese Yen            89,868             90,637            769
6/17/1999     123,916,000 Japanese Yen         1,048,359          1,037,649        (10,710)
Contracts Sold:
 5/6/1999      20,727,000 Japanese Yen           172,616            173,564           (948)
 5/6/1999      70,726,000 Japanese Yen           633,008            592,716         40,292
 5/6/1999      91,453,000 Japanese Yen           780,316            765,810         14,506
6/17/1999      10,755,000 Japanese Yen            89,868             90,060           (192)
6/17/1999     123,916,000 Japanese Yen         1,048,359          1,044,293          4,066
                                                                              ---------------
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts        $ (5,929)
                                                                              ---------------


    FOREIGN CURRENCY TRANSLATION--The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

    USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

                                       27

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

    OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1999, capital paid-in for International Equity Fund aggregated $14,101,597.

Transactions in shares were as follows:



                                                        PERIOD ENDED
                                                     APRIL 30, 1999(1)
                                                    --------------------

--------------------------------------------------
Shares sold                                               1,223,342
--------------------------------------------------
Shares issued to shareholders in payment of
  distributions declared                                     14,169
--------------------------------------------------
Shares redeemed                                             (10,754)
--------------------------------------------------         --------
Net change resulting from share transactions              1,226,757
--------------------------------------------------         --------


(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    INVESTMENT ADVISORY FEE--Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

    Under the terms of a sub-advisory agreement between the Adviser and National Australia Asset Management Ltd. (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee, to be paid by the Adviser, of 0.30% of the average daily value of the Fund's assets managed by the Sub-Advisor. The Sub-Advisor may elect to waive some or all of its fees.

    ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the period. The administrative fee during any fiscal year shall be at least $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

    TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive a portion of its fee.

                                       28

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

    PORTFOLIO ACCOUNTING FEES--Fserv maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    CUSTODIAN FEES--Michigan National Bank is the Fund's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

    GENERAL--Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1999, were as follows:



--------------------------------------------------

Purchases                                           $13,294,723
--------------------------------------------------  -----------
Sales                                               $    19,375
--------------------------------------------------  -----------


(6) CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

(7) YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

                                       29

INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------
The Board of Trustees and Shareholders INDEPENDENCE ONE MUTUAL FUNDS:

We have audited the accompanying statement of assets and liabilities of Independence One International Equity Fund, a portfolio of Independence One Mutual Funds, including the portfolio of investments, as of April 30, 1999, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from September 25, 1998 (date of initial public investment) to April 30, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Independence One International Equity Fund as of April 30, 1999, the results of its operations, changes in its net assets, and its financial highlights for the period indicated above in conformity with generally accepted accounting principles.

                                                [LOGO]

Boston, Massachusetts
June 16, 1999

                                       30

TRUSTEES                       OFFICERS
------------------------------------------------------------

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Edward C. Gonzales
  PRESIDENT AND TREASURER
Jeffrey W. Sterling
  VICE PRESIDENT AND ASSISTANT TREASURER
C. Grant Anderson
  SECRETARY
Timothy S. Johnson
  ASSISTANT SECRETARY

MUTUAL FUNDS ARE NOT BANK DEPOSITS OR OBLIGATIONS, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN MUTUAL FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

                                       31

INDEPENDENCE ONE
MUTUAL FUNDS

5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7010

INVESTMENT ADVISER
Michigan National Bank
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

SUB-ADVISER
National Australia Asset Management Ltd.
333 Collins Street
Melbourne, Victoria 3000, Australia

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, Michigan 48333-9065

TRANSFER AGENT AND
DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P. O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, Massachusetts 02110

                                     [LOGO]

G01200-13 (6/99)

INDEPENDENCE ONE-REGISTERED TRADEMARK-
INTERNATIONAL EQUITY FUND
(DISTRIBUTED BY FEDERATED SECURITIES CORP.)

ANNUAL REPORT
TO SHAREHOLDERS
APRIL 30, 1999
--------------------------------------

---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------
---------------------------------------

[MICHIGAN NATIONAL BANK LOGO]



                          INDEPENDENCE ONE MUTUAL FUNDS
                                    APPENDIX

Independence One Equity Plus Fund
A1. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Independence One Equity Plus Fund (the "Fund") is represented by a solid line. The Standard & Poor's 100 Composite Stock Price Index (S&P 100) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, and the S&P
100. The "x" axis reflects computation periods from 9/25/95 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 100. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 100. The ending values were $25,060, and $25,863, respectively.

Independence One Fixed Income Funds
A2. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Independence One U.S. Government Securities Fund (the "Fund") is represented by a dashed line. The Lehman Brothers Government Bond Index (LBGB) is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, and the LBGB. The "x" axis reflects computation periods from 1/11/93 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBGB. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBGB. The ending values were $14,869, and $15,469, respectively.

A3. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Independence One Fixed Income Fund (the "Fund") is represented by a dashed line. The Lehman Brothers Intermediate Government/Corporate Bond Index (LBGCB) is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, and the LBGCB. The "x" axis reflects computation periods from 10/23/95 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBGCB. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBGCB. The ending values were $12,268, and $12,473, respectively.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Independence One Michigan Municipal Bond Fund (the "Fund") is represented by a dashed line. The Lehman Brothers 7-Year General Obligations Bond Index (LBGOB) is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, and the LBGOB. The "x" axis reflects computation periods from 11/20/95 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBGOB. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the LBGOB. The ending values were $12,035, and $12,161, respectively.

Independence One Small Cap Fund
A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Independence One Small Cap Fund (the "Fund") is represented by a solid line. The Standard & Poor's Small Cap 600 Composite Stock Price Index (S&P 600) is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the S&P 600. The "x" axis reflects computation periods from 6/22/98 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 600. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the S&P 600. The ending values were $9,406, and $9,381, respectively.

Independence One International Equity Fund
A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Independence One International Equity Fund (the "Fund") is represented by a dashed line. The Morgan Stanley Capital International EAFE Index (MSCI-EAFE) is represented by a solid line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund and the MSCI-EAFE. The "x" axis reflects computation periods from 9/25/98 to 4/30/99. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the MSCI-EAFE. The right margin reflects the ending value of the hypothetical investment in the Fund as compared to the MSCI-EAFE. The ending values were $12,942, and $12,730, respectively.